UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	10/31/2005

Item 1. Schedule of Investments Strategic Partners Asset Allocation Funds
STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —120.2%

	Common Stocks —43.6%
	Advertising —0.1%
6,020	Marchex, Inc., (Class “B” Shares)	$101,437

	Aerospace & Defense —1.2%
11,500	Lockheed Martin Corp.	696,440
13,000	Raytheon Co.	480,350
800	United Technologies Corp.	41,024
675	Alliant Techsystems, Inc. (a)	47,399
5,400	Boeing Co. (The)	349,056
2,785	DRS Technologies, Inc. (a)	137,189
925	Esterline Technologies Corp.	34,826
2,300	General Dynamics Corp.	267,490
2,850	Moog, Inc. (Class “A” Stock)	84,502
3,800	Northrop Grumman Corp.	203,870

		2,342,146

	Auto Components —0.2%
3,900	Lear Corp.	118,794
2,500	Magna International, Inc. (Class “A” Stock)	174,300

		293,094

	Automobile Manufacturers
1,300	Winnebago Industries	38,116

	Automotive Parts —0.1%
3,400	Autoliv, Inc.	146,064
3,200	CSK Auto Corp. (a)	48,416
23,100	Delphi Corp.	9,356
1,700	Visteon Corp.	14,161
1,700	AutoNation, Inc. (a)	33,796

		251,793

	Beverages —0.2%
5,300	Coca-Cola Co. (The)	226,734
3,500	Coca-Cola Enterprises, Inc.	66,150
2,000	PepsiCo, Inc.	118,160

		411,044

	Biotechnology —1.4%
1,780	Alexion Pharmaceutcal, Inc. (a)	48,754
11,987	Amgen, Inc. (a)	908,135
3,220	Atherogenics, Inc.	48,300
13,900	Genentech, Inc. (a)	1,259,340
3,976	Genzyme Corp. (a)	287,465
3,180	Illumina, Inc. (a)	49,513

		2,601,507

	Broadcasting
1,500	Sinclair Broadcast Group, Inc., (Class “A” Stock)	12,435

	Building Materials —0.1%
4,110	Hexel Corp. (a)	65,020
100	Masco Corp.	2,850
775	York International Corp.	43,485

		111,355

	Business Services
2,000	Kelly Services, Inc.	55,360

	Chemicals —0.4%
2,900	Air Products & Chemicals, Inc.	165,996
3,500	Ashland, Inc.	187,285
800	Du Pont de Nemours & Co.	33,352
400	PPG Industries, Inc.	23,988
6,500	Praxair, Inc. (a)	321,165
2,000	Rohm & Haas Co.	87,060

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Chemicals (cont’d)
1,500	Valspar Corp.	$33,075

		851,921

	Clothing & Apparel —0.4%
6,800	Coach, Inc. (a)	218,824
9,600	Jones Apparel Group, Inc.	261,888
1,700	NIKE, Inc. (Class “B” Stock)	142,885
3,500	Phillips-Van Heusen Corp.	99,575

		723,172

	Commercial Services —0.9%
22,400	Cendant Corp.	390,208
1,890	Chemed Corp.	90,871
2,900	Concur Technologies, Inc. (a)	39,179
500	Consolidated Graphics, Inc. (a)	19,495
1,300	Dollar Thrifty Automotive Group, Inc. (a)	49,010
5,150	FirstService Corp. (Canada)	120,355
1,625	Healthcare Services Group, Inc.	30,290
1,980	Laureate Education, Inc.	97,812
5,355	McGrath Rentcorp	152,885
925	Monro Muffler Brake, Inc. (a)	27,704
2,300	Moody’s Corp.	122,498
3,000	Pharmaceutical Product Development, Inc. (a)	172,410
1,780	Providence Service Corp.	54,949
5,370	Rollins, Inc.	102,137
2,850	Steiner Leisure Ltd.	97,157
375	Strayer Education, Inc.	33,566
3,680	TNS, Inc. (a)	64,694
1,750	Team,I Nc.	44,450
2,696	US Concrete, Inc.	16,446
1,830	Universal Technical Institute, Inc. (a)	57,334

		1,783,450

	Computer Hardware —1.2%
700	Affiliated Computer Services, Inc.	37,877
6,173	Apple Computer, Inc. (a)	355,503
7,300	Cadence Design System, Inc. (a)	116,654
300	Computer Sciences Corp (a)	15,375
5,300	Dell, Inc. (a)	168,964
300	EMC Corp. (a)	4,188
40,900	Electronic Data Systems Corp.	953,379
2,600	International Business Machines Corp.	212,888
250	MTS Systems Corp.	9,990
6,280	Optimal Group,Inc. (Class “B” Shares) (Canada)	117,248
1,100	Reynolds & Reynolds Co., Class A	29,194
1,125	Synaptics, Inc. (a)	26,134
2,900	Synopsys, Inc.	54,955
9,820	Synplicity, Inc.	70,311
1,600	Tyler Technologies, Inc. (a)	13,024
16,700	Western Digital Corp. (a)	202,070

		2,387,754

	Computer Networking
2,260	Infospace, Inc. (a)	56,771

	Computer Services & Software —1.9%
4,900	Autodesk, Inc.	221,137
23,000	BMC Software, Inc. (a)	450,570
32,500	Computer Associates International, Inc.	909,025
6,590	Epicor Software Corp. (a)	80,925
7,356	Global Payments, Inc.	315,205
12,300	Hewlett-Packard Co.	344,892
34,000	Microsoft Corp.	873,800
2,470	Microsemi Corp. (a)	57,230
1,200	NCR Corp. (a)	36,264
5,600	Oracle Corp. (a)	71,008
2,650	Ultimate Software Group, Inc. (a)	45,023
3,680	Witness Systems, Inc. (a)	72,128

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Computer Services & Software (cont’d)
3,110	M-Systems Flash Disk Pioneers (Israel) (a)	$98,556

		3,575,763

	Construction —0.9%
100	Centex Corp.	6,435
725	Dycom Industries, Inc.	14,449
21,679	Lennar Corp. (Class “A” Stock)	1,204,919
1,400	Lennar Corp. (Class “B” Stock)	72,310
1,432	MDC Holdings, Inc.	98,235
3,300	Standard Pacific Corp.	127,314
3,173	Toll Brothers, Inc. (a)	117,116
300	USG Corp. (a)	17,736

		1,658,514

	Consumer Products & Services —0.7%
800	American Greetings Corp., (Class “A” Stock)	20,200
2,370	Central Garden & Pet Co.	101,602
2,805	Jarden Corp. (a)	94,781
300	Kimberly-Clark Corp.	17,052
17,141	Procter & Gamble Co.	959,697
800	Scotts Co. (The) (Class “A” Stock)	70,232
2,000	SNAP-ON, INC.	72,040

		1,335,604

	Distribution/Wholesale —0.1%
560	Building Materials Holding Corp.	47,606
2,075	Watsco, Inc.	117,922

		165,528

	Diversified Chemicals
300	Dow Chemical Co.	13,758

	Drugs & Medicine —0.1%
2,400	Coventry Health Care, Inc. (a)	129,576

	Electric Utilities —0.7%
3,800	Entergy Corp.	268,736
5,900	FirstEnergy Corp.	280,250
17,600	FPL Group, Inc.	757,856

		1,306,842

	Electronic Components & Equipment —0.5%
7,000	Agilent Technologies, Inc. (a)	224,070
6,200	Bottomline Technologies, Inc.	78,430
3,400	Checkpoint Systems, Inc.	81,600
3,900	Energizer Holdings, Inc. (a)	196,911
5,100	FLIR Systems, Inc. (a)	106,896
1,500	Harman International Industries, Inc.	149,790
2,420	Intermagnetics General Corp.	69,333
14,900	Sanmina-SCI Corp. (a)	54,385

		961,415

	Electronics —0.1%
1,690	Itron, Inc. (a)	73,447
9,570	SRS Labs, Inc.	56,463
4,070	Sonic Solutions, Inc. (a)	77,900

		207,810

	Entertainment & Leisure —0.2%
8,530	Century Casinos, Inc.	64,146
400	Hasbro, Inc.	7,536
700	Intl Game Technology	18,543
2,675	K2, Inc. (a)	26,830
3,100	Mattel, Inc.	45,725
4,510	Mikohn Gaming Corp.	47,310
5,070	Scientific Games Corp. (Class “A” Stock)	151,897

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Entertainment & Leisure (cont’d)
1,200	Carnival Corp.	$59,604

		421,591

	Environmental Services —0.3%
4,900	Allied Waste Industries, Inc. (a)	39,886
4,000	Nalco Hldg Co.	68,000
3,500	Republic Services, Inc.	123,725
1,125	Waste Connections, Inc. (a)	37,541
9,700	Waste Management, Inc.	286,247

		555,399

	Equipment Services —0.1%
9,400	Eastman Kodak Co.	205,860

	Exchange Traded Funds —0.1%
130	iShares Russell 1000 Value Index Fund	8,700
1,850	iShares Russell 2000 Value Index Fund	118,714

		127,414

	Farming & Agriculture —1.0%
19,700	Altria Group Inc. (a)	1,478,485
6,200	Archer-Daniels-Midland Co.	151,094
3,800	Monsanto Co.	239,438

		1,869,017

	Financial - Bank & Trust —2.4%
3,250	Astoria Financial Corp.	90,837
600	BB & T Corp. (a)	25,404
19,600	Bank of America Corp.	857,304
900	Bank of New York Co., Inc. (The)	28,161
1,700	Bankunited Financial Corp. (a)	40,324
2,530	Boston Private Financial Holdings, Inc.	73,243
200	Compass Banshares Inc	9,752
500	Downey Financial Corp.	30,475
9,100	KeyCorp	293,384
1,050	MB Financial, Inc.	39,134
400	Marshall & Ilsley Corp.	17,184
6,300	Mellon Financial Corp.	199,647
7,500	North Fork Bancorp.	190,050
1,300	Oriental Financial Group, Inc.	16,146
2,900	PrivateBancorp, Inc.	98,513
3,200	Republic Bancorp, Inc. (MI)	43,680
2,500	State Street Corp.	138,075
400	Student Loan Corp. (The)	87,680
600	TCF Financial Corp.	16,260
5,795	UBS AG (Switzerland)	496,458
2,100	UCBH Holdings, Inc.	36,540
12,200	U.S. Bancorp	360,876
5,600	UnionBanCal Corp.	383,488
1,300	Wachovia Corp.	65,676
13,800	Washington Mutual, Inc.	546,480
5,500	Wells Fargo & Co.	331,100
700	Zions Bancorporation	51,429

		4,567,300

	Financial Services —3.5%
1,800	Accredited Home Lenders Holding Co. (a)	65,052
14,200	AmeriCredit Corp.	317,370
2,800	Ameritrade Holding Corp. (a)	58,884
60	Ameriprise Financial, Inc.	2,233
8,200	CIT Group, Inc.	374,986
900	Capital One Financial Corp.	68,715
2,000	Chicago Mercantile Exchange Holding, Inc.	730,300
19,100	Citigroup, Inc.	874,398
12,761	Countrywide Financial Corp.	405,417
700	E*trade Group Corp. (a)	12,985
3,900	Eaton Vance Corp.	97,071
10,900	Freddie Mac	668,715

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Financial Services (cont’d)
1,500	Fannie Mae	$71,280
650	Financial Federal Corp.	24,817
6,299	Goldman Sachs Group, Inc.	796,005
2,700	Jefferies Group, Inc.	114,642
3,057	Lehman Brothers Holdings, Inc.	365,831
17,100	MBNA Corp.	437,247
4,000	Merrill Lynch & Co., Inc.	258,960
4,600	Morgan Stanley Dean Witter & Co.	250,286
2,130	Portfolio Recovery Associates, Inc. (a)	82,857
3,050	Raymond James Financial, Inc.	103,791
7,609	SLM Corp.	422,528
4,500	Valueclick, Inc. (a)	78,750

		6,683,120

	Food —0.9%
22,800	Albertson’s, Inc.	572,508
300	Campbell Soup Co.	8,730
1,825	Corn Products International, Inc.	43,453
200	Heinz Co., H.J.	7,100
2,700	Hershey Foods Corp.	153,441
200	Kellogg Co.	8,834
8,500	Kraft Foods, Inc. - A	240,550
8,500	Kroger Co. (The) (a)	169,150
8,900	Sara Lee Corp.	158,865
400	Sysco Corp.	12,764
2,700	Tyson Foods, Inc.	48,060
8,900	Unilever PLC, ADR (United Kingdom)	361,340

		1,784,795

	Health Care Providers & Services —0.2%
4,500	HCA, Inc.	216,855
30,500	Tenet Healthcare Corp. (a)	256,810

		473,665

	Healthcare Services —1.6%
6,110	AMN Healthcare Services, Inc.	100,815
2,200	Aetna, Inc. (a)	194,832
1,590	Amedisys, Inc. (a)	60,754
2,500	American Healthways, Inc. (a)	101,400
2,600	AMERIGROUP Corp. (a)	43,472
2,600	Covance, Inc.	126,490
10,970	Five Star Quality Care, Inc.	73,938
4,500	Humana Inc.	199,755
2,280	LabOne, Inc. (a)	100,024
2,040	Matria Healthcare, Inc.	68,401
2,500	McKesson Corp.	113,575
650	Pediatrix Medical Group, Inc. (a)	50,089
4,700	Quest Diagnostics, Inc.	219,537
2,800	Sunrise Senior Living, Inc.	90,552
1,050	Triad Hospitals, Inc. (a)	43,186
23,467	UnitedHealth Group, Inc.	1,358,505
2,100	Wellpoint, Inc. (a)	156,828

		3,102,153

	Healthcare-Products —0.2%
1,620	IRIS International, Inc.	37,989
1,900	NuVasive Inc. (a)	33,117
13,850	Orthovita, Inc.	52,630
3,344	PolyMedica Corp.	110,385
8,170	Spectranetics Corp.	81,210
2,980	Syneron Medical Ltd. (Israel)	107,101

		422,432

	Home Construction —0.1%
2,616	KB Home	170,956

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Home Construction (cont’d)
1,800	Meritage Homes Corp. (a)	$112,086

		283,042

	Hotels & Motels —0.6%
1,500	Choice Hotels Intrenational, Inc.	49,635
4,870	Harrah’s Entertainment, Inc.	294,538
2,500	Hilton Hotels Corp.	48,625
10,876	MGM Mirage (a)	406,436
1,300	Marriott International, Inc.	77,506
700	Starwood Hotels & Resorts Worldwide, Inc.	40,901
6,900	Wynn Resorts Ltd. (a)	322,092

		1,239,733

	Household/Personal Care —0.1%
3,600	Colgate-Palmolive Co.	190,656

	Industrial Conglomerates —0.4%
25,500	Tyco International Ltd.	672,945

	Insurance —3.1%
2,700	Aflac, Inc.	129,006
3,700	Allmerica Financial Corp. (a)	140,970
400	Allstate Corp. (The)	21,116
1,500	Ambac Financial Group, Inc.	106,335
1,800	American International Group, Inc.	116,640
1,000	AON Corp.	33,850
2,500	Assurant, Inc.	95,500
1,300	W.R.Berkely Corp.	56,810
100	Chubb Corp.	9,297
1,400	Commerce Group, Inc.	79,548
1,450	Delphi Financial Group, Inc. (Class “A” Stock)	67,918
22,200	Genworth Financial, Inc. (Class “A” Stock)	703,518
2,637	HCC Insurance Holdings, Inc. (a)	79,110
2,600	Hartford Financial Service Group, Inc.	207,350
1,275	Hilb, Rogal & Hobbs Co.	47,749
1,400	Lincoln National Corp.	70,854
2,100	Loews Corp. (a)	195,258
4,000	MBIA, Inc.	232,960
14,300	MetLife, Inc.	706,563
1,800	Philadelphia Consolidated Holding Corp. (a)	173,268
7,700	Principal Financial Group, Inc.	382,151
1,798	Progressive Corp.	208,226
1,900	Protective Life Corp.	83,296
20,301	St. Paul Travelers Cos., Inc. (The)	914,154
1,200	Torchmark Corp.	63,396
3,610	Tower Group, Inc.	69,565
2,300	United Fire & Casualty Co.	103,546
37,800	UnumProvident Corp.	766,962
300	XL Capital Ltd. (Class “A” Stock)	19,218

		5,884,134

	Internet Services —0.7%
1,700	Checkfree Corp. (a)	72,250
11,960	Cybersource Corp. (a)	80,132
9,690	Digitas, Inc.	104,652
2,480	Equinix, Inc.	91,487
225	F5 Networks, Inc. (a)	11,707
1,050	Google, Inc. (Class “A” Stock) (a)	390,747
2,810	J2 Global Communications, Inc. (a)	124,230
8,460	Keynote Systems, Inc.	110,234
1,500	McAfee, Inc. (a)	45,045
10,340	Online Resources Corp. (a)	124,080
2,400	Symantec Corp. (a)	57,240
1,075	Vignette, Corp.	17,856
4,040	Websidestory, Inc. (a)	70,255

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Internet Services (cont’d)
5,050	Radvision Ltd. (Israel) (a)	$65,650

		1,365,565

	Internet Software & Services
3,530	Openwave Systems, Inc. (a)	63,081

	Machinery & Equipment —0.4%
1,325	Briggs & Stratton Corp.	42,373
1,600	Bucyrus International, Inc. (Class “A” Stock)	66,480
9,699	Caterpillar, Inc.	510,070
900	Deere & Co.	54,612
300	Joy Global, Inc.	13,761
1,200	Nordson Corp.	44,604
3,490	Presstek, Inc.	35,773

		767,673

	Manufacturing —0.4%
100	Danaher Corp.	5,210
1,800	Eaton Corp.	105,894
2,000	Harsco Corp.	128,500
900	ITT Industries, Inc.	91,440
5,950	Jacuzzi Brands, Inc. (a)	43,911
7,000	Spx Corp.	301,140

		676,095

	Media —1.0%
8,500	Comcast Corp. (Class “A” Stock)	236,555
2,100	Comcast Corp. (Special Class “A” Stock) (a)	57,561
1,100	DirectTV Group Inc. (The) (a)	15,642
600	EchoStar Communications Corp. (Class “A” Stock)	16,122
3,100	Gannett Co., Inc.	194,246
21,200	Liberty Media Corp. (Class “A” Stock) (a)	168,964
11,700	News Corp.	166,725
2,800	Scholastic Corp. (a)	91,140
1,100	E.W. Scripps Co. (Class “A” Stock)	50,380
17,400	Time Warner, Inc. (a)	310,242
200	The New York Times Co.	5,448
14,000	Viacom, Inc. (Class “B” Stock)	433,580
5,200	Walt Disney Co. (The)	126,724

		1,873,329

	Medical Supplies & Equipment —0.9%
600	Bausch & Lomb, Inc.	44,514
1,900	Boston Scientific Corp. (a)	47,728
2,300	Cooper Cos, Inc. (The)	158,332
1,700	Edwards Lifesciences Corp. (a)	70,346
1,400	Guidant Corp.	88,200
1,125	Invacare Corp.	38,014
3,070	Lifeline Systems, Inc. (a)	101,310
12,426	Medtronic, Inc.	704,057
4,600	Merge Technologies, Inc. (a)	106,122
4,200	St. Jude Medical, Inc. (a)	201,894
1,300	Sepracor, Inc. (a)	73,125
1,990	SonoSite, Inc.	58,486
2,490	Symmetry Medical, Inc.	55,129
200	Zimmer Holdings, Inc. (a)	12,754

		1,760,011

	Metals & Mining —0.5%
22,600	Alcoa, Inc.	548,954
550	Century Aluminum Co.	9,999
1,650	Gibraltar Industries, Inc.	33,413
2,700	Southern Copper Corporation	148,878
1,900	United States Steel Corp.	69,407

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Metals & Mining (cont’d)
3,300	Timken Co.	$93,588

		904,239

	Non-Bond Holdings
142	Gentek Inc	1,992
19,021	Netia Holdings (Poland)	26,458

		28,450

	Oil & Gas —2.6%
700	Anadarko Petroleum Corp.	63,497
1,500	Apache Corp.	95,745
700	Baker Hughes, Inc.	38,472
2,900	Burlington Resources, Inc.	209,438
3,900	Cabot Oil & Gas Corp.	178,581
7,500	ChevronTexaco Corp.	428,025
5,100	ConocoPhillips	333,438
2,300	Devon Energy Corp.	138,874
2,700	EOG Resources, Inc.	183,006
15,490	Encore Medical Corp.	77,605
650	Energy Partners Ltd. (a)	16,491
17,700	Exxon Mobil Corp.	993,678
550	Gmx Resources,Inc.	13,486
8,980	Grey Wolf, Inc. (a)	68,966
3,621	Halliburton Co.	214,001
1,900	Helmerich & Payne, Inc.	105,260
1,700	Houston Exploration Co. (a)	87,635
950	Hydril Co. (a)	63,023
3,130	Maverick Tube Corp. (a)	96,905
3,100	Occidental Petroleum Corp.	244,528
2,000	Oceaneering International, Inc. (a)	96,240
2,965	Oil States International, Inc. (a)	98,141
2,300	ONEOK, Inc.	66,102
2,350	Patterson-UTI Energy, Inc.	80,205
1,425	Petrohawk Energy, Corp.	17,613
700	Rowan Cos., Inc.	23,093
500	Southwestern Energy Co. (a)	36,270
2,900	Sunoco, Inc.	216,050
4,080	Superior Energy Services, Inc.	83,150
2,100	Swift Energy Co. (a)	91,686
3,200	Tesoro Corp.	195,680
1,480	Unit Corp. (a)	77,552
1,650	Universal Compression Holdings, Inc. (a)	58,823
900	Valero Energy Corp.	94,716
1,025	Whiting Petroleum Corp. (a)	41,564
600	Weatherford International, Inc. Ltd.	37,560

		4,965,099

	Other Technology
1,300	Sybase, Inc.	28,925

	Paper & Forest Products —0.3%
400	Bowater, Inc.	10,600
1,100	Georgia-Pacific Corp.	35,783
1,500	International Paper Co.	43,770
5,200	Plum Creek Timber Co.	202,280
500	Smurfit-Stone Container Corp. (a)	5,280
300	Temple-Inland, Inc.	11,049
3,500	Weyerhaeuser Co.	221,690

		530,452

	Personal Services —0.1%
2,600	Administaff, Inc.	110,032
2,840	Barrett Business Services	75,828

		185,860

	Pharmaceuticals —1.6%
300	Abbott Laboratories	12,915
2,500	Allergan, Inc.	223,250

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Pharmaceuticals (cont’d)
2,432	Amylin Pharmaceuticals, Inc. (a)	$81,715
1,700	Barr Pharmaceuticals, Inc.	97,665
4,600	Bristol-Meyers Squibb Co.	97,382
4,120	First Horizon Pharmaceutical Corp. (a)	59,452
3,940	I-Flow Corp. (a)	47,556
16,054	Johnson & Johnson	1,005,301
2,400	Kos Pharmaceuticals, Inc. (a)	144,000
900	Eli Lilly & Co.	44,811
400	Medco Health Solutions, Inc. (a)	22,600
4,300	Merck & Co., Inc.	121,346
4,092	Nabi Biopharmaceuticals	52,582
29,600	Pfizer, Inc.	643,504
2,550	Rigel Pharmaceuticals, Inc.	57,248
5,030	Salix Pharmaceuticals Ltd. (a)	90,238
4,075	Serologicals Corp. (a)	79,381
200	Watson Pharmaceuticals, Inc. (a)	6,912
5,100	Wyeth	227,256

		3,115,114

	Pipelines
1,500	Dynegy, Inc. (a)	6,660

	Real Estate —0.3%
550	CB Richard Ellis Group, Inc. (a)	26,868
1,800	Entertainment Properties Trust	72,180
3,200	Hovnanian Enterprises, Inc. (Class “A” Stock) (a)	143,968
2,800	Prologis	120,400
2,860	Saint Joe Co. (The)	188,617

		552,033

	Real Estate Investment Trust —0.7%
1,300	Mack-Cali Realty Corp.	55,445
700	Liberty Property Trust	29,183
2,100	Johnson Controls, Inc.	142,905
7,300	Apartment Investment & Management Co. (Class “A” Stock)	280,320
2,575	Highland Hospitality, Corp.	27,063
200	Equity Office Properties Trust	6,160
300	Simon Property Group, Inc.	21,486
525	Redwood Trust, Inc.	24,439
1,800	Equity Residential	70,650
400	Centerpoint Properties Trust	18,224
1,000	Camden Property Trust	56,350
3,850	Ashford Hospitality Trust Inc.	40,425
600	CarrAmerica Realty Corp.	19,758
700	Duke Realty Corp.	23,870
1,050	Healthcare Realty Trust, Inc.	39,732
6,400	Host Marriot Corp.	107,456
4,680	KKR Financial Corp. (a)	104,458
3,075	MFA Mortgage Investments, Inc.	17,681
8,500	New Century Financial Corp.	262,395
1,100	SL Green Realty Corp.	74,833

		1,422,833

	Restaurants —0.1%
5,900	McDonald’s Corp.	186,440

	Retail & Merchandising —2.5%
400	Abercrombie & Fitch Co.	20,796
950	Best Buy Co., Inc.	42,047
2,000	Brinker International, Inc. (a)	76,240
1,500	CEC Entertainment, Inc. (a)	50,715
12,836	CVS Corp.	313,327
2,800	Chico’s FAS, Inc. (a)	110,712
11,200	Circuit City Stores, Inc.	199,248
3,730	Cosi, Inc.	32,638
4,900	Darden Restaurants, Inc.	158,858

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Retail & Merchandising (cont’d)
5,430	Design Within Reach, Inc. (a)	$43,820
1,100	Federated Department Stores, Inc.	67,507
7,580	Home Depot, Inc.	311,083
1,950	JOS. A. Bank Clothiers, Inc. (a)	79,579
700	Kohl’s Corp. (a)	33,691
11,207	Lowe’s Cos., Inc.	681,049
4,000	Men’s Wearhouse, Inc. (The) (a)	98,800
5,900	Nordstrom, Inc.	204,435
1,600	Office Depot, Inc. (a)	44,048
700	J. C. Penney Co., Inc.	35,840
1,100	Pilgrim’s Pride Corp.	34,628
1,050	Regis Corp.	40,278
100	Ross Stores, Inc.	2,704
1,400	7-Eleven, Inc. (a)	52,374
2,000	Sonic Corp. (a)	57,880
2,000	Staples, Inc.	45,460
2,642	Starbucks Corp. (a)	74,716
4,800	Stein Mart, Inc.	88,080
7,032	Target Corp.	391,612
2,775	Triarc Cos., Inc. (Class “B” Stock)	41,264
1,275	United Auto Group, Inc.	43,006
3,600	Wal-Mart Stores, Inc.	170,316
6,500	Walgreen Co.	295,295
16,717	Yum! Brands, Inc.	850,394

		4,792,440

	Semiconductors —0.8%
1,575	ATMI, Inc. (a)	43,013
4,610	Advanced Analogic Technologies, Inc.	50,249
300	Agere Systems, Inc. (a)	3,120
800	Altera Corp.	13,320
1,000	Analog Devices, Inc.	34,780
6,100	Freescale Semiconductor, Inc.	145,668
25,100	Intel Corp.	589,850
9,500	National Semiconductor Corp.	214,985
600	Teradyne, Inc.	8,124
11,800	Texas Instruments, Inc.	336,890
4,900	Ultratech Stepper, Inc. (a)	67,522
3,890	Volterra Semiconductor Corp.	47,964
3,900	O2Micro International Ltd.	51,090

		1,606,575

	Telecommunications —1.7%
2,100	A T & T Corp.	41,538
4,200	American Tower Corp. (Class “A” Stock)	100,170
2,500	AmerisourceBergen Corp.	190,675
1,700	CenturyTel, Inc.	55,641
23,300	Cisco Systems, Inc. (a)	406,585
3,300	Comverse Technology, Inc. (a)	82,830
6,600	Corning Inc. (a)	132,594
2,100	Juniper Networks, Inc. (a)	48,993
1,800	Lucent Technologies, Inc. (a)	5,130
400	MCI Inc.	7,960
17,148	Motorola, Inc.	380,000
525	NETGEAR, Inc. (a)	10,264
14,288	QUALCOMM, Inc.	568,091
15,500	SBC Communications, Inc.	369,675
2,700	SafeNet, Inc. (a)	89,559
1,925	Sonus Networks, Inc.	8,393
8,502	Sprint Nextel Corp.	198,181
700	Telewest Global, Inc. (a)	15,967
1,300	Tellabs, Inc. (a)	12,428
14,100	Verizon Communications Inc.	444,291

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Telecommunications (cont’d)
1,000	West Corp. (a)	$39,450

		3,208,415

	Tobacco —0.2%
1,200	Fair Isaac Corp.	50,112
4,800	3M Co.	364,704

		414,816

	Transportation —0.9%
700	Amerco	40,831
1,920	American Commerical Lines, Inc. (a)	53,990
2,050	Arlington Tankers, Ltd	45,654
3,812	Burlington North Santa Fe Corp.	236,573
400	CSX Corp.	18,324
6,823	Fedex Corp.	627,238
1,200	GATX Corp.	44,844
1,700	Genesee & Wyominginc-Cla , Inc. (a)	54,485
1,200	Laidlaw International, Inc.	27,288
750	Landstar System, Inc. (a)	28,890
3,800	Norfolk Southern Corp.	152,760
1,555	Old Dominion Freight Line (a)	55,031
3,713	Union Pacific Corp.	256,865
5,250	Vitran Corp., Inc. (Canada)	90,878

		1,733,651

	Utilities —1.9%
1,500	Alliant Energy Corp.	39,675
3,100	Avnet, Inc. (a)	71,455
3,500	Axsys Technologies, Inc.	66,395
5,800	CMS Energy Corp. (a)	86,478
400	Centerpoint Energy, Inc.	5,296
2,500	Consolidated Edison, Inc.	113,750
2,200	Constellation Energy Group	120,560
3,000	Dominion Resources Inc.	228,240
300	Duke Energy Corp.	7,944
2,200	Edison International	96,272
1,200	Emerson Electric Co.	83,460
44,650	General Electric Co.	1,514,082
2,100	Headwaters Inc. (a)	66,864
3,100	Jabil Circuit, Inc. (a)	92,535
1,700	Northeast Utilities	30,923
5,700	PG&E Corp.	207,366
2,500	PNM Resources, Inc.	63,375
4,300	Ppl Corp.	134,762
1,700	Pinnacle West Capital Corp.	70,992
1,600	Public Service Enterprise Group, Inc.	100,624
1,500	Scana Corp.	59,505
1,700	TXU Corp.	171,275
2,350	Westar Energy, Inc.	51,935
1,100	Wisconsin Energy Corp.	41,613
4,200	Xcel Energy, Inc. (a)	76,986

		3,602,362

	Total Common Stocks (cost $76,679,113)	83,649,539

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	U.S. Government Mortgage Backed Obligations —28.8%
	Fannie Mae
$41	8.00%, 08/25/22	43,475

	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		U.S. Government Mortgage Backed Obligations (cont’d)
		Federal Home Loan Mortgage Corp.
	$22	5.461%, 08/01/23	$22,638
	293	6.00%, 09/01/22	298,179
	243	10.00%, 05/15/20	242,442
		Federal National Mortgage Assoc.
	50,056	5.50%, 09/01/33-11/01/35	49,411,032
	3,446	4.00%, 06/01/19-10/01/20	3,266,965
	61	6.50%, 01/01/16	63,719
	172	7.50%, 01/01/32	181,991
	669	6.00%, 05/01/16-04/01/35	677,460
	91	5.00%, 01/01/19	89,396
	126	4.41%, 05/01/36	126,463
	500	6.00%, TBA	504,219
	76	4.50%, 08/01/33	71,524
		Government National Mortgage Assoc.
	13	3.75%, 09/20/22	13,429
	72	4.50%, 08/15/33-09/15/33	67,922
	122	8.50%, 02/20/30-06/15/30	131,780

		Total U.S. Government mortgage backed obligations (cost $56,469,666)	55,212,634

		U.S. Treasury Obligations —25.2%
		U.S. Treasury Bonds
	275	9.00%, 11/15/18	387,793
	1,800	8.125%, 08/15/19	2,403,774
	100	8.50%, 02/15/20	138,059
	400	6.25%, 08/15/23	466,828
	9,500	6.00%, 02/15/26	10,921,285
	3,100	8.875%, 08/15/17-02/15/2019	4,281,573
	750	6.50%, 11/15/26	913,798
	8,800	4.25%, 11/15/14	8,585,157
		U.S. Treasury Inflationary Bonds TIPS
	700	1.625%, 01/15/15	698,312
	190	3.875%, 04/15/29	301,602
		U.S. Treasury Notes
	100	4.25%, 08/15/14	97,641
	700	3.375%, 10/15/09	672,875
	400	12.00%, 08/15/13	478,781
	900	6.00%, 08/15/09	948,305
	300	5.00%, 08/15/11	307,781
	1,600	4.00%, 06/15/09-02/15/2014	1,561,664
	13,450	3.375%, 09/15/09	12,942,478
	2,000	3.50%, 02/15/10	1,924,844
		U.S. Treasury Strips, Zero Coupon
	100	11/15/16	59,366
	500	02/15/22	226,174

		Total U.S. Treasury obligations (cost $48,538,680)	48,318,090

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds —15.7%
		Aerospace & Defense —0.5%
		Alliant Techsystems, Inc., Gtd. Notes
B2	75	8.50%, 05/15/11	78,375
		BE Aerospace, Inc., Sr. Sub. Notes
Caa2	125	8.875%, 05/01/11	130,937
		Esterline Technologies, Sr. Sub. Notes
B1	125	7.75%, 06/15/13	130,312

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Aerospace & Defense (cont’d)
		K & F Acquisition, Inc., Gtd. Notes, PIK Sr. Sub. Notes
Caa1	125	7.75%, 11/15/14	125,000
		L-3 Communications Corp., Sr. Sub. Notes
Ba3	100	7.625%, 06/15/12	104,500
Ba3	125	6.375%, 10/15/15	123,438
		Sequa Corp., Sr. Notes
B1	100	8.875%, 04/01/08	102,500
		Standard Aero Holdings Inc., Sr. Sub. Notes
Caa1	25	8.25%, 09/01/14	23,750
		TransDigm, Inc., Gtd. Notes
B3	50	8.375%, 07/15/11	52,000

			870,812

		Airlines —0.1%
		AMR Corp. M.T.N, Notes
Caa2	150	10.55%, 03/12/21	79,500
		Continental Airlines, Inc., Notes
Ba2	39	6.748%, 03/15/17	33,405

			112,905

		Automobile Manufacturers —0.8%
		DaimlerChrysler NA Holding Co., Notes
A3	200	4.43%, 05/24/06	200,503
		DaimlerChrysler NA Holding Corp. Gtd. Notes
A3	700	4.026%, 03/07/07	698,762
		Daimlerchrysler NA Holding Corp.
A3	100	4.747%, 08/08/06	100,645
		Ford Motor Co., Notes
Ba1	100	7.45%, 07/16/31	73,500
		Ford Motor Credit Corp., Notes
Baa3	400	7.25%, 10/25/11	372,795

			1,446,205

		Automotive —0.1%
		Navistar International Corp., Sr. Notes
Ba3	125	6.25%, 03/01/12	112,188
		Tenneco Automotive, Inc., Sec’d. Notes
B3	50	8.625%, 11/15/14	47,750
		TRW Automotive, Inc., Sr. Notes
Ba3	59	9.375%, 02/15/13	63,425

			223,363

		Automotive Parts —0.1%
		Affinia Group, Inc., Gtd. Notes 144A
Caa1	62	9.00%, 11/30/14	48,050
		Delco Remy International, Inc., Sr. Sub. Notes
Caa1	125	9.375%, 04/15/12	53,750
		Goodyear Tire & Rubber Co., Notes
B3	125	7.857%, 08/15/11	119,375

			221,175

		Building Materials —0.2%
		Grohe Holding Gmbh, Gtd. Notes
Caa1	125	8.625%, 10/01/14	132,579
		Legrand Holding SA, (France) Sr. Unsub. Notes
B1	125	10.50%, 02/15/13	141,562
		Nortek, Inc., Sr. Sub. Notes
Caa1	125	8.50%, 09/01/14	119,375

			393,516

		Cable
		CSC Holdings, Inc., Sr. Notes
B1	50	7.25%, 07/15/08	50,500

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Capital Goods —0.3%
			Clorox Co., Notes
A3		500	3.982%, 12/14/07	500,602

			Capital Goods - Others —0.4%
			Blount, Inc., Sr. Sub. Notes
B3		75	8.875%, 08/01/12	78,937
			D.R. Horton, Inc., Sr. Notes
Ba1		100	7.875%, 08/15/11	107,847
			Gentek Escrow Bond
NR		75	Zero Coupon , 11/10/33	—
			Manitowoc Co.,
B2		100	10.50%, 08/01/12	112,000
			Mueller Group, Inc., Sr. Sub. Notes
Caa1		62	10.00%, 05/01/12	65,100
			Panolam Industries International Inc
Caa1		62	10.75%, 10/01/13	60,140
			Rexnord Corp., Gtd. Notes
B3		125	10.125%, 12/15/12	136,875
			Terex Corp., Gtd. Notes
Caa1		90	10.375%, 04/01/11	96,075
Caa1		20	9.25%, 07/15/11	21,350

				678,324

			Chemicals —1.0%
			Borden US Financial / Nova Scotia, Sec’d. Notes Notes
B3		50	9.00%, 07/15/14	49,188
			Crystal US Holdings, Sr. Disc. Notes, (Zero Coupon Until 10/01/09)
Caa2		125	Zero Coupon , 10/01/14	86,562
			Equistar Chemicals LP, Gtd. Notes
B2		105	10.125%, 09/01/08	113,137
			Hercules, Inc., Debs. Notes
Ba1		150	6.60%, 08/01/27	153,000
			Huntsman Advanced Materials LLC, Sec’d. Notes
Ba3		125	11.00%, 07/15/10	138,750
			Huntsman ICI Chemicals, Gtd. Notes
B3		14	10.125%, 07/01/09	14,403
			Huntsman International LLC, Gtd. Notes
B2		125	9.875%, 03/01/09	131,250
			IMC Global, Inc., Debs. Ntes
B1		125	6.875%, 07/15/07	126,875
			IMC Global, Inc., Gtd. Notes
Ba3		90	11.25%, 06/01/11	97,650
			ISP Chemco, Inc., Gtd. Notes
B1		75	10.25%, 07/01/11	79,781
			KRATON Polymers LLC, Sr. Sub. Notes 144A
Caa1		125	8.125%, 01/15/14	116,250
			Lyondell Chemical Co., Gtd. Notes
B1		75	9.50%, 12/15/08	78,562
			Lyondell Chemical Co., Sec’d Notes
B1		25	11.125%, 07/15/12	27,875
			Nell AF SARL, Senior Notes 144A Sr. Notes (cost $125,000; purchased 08/04/05
B2		125	8.375%, 08/15/15	120,000
			PQ Corp., Gtd. Notes 144A
B3		75	7.50%, 02/15/13	69,000
			Rhodia SA, Sr. Notes
B3		200	10.25%, 06/01/10	213,000
			Rhodia SA, Sr. Sub. Notes
Caa1		75	8.875%, 06/01/11	70,875
			Rockwood Specialties Group, Inc., Gtd. Notes
B3	EUR	125	7.625%, 11/15/14	151,305

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Chemicals (cont’d)
			Rockwood Specialties, Inc., Sr. Sub. Notes
B3		87	10.625%, 05/15/11	93,090

				1,930,553

			Consumer Cyclical - Services —0.1%
			Affinion Group Inc., Gtd. Notes
B3		63	10.125%, 10/15/13	59,850
			American Color Graphics Inc., Notes
Caa3		30	10.00%, 06/15/10	19,875
			Goodman Global Holding Co., Inc., Sr. Notes(c)
B3		25	6.41%, 06/15/12	24,500
			Goodman Global Holdings, Sr. Sub. Notes 144A
Caa1		62	7.875%, 12/15/12	58,280
			Great Lakes Dredge & Dock Corp., Sr. Sub. Notes
Caa3		35	7.75%, 12/15/13	32,375
			Iron Mountain Inc., Gtd. Notes
Caa1		75	8.625%, 04/01/13	78,188

				273,068

			Consumer Products —0.3%
			Ainsworth Lumber Co. Ltd., Sr. Notes
B2		85	6.75%, 03/15/14	72,675
			Ainsworth Lumber Co., Ltd., Gtd. Notes
B2		125	7.25%, 10/01/12	112,812
			Church & Dwight Co. Inc., Co. Guart’d Notes
Ba3		125	6.00%, 12/15/12	121,250
			Johnson Diversified Holdings, Inc., Disc. Notes
Caa1		75	10.67%, 05/15/13	54,000
			Johnson Diversified, Inc., Gtd. Notes
B3		75	9.625%, 05/15/12	74,250
			Playtex Products, Inc., Gtd. Notes
Caa2		125	9.375%, 06/01/11	129,375
			Spectrum Brands, Inc., Gtd. Notes
B3		125	7.375%, 02/01/15	107,969

				672,331

			Consumer Services —0.2%
			Ray Acquisition SCA. Sr. Sub. Notes (France) 144A
Caa1	EUR	250	9.375%, 03/15/15	307,103
			United Rentals of North America, Inc., Gtd. Notes
B3		25	6.50%, 02/15/12	23,969
			United Rentals of North America, Inc., Sr. Sub. Notes 144A Sr. Sub. Notes.
Caa1		50	7.75%, 11/15/13	47,500

				378,572

			Containers —0.1%
			Crown European Holdings SA, Sec’d. Notes (France)
B1		100	9.50%, 03/01/11	110,000

			Electric —0.8%
			AES Corp., Sr. Notes
B1		195	9.375%, 09/15/10	211,575
			AES Eastern Energy LP, Notes
Ba1		130	9.00%, 01/02/17	149,958
			Calpine Corp., Sec’d. Notes
B-		190	8.75%, 07/15/13	131,575
			CMS Energy Corp., Sr. Notes Sr. Notes
B1		50	8.50%, 04/15/11	54,625
			Dynegy Holdings, Inc., Sec’d. Notes
B3		60	9.875%, 07/15/10	64,500
B3		95	10.125%, 07/15/13	104,500
			Edison Mission Energy, Sr. Notes
B1		75	7.73%, 06/15/09	77,813

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Electric (cont’d)
			Homer City Funding LlC, Gtd. Notes
Ba2		71	8.137%, 10/01/19	78,255
			NoteCo Ltd., Notes
NR		2	6.673%, 06/30/25	2,898
			PPL Capital Funding Trust, Gtd. Notes
Ba1		300	7.29%, 05/18/06	303,087
			Sierra Pacific Resources, Sr. Notes
B1		40	8.625%, 03/15/14	43,600
			Texas Genco LLC, Sr. Notes
B1		150	6.875%, 12/15/14	160,500
			TXU Energy Co. LLC, Sr. Notes(c)
Baa2		95	4.92%, 01/17/06	95,019

				1,477,905

			Energy —0.6%
			Chesapeake Energy Corp., Sr. Notes
Ba2		125	6.875%, 01/15/16	126,562
Ba2		150	6.375%, 06/15/15	147,375
			CMS Energy Corp., Sr. Notes
B1		115	7.50%, 01/15/09	119,169
			Encore Acquisition Corp., Sr. Notes
B2		25	6.25%, 04/15/14	24,250
			Forest Oil Corp., Sr. Notes
Ba3		30	8.00%, 12/15/11	32,775
			Foundation PA Coal Co., Sr. Notes Sr. Notes 144A
B1		50	7.25%, 08/01/14	51,125
			Inergy LP Inergy Finance Corp.
B1		50	6.875%, 12/15/14	47,375
			Magnum Hunter Resources, Inc., Gtd. Notes
Ba3		8	9.60%, 03/15/12	8,640
			Newfield Exploration Co., Sr. Sub. Notes
Ba3		50	8.375%, 08/15/12	53,625
			Pacific Energy Partners Lp, Sr. Notes, 144A
Ba2		50	7.125%, 06/15/14	52,000
			Parker Drilling Co., Sr. Notes
B2		100	9.625%, 10/01/13	113,000
			Premcor Refining Group, Inc., Gtd. Notes
Baa3		75	6.75%, 05/01/14	78,375
			Premcor Refining Group, Inc.,Gtd. Notes
Baa3		25	6.75%, 02/01/11	26,438
			Pride International, Inc., Sr. Notes
Ba2		25	7.375%, 07/15/14	26,937
			Stone Energy Corp., Sr. Sub. Notes
B2		105	8.25%, 12/15/11	109,200
			Suburban Propane Partners L.P., Sr. Notes
B1		125	6.875%, 12/15/13	115,000
			Transmontaigne, Inc., Sr. Sub. Notes
B3		40	9.125%, 06/01/10	39,600
			Vintage Petroleum, Inc., Sr. Notes
Ba3		50	8.25%, 05/01/12	53,875
			Vintage Petroleum, Inc., Sr. Sub Notes
B1		25	7.875%, 05/15/11	26,188

				1,251,509

			Entertainment —0.3%
			AMC Entertainment, Inc., Gtd. Notes
B2		100	8.625%, 08/15/12	100,750
			Boyd Gaming Corp., Sr. Sub. Notes
B1		175	8.75%, 04/15/12	187,031
			Codere Finance SA, (Luxembourg) 144A
B2	EUR	62	8.25%, 06/15/15	77,462
			Intrawest Corp., Sr. Notes
B1		75	7.50%, 10/15/13	76,313

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Entertainment (cont’d)
			Six Flags, Inc., Sr. Notes
Caa1		45	9.625%, 06/01/14	44,550
			Universal City Florida, Holding Co., Sr. Notes
B3		50	8.375%, 05/01/10	51,250
			Warner Music Group, Sr. Notes
B3		125	7.375%, 04/15/14	121,875

				659,231

			Environmental —0.2%
			Alliance One International, Inc., Notes 144A
B2		62	11.00%, 05/15/12	52,080
			Allied Waste North America, Inc., Sr. Notes
B2		25	7.875%, 04/15/13	25,625
			Allied Waste North America, Inc., Sr. Notes, Ser. B
B2		220	8.50%, 12/01/08	228,800

				306,505

			Finance —0.2%
			Arch Western Finance LLC, Sr. Notes
Ba3		50	6.75%, 07/01/13	50,250
			Cellu Tissue Holdings Inc., Sec’d
B2		100	9.75%, 03/15/10	97,000
			E*trade Financial Corp., Sr. Notes
B1		62	7.375%, 09/15/13	61,070
			Eircom Funding, Gtd. Notes ( Ireland)
B1		50	8.25%, 08/15/13	53,875
			General Motors Acceptance Corp
Ba1		62	8.00%, 11/01/31	64,005

				326,200

			Financial Institutions —0.2%
			HSBC Bank USA NA, Sr. Notes(c)
Aa2		400	3.99%, 09/21/07	400,478

			Financial Services —1.3%
			General Electric Capital Corp., Sr. Unsec’d. Notes ( Japan)
Aaa	JPY	67,000	1.40%, 11/02/06	582,832
Aaa	JPY	8,000	0.10%, 12/20/05	68,729
			General Motors Acceptance Corp., Notes
Ba1		1,125	6.875%, 09/15/11	1,090,821
			Pemex Project Funding Master Trust, Gtd. Notes
Baa1		250	9.25%, 03/30/18	311,250
			Petroleum Export Ltd., Sr. Notes
Baa1		500	5.265%, 06/15/11	493,700

				2,547,332

			Food And Beverage —0.2%
			Agrilink Foods, Inc., Gtd. Notes 144A
B3		8	11.875%, 11/01/08	8,180
			Dole Foods Co., Inc., Sr. Notes
B2		38	8.625%, 05/01/09	39,282
B2		18	8.875%, 03/15/11	18,630
			Smithfield Foods, Inc., Sr. Notes
Ba2		80	8.00%, 10/15/09	84,500
			United Biscuits, Co., Gtd. Notes ( United Kingdom)
B3	EUR	125	10.625%, 04/15/11	160,293

				310,885

			Gaming —0.7%
			Caesars Entertainment, Inc., Sr. Sub. Notes
Ba1		20	8.875%, 09/15/08	21,500
			Isle of Capri Casinos, Inc., Sr. Sub. Notes
B2		50	7.00%, 03/01/14	47,250

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Gaming (cont’d)
		MGM Mirage Inc., Sr. Notes 144A
Ba2	125	6.625%, 07/15/15	121,250
		MGM Mirage, Inc., Gtd. Notes
Ba3	130	9.75%, 06/01/07	136,500
		MGM Mirage, Inc., Notes
Ba2	250	6.00%, 10/01/09	245,625
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes
Ba3	100	8.00%, 04/01/12	104,125
		Park Place Entertainment Corp., Sr. Notes
Baa3	130	7.50%, 09/01/09	138,390
		Park Place Entertainment Corp., Sr. Sub. Notes
Ba1	20	9.375%, 02/15/07	20,850
Ba1	35	8.125%, 05/15/11	38,238
		Penn National Gaming, Inc., Sr. Sub. Notes
B3	25	6.75%, 03/01/15	24,000
		Seneca Gaming Corp., Sr. Notes
B1	62	7.25%, 05/01/12	63,318
		Station Casinos, Inc., Sr. Notes, 144A
Ba2	90	6.00%, 04/01/12	88,425
		Station Casinos, Inc., Sr. Sub. Notes
Ba3	125	6.875%, 03/01/16	125,937
		Wynn Las Vegas LLC, Notes
B2	235	6.625%, 12/01/14	223,837

			1,399,245

		Healthcare —0.9%
		Alliance Imaging, Inc., Sr. Sub. Notes
B3	25	7.25%, 12/15/12	21,875
		Concentra Operating Corp., Sr. Sub. Notes
B3	125	9.125%, 06/01/12	128,750
		Coventry Health Care, Inc., Sr. Notes
Ba1	45	8.125%, 02/15/12	47,925
		Elan Finance PLC, Sr. Notes
B3	25	7.75%, 11/15/11	22,000
		HCA, Inc. Debs.
Ba2	180	7.50%, 12/15/23	176,405
Ba2	60	9.00%, 12/15/14	68,375
		Healthsouth Corp., Notes
NR	150	8.50%, 02/01/08	147,000
NR	75	7.625%, 06/01/12	70,500
		Iasis Healthcare LLC, Sr. Sub.
B3	40	8.75%, 06/15/14	41,000
		Magellan Health Services, Inc., Sr. Notes
B3	131	9.375%, 11/15/08	137,802
		Medical Device Manufacturing, Inc., Gtd. Notes 144A
Caa1	65	10.00%, 07/15/12	76,050
		Mylan Laboratories, Inc., Sr. Notes 144A
Ba1	62	6.375%, 08/15/15	61,225
		Omega Healthcare Investors, Inc., Notes
B1	50	6.95%, 08/01/07	50,250
		Omega Healthcare Investors, Inc., Sr. Notes 144A
B1	25	7.00%, 04/01/14	25,125
		Select Medical Corp.,Gtd. Notes
B3	50	7.625%, 02/01/15	46,375
		Senior Housing Properties Trust, Sr. Notes
Ba2	60	8.625%, 01/15/12	66,000
		Tenet Healthcare Corp., Sr. Notes
B3	50	6.375%, 12/01/11	43,625
B3	35	6.50%, 06/01/12	30,450
		Tenet Healthcare Corp., Sr. Notes 144A
B3	50	9.25%, 02/01/15	47,375

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Healthcare (cont’d)
		Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
Caa1	75	9.00%, 10/01/14	78,187
		Ventas Realty Lp Ventas Capital Corp., Sr. Notes
Ba3	40	8.75%, 05/01/09	42,700
Ba3	110	9.00%, 05/01/12	123,750
		VWR International, Inc., Sr. Sub. Notes
Caa1	125	8.00%, 04/15/14	121,250
		Warner Chilcott Corp., Sr. Sub Notes
Caa1	100	8.75%, 02/01/15	92,000

			1,765,994

		Lodging —0.5%
		HMH Properties, Inc., Gtd. Notes, Series B
Ba3	14	7.875%, 08/01/08	14,158
		Host Marriott L.P. Sr. Notes Sr. Notes (Reit)
Ba3	75	7.00%, 08/15/12	75,563
		Host Marriott L.P., Gtd. Notes
Ba3	125	9.50%, 01/15/07	130,469
		Host Marriott, L.P. Sr. Notes Notes
Ba3	40	7.125%, 11/01/13	40,550
		ITT Corp., Debentures
Ba1	175	7.375%, 11/15/15	185,500
		K Hovnanian Enterprises Inc
Ba1	25	6.25%, 01/15/15	22,548
		KB Home, Sr. Sub Notes
Ba2	65	8.625%, 12/15/08	68,498
		Meritage Homes Corp., Sr. Notes
NR	125	6.25%, 03/15/15	108,750
		Royal Caribbean Cruises Ltd., Sr. Notes
Ba1	125	8.00%, 05/15/10	135,000
		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
Ba1	125	7.875%, 05/01/12	134,687

			915,723

		Media
		Lin Television Corp
B1	62	6.50%, 05/15/13	58,745

		Media - Broadcast Towers —0.1%
		American Tower Corp., Sr. Notes
B1	125	7.50%, 05/01/12	130,313

		Media - Cable —0.2%
		Callahan Nordrhein-Westfalen Gmbh
NR	50	Zero Coupon , 07/15/10	4,500
		CCH I Holdings LLC, Gtd. Notes
Ca	13	10.00%, 05/15/14	8,385
		CCH I LLC. Sec’d. Notes 144A
NR	9	11.00%, 10/01/15	8,145
		Charter Communications Holdings II, Sr. Notes
Caa1	100	10.25%, 09/15/10	100,250
		Charter Communications LLC, Sr. Notes
B2	177	Zero Coupon , 05/15/11	112,395
		CSC Holdings, Inc., Sr. Notes
		Sr. Notes
B1	30	7.875%, 12/15/07	30,750
B1	25	7.625%, 04/01/11	25,062
		CSC Holdings, Inc., Sr. Notes 144A
B1	50	7.00%, 04/15/12	48,250

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Media - Cable (cont’d)
			Kabel Deutschland Gmbh
B2		60	10.625%, 07/01/14	64,575

				402,312

			Media - Non Cable —0.3%
			DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
Ba2		43	8.375%, 03/15/13	46,548
			Echostar DBS Corp Sr. Notes 144A
Ba3		125	6.625%, 10/01/14	121,250
			Emmis Operating Co., Sr. Sub. Notes
B2		125	6.875%, 05/15/12	123,437
			Lighthouse International Co. SA, Sr. Notes ( Luxembourg)
B3	EUR	125	8.00%, 04/30/14	157,297
			Quebecor Media, Inc., Sr. Notes
B2		50	11.125%, 07/15/11	54,125

				502,657

			Metals —0.4%
			AK Steel Corp., Gtd. Notes
B1		100	7.875%, 02/15/09	95,250
B1		50	7.75%, 06/15/12	45,000
			Impress Group Bv, Sr. Notes
B2		100	10.50%, 05/25/07	126,796
			Ispat Inland UlC, Sec’d Notes 144A
Ba1		125	9.75%, 04/01/14	141,250
			Kloeckner Investment SCA, Notes
B2		62	10.50%, 05/15/15	81,920
			Novelis Inc Sr. Notes
B1		125	7.25%, 02/15/15	114,062
			OM Group, Inc., Gtd. Notes
Caa1		45	9.25%, 12/15/11	43,313
			Oregon Steel Mills Inc
Ba3		55	10.00%, 07/15/09	58,988
			Ryerson Tull, Inc., Sr. Notes
B2		40	8.25%, 12/15/11	38,700
			United States Steel Corp. LLC, Sr. Notes
Ba2		89	10.75%, 08/01/08	98,790

				844,069

			Non-Bond Holdings
			Tyco International Group SA, Gtd. Notes
Baa3		10	3.125%, 01/15/23	12,788

			Oil & Gas —0.1%
			El Paso Corp., Sr. Notes
Caa1		125	7.80%, 08/01/31	124,063

			Oil & Gas Exploration & Production —0.1%
			El Paso Corp., Notes
Caa1		125	7.875%, 06/15/12	127,500
			Williams Cos., Inc., Sr. Notes
B1		125	7.625%, 07/15/19	132,500

				260,000

			Other Misc —0.1%
			Levi Strauss & Co., Gtd. Notes
Caa2		80	12.25%, 12/15/12	87,800
			Propex Fabrics, Inc. Gtd. Notes
Caa1		75	10.00%, 12/01/12	65,156

				152,956

			Packaging —0.3%
			Graham Packaging Co., Gtd. Notes
Caa1		62	8.50%, 10/15/12	59,520
			Graham Packaging Co., Sub. Notes 144A
Caa2		200	9.875%, 10/15/14	187,000

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Packaging (cont’d)
			Graham Packaging International Corp., Sr. Sub. Notes
B3		125	9.50%, 08/15/13	112,187
			Owens Brockway Glass Container, Inc., Notes
B1		180	8.75%, 11/15/12	193,050

				551,757

			Paper —0.3%
			Abitibi-Consolidated, Inc., Notes
Ba3		125	5.25%, 06/20/08	115,625
			Georgia-Pacific Corp., Notes
Ba2		75	7.50%, 05/15/06	75,750
Ba2		75	8.875%, 05/15/31	85,312
Ba2		20	8.125%, 05/15/11	21,700
			Jefferson Smurfit Corp., Gtd. Notes
B2		50	8.25%, 10/01/12	47,125
B2		75	7.50%, 06/01/13	67,500
			Mercer International, Inc., Sr. Notes
Caa1		25	9.25%, 02/15/13	21,000
			Millar Western Forest Products Ltd, Sr. Notes
B2		75	7.75%, 11/15/13	61,125
			Tembec Industries, Inc., Gtd. Notes ( Canada)
B3		55	7.75%, 03/15/12	34,375

				529,512

			Pipelines —0.4%
			El Paso Natural Gas Co., Notes
B1		125	8.375%, 06/15/32	138,210
			El Paso Production Holding Co., Gtd. Notes
B3		210	7.75%, 06/01/13	216,300
			Hanover Compressor Co., Gtd. Notes
B3		75	8.625%, 12/15/10	79,500
			Hanover Equipment Trust, Sr. Notes
B2		50	8.75%, 09/01/11	53,000
			Tennessee Gas Pipeline Co., Debs.
B1		125	7.625%, 04/01/37	128,323
B1		50	7.00%, 10/15/28	48,312
			Williams COS, Inc., Sr. Notes
B1		150	7.125%, 09/01/11	154,687
			Williams Cos., Inc., Notes
B1		45	8.125%, 03/15/12	48,600

				866,932

			Printing & Publishing —0.1%
			WDAC Subsidiary Corp., Sr. Notes
Caa1	EUR	250	8.50%, 12/01/14	286,879

			Publishing —0.4%
			Dex Media East LLC, Gtd. Notes
B2		107	12.125%, 11/15/12	124,922
			Dex Media West Finance, Sr. Sub. Notes
B2		142	9.875%, 08/15/13	156,555
			Houghton Mifflin Co., Sr. Sub. Notes
Caa1		125	9.875%, 02/01/13	129,062
			Medianews Group, Inc., Sr. Sub.
B2		75	6.875%, 10/01/13	74,063
			Primedia, Inc., Gtd. Notes
B2		50	8.875%, 05/15/11	48,750
B2		25	9.165%, 05/15/10	25,063
			Sun Media Corp., Gtd. Notes ( Canada)
Ba3		150	7.625%, 02/15/13	155,250

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Publishing (cont’d)
		Vertis, Inc., Gtd. Notes, Series B Gtd. Notes, Series B
Caa1	55	10.875%, 06/15/09	51,150

			764,815

		Retail —0.1%
		Ahold Finance USA, Inc., Notes
Ba2	25	8.25%, 07/15/10	26,875
		Jean Coutu Group PJC, Inc. Sr. Sub. Notes ( Canada)
B3	50	8.50%, 08/01/14	46,375
		Jean Coutu Group PJC, Inc., Sr. Notes ( Canada)
B2	25	7.625%, 08/01/12	24,563
		Landry’s Restaurants, Inc., Gtd. Notes
B2	125	7.50%, 12/15/14	115,000

			212,813

		Retailers —0.1%
		Autonation, Inc., Sr. Notes
Ba2	15	9.00%, 08/01/08	16,200
		Neiman Marcus Group, Inc., Sr. Unsec’d. Notes 144A
B2	63	9.00%, 10/15/15	61,898
		Toys R US, Inc., Notes
B3	5	7.875%, 04/15/13	4,025
B3	25	7.625%, 08/01/11	20,625

			102,748

		Retailers - Food & Drug —0.1%
		Biovail Corp., Sr. Sub. Notes
B2	125	7.875%, 04/01/10	128,906

		Technology —0.3%
		Flextronics International Ltd., Sr. Sub. Notes
Ba2	75	6.25%, 11/15/14	72,750
		Invensys PLC, Sr. Notes 144A
B3	40	9.875%, 03/15/11	38,400
		Nortel Networks Corp., Gtd. NOtes
B3	20	4.25%, 09/01/08	18,675
		Nortel Networks Ltd.
B3	25	6.125%, 02/15/06	24,937
		Sanmina - SCI Corp., Gtd. Notes
Ba2	95	10.375%, 01/15/10	104,025
		Sungard Data Systems, Inc., Sr. Unsec’d. Notes
B3	125	9.125%, 08/15/13	126,875
		UGS Corp., Gtd. Notes
B3	250	10.00%, 06/01/12	273,125

			658,787

		Telecommunications - Non Cellular —1.0%
		MCI Inc., Sr. Notes
B2	59	7.688%, 05/01/09	61,139
		MCI, Inc., Sr. Notes
B2	65	6.908%, 05/01/07	65,650
		Panamsat Corp., Gtd. Notes Sr. Notes 144A
B1	125	9.00%, 08/15/14	131,563
		Qwest Capital Funding Corp., Gtd. Notes
Caa2	100	7.25%, 02/15/11	95,500
		Qwest Capital Funding, Gtd. Notes
Caa2	125	7.00%, 08/03/09	122,500
		Qwest Corp., Sr. Notes
Ba3	1,000	7.625%, 06/15/15	1,025,000
Ba3	100	7.875%, 09/01/11	104,750
		Qwest Services Corp., Sec’d. Notes
Caa1	287	13.50%, 12/15/10	327,897

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Telecommunications - Non Cellular (cont’d)
		Xerox Corp., Sr. Notes
Ba2	75	7.625%, 06/15/13	78,750

			2,012,749

		Telecommunications
		Citizens Communications Co., Sr. Notes
Ba3	100	6.25%, 01/15/13	94,750

		Telecommunications - Cellular —0.6%
		Alamosa Delaware, Inc., Sr. Notes
Caa1	50	11.00%, 07/31/10	55,375
Caa1	75	8.50%, 01/31/12	77,813
		AT&T Corp., Sr. Notes
Ba1	73	9.05%, 11/15/11	80,665
		Centennial Communications Corp., Notes
B3	100	8.125%, 02/01/14	103,500
		Cincinnati Bell, Inc., Sr. Sub. Notes
B3	50	8.375%, 01/15/14	48,625
		Citizens Communications Co., Notes
Ba3	125	9.25%, 05/15/11	135,312
		Dobson Cellular Systems, Sec’d Notes
B1	25	8.443%, 11/01/11	25,938
		Dobson Communications Corp., Sr. Notes
Caa2	125	8.875%, 10/01/13	122,187
		Intelsat Bermuda Ltd., Sr. Notes 144A
B2	125	8.25%, 01/15/13	124,687
		Nextel Communications, Sr. Notes
Baa2	125	5.95%, 03/15/14	125,389
		Rodgers Wireless Inc., Sr. Sub. Notes ( Canada)
B2	75	8.00%, 12/15/12	79,313
		Rogers Wireless, Inc., Sr. Notes
Ba3	75	7.50%, 03/15/15	80,438
		US Unwired, Inc., Ser. B, Sec’d
B2	25	8.12%, 06/15/10	25,500

			1,084,742

		Transportation —0.1%
		Progress Rail Services Corp., Sr. Notes
B2	62	7.75%, 04/01/12	63,395
		Stena AB, Sr. Notes ( Sweden). 144A
Ba3	75	7.50%, 11/01/13	71,250

			134,645

		Utility - Electric/Other —0.4%
		Midwest Generation LLC, Notes
B1	30	8.30%, 07/02/09	31,350
B1	57	8.56%, 01/02/16	61,878
B1	125	8.75%, 05/01/34	136,875
		Mission Energy Holding Co., Sec’d. Notes
B2	35	13.50%, 07/15/08	40,512
		Nevada Power Co., Notes
Ba1	5	10.875%, 10/15/09	5,475
Ba1	60	6.50%, 04/15/12	61,050
		NRG Energy, Inc., Notes
B	114	8.00%, 12/15/13	124,260
		Orion Power Holdings, Inc., Sr. Notes
B2	50	12.00%, 05/01/10	58,750
		Reliant Energy Mid-Atlantic Power Holdings LLC, Ser. B
B1	66	9.237%, 07/02/17	73,593

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Utility - Electric/Other (cont’d)
		Reliant Energy, Inc., Sec’d. Notes
B1	125	9.50%, 07/15/13	133,125

			726,868

		Utility - Natural Gas —0.1%
		Allegheny Energy Supply Co. LLC, Notes 144A
Ba3	30	8.25%, 04/15/12	33,150
		Southern Natural Gas Co., Notes
B1	50	8.875%, 03/15/10	53,661
		Tennessee Gas Pipeline Co., Debs.
B1	110	7.00%, 03/15/27	111,995

			198,806

		Total corporate bonds (cost $30,048,559)	30,066,545

		Collateralized Mortgage Obligations —2.5%
		Bear Stearns Adjustable Rate Mortgage Trust,(c) Series 2005-4, Class 23A2
Aaa	449	5.434%, 05/25/35	448,111
		FHLMC Structured Pass Through Securities,(c) Series T-61, Class 1A1
NR	2,221	4.137%, 07/25/44	2,227,915
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1(c)
Aaa	500	4.541%, 10/01/35	491,710
		Mellon Residential Funding Corp(c)
NR	57	4.134%, 07/25/29	57,201
		Vendee Mortgage Trust(c)
NR	278	6.821%, 01/15/30	283,411
		Washington Mutual Inc
Aaa	23	6.00%, 03/25/17	22,430
		Washington Mutual, Inc.,(c) Series 2003-R1, Class A1
Aaa	1,362	4.308%, 12/25/27	1,360,367

		Total Collateralized Mortgage Obligations (cost $4,897,991)	4,891,145

		Municipals —2.1%
		City of Chicago IL
Aaa	400	5.00%, 01/01/15	419,864
		City of San Antonio TX
Aaa	400	5.00%, 05/15/25	412,116
		Florida State Board Education
Aa1	400	5.00%, 06/01/32	410,956
		Georgia State Road & Tollway Authority Revenue Bonds
Aaa	200	5.00%, 03/01/21	210,978
		Golden State Tobacco Securitization Corp., Series 2003-A-1
Baa3	250	6.25%, 06/01/33	274,468
		Golden State Tobacco Securitization Corp., Revenue, Series 2003, Class A-1
Baa3	100	6.75%, 06/01/39	113,972
		Massachusetts Water Resources Authority, Series J
Aaa	250	5.00%, 08/01/32	255,875
		New York State Dormitory Authority
Aa2	500	6.65%, 08/15/30	581,545
		South Carolina State Highway, Series B
Aaa	200	5.00%, 04/01/17	211,594
		South Central Regional Water Authority Water System Series B-1
Aaa	600	5.00%, 08/01/26	627,204
		Tobacco Settlement Financing Corp NJ
Baa3	300	6.00%, 06/01/37	313,221

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Municipals (cont’d)
Baa3		$250	6.375%, 06/01/32	$277,282

			Total municipals (cost $3,796,516)	4,109,075

			Foreign Government Bonds —1.8%
			Brazilian Government International Bond
B1		45	8.25%, 01/20/34	43,785
			Italy Government Bond
Aa2	JPY	5,000	0.375%, 10/10/06	43,058
			Republic of Brazil
B1		32	4.25%, 04/15/06	31,962
			Republic of Brazil (Brazil)
B1		55	10.00%, 08/07/11	62,700
B1		860	11.00%, 08/17/40	1,033,290
			Republic of Italy (Italy)
Aa2	JPY	3,000	3.80%, 03/27/08	27,868
			Republic of Panama (Panama)
Ba1		300	9.625%, 02/08/11	345,000
			Russian Government International Bond
Baa3		650	5.00%, 03/31/30	722,540
			United Kingdom Treasury Stock (United Kingdom)
Aaa	GBP	600	4.75%, 06/07/10	1,080,822

			Total Foreign Government Bonds (cost $3,273,337)	3,391,025

			Asset-Backed Securities —0.5%
			Argent Securities Inc., Series 2005-W3, Class A2A
Aaa		500	4.06%, 11/25/35	500,235
			Federal National Mortgage Assoc., Series 2005-73, Class A1A
NR		405	4.078%, 07/25/35	404,520
			Quest Trust, Series 2004-X2, Class A1
Aaa		134	4.598%, 06/25/34	134,286

			Total asset-backed securities (cost $1,038,383)	1,039,041

		UNITS	DESCRIPTION	VALUE

			Warrants (a)
		166	Gentek Inc. Class B, expiring 10/31/08	681
		81	Gentek Inc. Class C, expiring 10/31/10	365
		776	McLeod USA, Inc., expiring 4/16/07	4
		300,000	United Mexican States, Ser. D, expiring 6/30/06	6,150
		300,000	United Mexican States, Ser. D, expiring 6/30/07	7,800

			Total warrants (cost $58)	15,000

		SHARES	DESCRIPTION	VALUE

			Preferred Stocks
			Non-Bond Holdings
		350	McLeod USA, Inc. Ser A, 2.50% (cost $76,395)	35

			Total long-term investments (cost $224,818,698)	230,692,129

		NATIONAL (000) CONTRACTS	DESCRIPTION	VALUE

			SHORT-TERM INVESTMENTS —16.6%

			Outstanding Options Purchased —0.1%
			Call Options —0.1%
		500,000	3-Month LIBOR Interest Rate Swap, expiring 04/27/09 @ 5.00%	51,130
		270	Swap Option on 3 Month LIBOR, expiring 10/12/06 @ 4.25%	4,738
		590	Swap Option on 3 Month LIBOR, expring 10/18/06 @ 4.50%	18,255

		CONTRACTS	DESCRIPTION	VALUE

			Outstanding Options Purchased (cont’d)
			Call Options (cont’d)
		240	Swap Option on 3 Month LIBOR, expiring 10/19/06 @ 4.25%	$4,337

				78,460

			Put Options
		500,000	Swap Option on 3 Month LIBOR, expring 04/27/09 @ 6.25%	17,917
		290	Eurodollar Futures, expiring 12/19/05 @ $93.75	1,813
		20	United Kingdom Futures, expring 12/25/05 @ $93.75 (United Kingdom Treasury Stock)	221

				19,951

			Total Outstanding Options Purchased (cost $106,025)	98,411

		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			U.S. Treasury Obligations —0.2%
			US Treasury Bills (k)
		190	3.495%, 12/15/05	189,188
		270	4.0% , 12/15/05	268,835

			Total U.S. Treasury obligations (cost $458,067)	458,023

			U.S. Government Agency Obligations —0.4%
			Federal Home Loan Mortgage Corp.
		700	3.965%, 11/29/05	697,841

			Commercial Paper —0.4%
			UBS Finance
		300	4.155%, 02/28/06	295,637
			Viacom Inc
		500	4.27%, 11/30/05	498,280

			Total commercial paper (cost $794,160)	793,917

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Foreign Government Securities —7.4%
			Dutch Treasury Certificate
NR	EUR	1,000	2.07%, 12/15/05	1,195,464
NR	EUR	300	1.0%, 11/30/05	358,964
NR	EUR	600	2.187%, 02/28/06	714,115
NR	EUR	5,000	2.07%, 01/31/06	5,960,505
			France Treasury Bill
NR	EUR	1,700	2.07% , 12/29/05	2,030,502
			German Treasury Bill
NR		600	4.59% , 11/16/05	718,510
NR	EUR	2,300	2.641%, 01/18/06	2,744,035
			United Kingdom Treasury
Aaa		200	5.75%, 12/07/06	372,692

				14,094,797

			Total Foreign Treasury Obligations (cost $14,216,747)	14,094,787

		SHARES	DESCRIPTION	VALUE

			Money Market Mutual Funds —8.1%
		15,598,832	Dryden Core Investment Fund - Taxable Money Market Series (w)	15,598,832

STRATEGIC PARTNERS CONSERVATIVE ALLOCATION FUND
Schedule of Investments
As of October 31, 2005 (Unaudited)

CONTRACTS	DESCRIPTION	VALUE

	Total Money Market Mutual Fund (cost $27,780,618)	15,598,832

	Total short-term investments (cost $44,053,458 )	31,741,811

	Total Investments, Before Outstanding Options Written and Securities Sold Short —136.8% (cost $268,872,156)(p)	262,433,940

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	SECURITIES SOLD SHORT —(10.8)%

	U.S. Treasury Notes
(7,800)	3.375%, 09/15/09	(7,505,675)
(3,800)	4.25%, 11/15/14	(3,707,227)
(300)	5.00%, 08/15/11	(307,781)
(7,100)	6.00%, 02/15/06	(8,162,224)
(900)	6.00%, 08/15/09	(948,305)

	Total securities sold short (proceeds $21,315,253)	(20,631,212)

NATIONAL AMOUNT(000)/ CONTRACTS	DESCRIPTION	VALUE

	OUTSTANDING OPTIONS WRITTEN

	Call Option
	3-Month LIBOR Interest Rate Swap, expiring 07/03/06 @ 4.00%
2,900		(3,106)

	Written Options

2,900	Swap Option on 3 Month LIBOR, expiring 07/03/06 @ 6.00%	(9,236)

120	Swap Option on 3 Month LIBOR, expiring 10/12/06 @ 4.30%	(5,146)

250	Swap Option on 3 Month LIBOR, expiring 10/16/06 @ 4.56%	(18,810)

100	Swap Options on 3 Month LIBOR, expiring 10/19/06 @ 4.31%	(4,496)

5	90 Day GBP LIBOR, expiring 12/21/05 @ $94.25	(55)

	Total written options (premium received $118,597)	(37,743)

	Total outstanding options written (cost $196,897 )	(40,849)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short —126.0% (cost $247,360,006)	241,761,879
	Other liabilities in excess of other assets(u) —(26.0)%	(49,903,421)

	Net Assets —100%	$191,858,458

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
IO	Interest Only
NR	Not Rated by Moodys or Standard & Poor's
PIK	Payment-in-kind
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

(a)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(k)	Securities or a portion thereof with an aggregate market value of $169,266 have been segregated with the custodian to cover margin requirements for futures contracts open at October 31, 2005.

(p)	The United States federal income tax basis of the Fund’s investments was $270,312,606; accordingly, net unrealized depreciation on investments for federal income tax purposes was $7,878,666 (gross unrealized appreciation - $9,741,546; gross unrealized depreciation - $17,620,212). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(u)	Liabilities in excess of other assets includes net unrealised appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2005	Unrealized Appreciation (Depreciation)

Long Position:
64	5 Year Treasury Note	Dec 05	$6,903,000	$6,777,000	$(126,000)
59	Eurodollar	Dec 05	14,156,575	14,089,200	(67,375)
76	Eurodollar	Mar 06	18,126,363	18,100,350	(26,013)
17	Eurodollar	Dec 06	4,081,488	4,044,300	(37,187)

					$(256,575)

Short Position:
36	5 Year Treasury Note	Dec 05	$3,941,438	$3,904,313	$37,125
9	10 Year German Government Bond	Dec 05	1,308,997	1,298,858	10,139

					$47,264

Forward foreign currency exchange contracts outstanding at October 31, 2005:

Purchase Contracts
Description	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)

Euros, Expiring 11/08/05	EUR	4,808	$5,751,700	$5,764,642	$12,942
Japanese Yen, Expiring 12/01/05	JPY	194,099	1,707,200	1,673,230	(33,969)

			$7,458,900	$7,437,872	$(21,027)

Sales Contracts
Description	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros, Expiring 11/08/05	EUR	17,180	$20,681,858	$20,596,461	$85,397
Pound Sterling, , Expiring 11/21/05	GPB	4,300	1,531,423	1,541,302	(9,879)

			$22,213,281	$22,137,763	$75,518

Interest rate swap agreements outstanding at October 31, 2005:

Counter Party	Termination Date		Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Barclays Capital (1)	12/15/2010	USD	$1,600,000	4.00%	3 Month LIBOR	($ 57,034)
Barclays Capital(1)	9/15/2010	GBP	1,100,000	5.00%	6 Month LIBOR	25,531
Goldman Sachs Capital Markets L.P.(1)	12/15/2010	USD	3,100,000	4.00%	3 Month LIBOR	(110,373)
Bank of America, N.A.(2)	12/15/2015	USD	6,300,000	4.00%	3 Month LIBOR	222,037
Bank of America, N.A.(1)	12/15/2010	USD	2,300,000	4.00%	3 Month LIBOR	(81,933)
Morgan Stanley (2)	12/15/2010	USD	1,100,000	4.00%	3 Month LIBOR	(37,733)
Barclays Capital (2)	12/15/2007	USD	500,000	4.00%	3 Month LIBOR	(6,020)
Merrill Lynch & Co.(2)	12/15/2014	EUR	3,900,000	4.00%	6 Month LIBOR	(66,406)
Goldman Sachs (2)	12/15/2007	USD	1,500,000	4.00%	3 Month LIBOR	(24,041)
UBS AG(1)	10/15/2010	EUR	100,000	2.15%	6 Month LIBOR	165
Merrill Lynch & Co. (2)	6/15/2015	JPY	50,000,000	1.50%	6 Month LIBOR	3,150
Barclays Capital (2)	6/15/2012	JPY	20,000,000	2.00%	6 Month LIBOR	1,407

						($ 131,250)

(1) Porfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at October 31, 2005 were as follows:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co.(1)	12/20/2008	$200,000	0.26%	Allstate Corp,, 6.125%, due 02/15/12	($ 471)
UBS AG(1)	12/20/2008	300,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,050
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(353)
Goldman Sachs (2)	6/20/2010	3,500,000	0.40%	Dow Jones CDX IG4 Index	(1,060)
Bank of America Securities LLC (2)	6/20/2010	2,000,000	0.40%	Dow Jones CDX IG4 Index	19,229
Barclays Bank PLC(1)	6/20/2010	300,000	0.40%	Dow Jones CDX IG4 Index	896
Bear Sterns International Ltd. (2)	6/20/2010	1,700,000	0.40%	Dow Jones CDX IG4 Index	4,894
Bank of America Securities LLC (1)	12/20/2008	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	58
Citigroup (1)	12/20/2008	200,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(766)
Barclays Bank PLC(1)	12/20/2008	200,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(649)
Morgan Stanley & Co.(1)	12/20/2008	100,000	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(177)
Citigroup (1)	12/20/2008	100,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(383)
Lehman Brothers (1)	12/20/2008	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,936)
Bear Sterns International Ltd. (1)	12/20/2008	200,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(883)
Lehman Brothers (1)	12/20/2008	200,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(118)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.32%	Ingersoll-Rand Co.,6.48%,due 6/1/25	(619)
Lehman Brothers (1)	12/20/2008	200,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(354)
Lehman Brothers (1)	12/20/2008	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,148)
Lehman Brothers (1)	12/20/2008	100,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(59)
Lehman Brothers (1)	12/20/2008	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/1	(1,060)
Lehman Brothers (1)	6/20/2009	500,000	0.40%	People-s Republic of China, 6.80%, due 5/23/	(3,835)
Lehman Brothers (1)	12/20/2008	100,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,192
Morgan Stanley & Co.(1)	9/20/2010	200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(5,473)
Merrill Lynch & Co.(2)	3/20/2007	400,000	0.61%	Russian Federation, 2.25%, due 03/31/30	631
Citigroup (1)	12/20/2008	300,000	0.15%	Walmart Stores, Inc.,6.875%, due 8/10/09	(442)
Barclays Bank PLC(1)	12/20/2008	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(996)
Lehman Brothers (1)	12/20/2008	100,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	350

					$7,518

(1) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Strategic Partners Asset Allocation Funds
STRATEGIC PARTNERS GROWTH ALLOCATION FUND

Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —93.5%

	Common Stocks —93.4%
	Aerospace & Defense —2.3%
675	Alliant Techsystems, Inc. (a)	$47,399
35,200	BAE Systems PLC (United Kingdom)	205,915
10,600	Boeing Co. (The)	685,184
7,315	DRS Technologies, Inc. (a)	360,337
20,000	Empresa Brasileira de Aeronautica SA ADR (Brazil)	775,800
925	Esterline Technologies Corp.	34,826
6,519	General Dynamics Corp.	758,160
22,800	Lockheed Martin Corp.	1,380,768
10,600	Moog, Inc. (Class A shares)	314,290
9,400	Northrop Grumman Corp.	504,310
23,000	Raytheon Co.	849,850

		5,916,839

	Auto Components —0.7%
4,300	Autoliv, Inc.	184,728
3,900	Compagnie Generale des Establissements Michelin (Class B Shares) (France)	210,515
41,700	Delphi Corp.	16,836
500	Georg Fischer AG (Switzerland) (a)	154,729
49,200	GKN PLC (United Kingdom) (a)	242,312
3,800	Johnson Controls, Inc.	258,590
7,100	Lear Corp.	216,266
4,800	Magna International, Inc. (Class A shares)	334,656
925	Monro Muffler Brake, Inc. (a)	27,704
3,500	Valeo SA (France)	131,081
5,400	Visteon Corp.	44,982
30,000	Yokohama Rubber Co. Ltd. (Japan)	155,491

		1,977,890

	Automobiles —1.1%
5,800	Bayerische Motoren Werke (BMW) AG (Germany)	251,627
8,300	Honda Motor Co. Ltd. (Japan)	461,607
28,200	Nissan Motor Co. Ltd. (Japan)	295,639
4,200	PSA Peugeot Citroen (France)	255,198
2,000	Renault SA (France) (a)	173,176
30,800	Toyota Motor Corp. (Japan)	1,428,211
5,200	Winnebago Industries	152,464

		3,017,922

	Beverages —0.3%
7,800	Asahi Breweries Ltd. (Japan)	97,503
9,900	Coca-Cola Co. (The)	423,522
6,100	Coca-Cola Enterprises, Inc.	115,290
3,900	PepsiCo, Inc.	230,412

		866,727

	Biotechnology —2.1%
23,759	Amgen, Inc. (a)	1,799,982
28,500	Genentech, Inc. (a)	2,582,100
10,540	Genzyme Corp. (a)	762,042
10,480	Illumina, Inc. (a)	163,173
12,275	Serologicals Corp. (a)	239,117
200	Syngenta AG (Switzerland)	21,437

		5,567,851

	Building Materials —0.1%
1,000	Ciments Francais SA (France) (a)	113,194
200	Sika AG (Switzerland)	142,397
2,696	US Concrete, Inc.	16,446
700	USG Corp. (a)	41,384

		313,421

	Building Products —0.3%
300	Masco Corp.	8,550

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Building Products (cont’d)
106,500	Pilkington PLC (United Kingdom)	$288,885
8,075	Watsco, Inc.	458,902
775	York International Corp.	43,485

		799,822

	Business Services —0.1%
12,080	TNS, Inc. (a)	212,366

	Capital Markets —2.5%
1,500	Bank of New York Co., Inc. (The)	46,935
1,300	E*trade Group Corp. (a)	24,115
13,600	Goldman Sachs Group, Inc.	1,718,632
6,864	Lehman Brothers Holdings, Inc.	821,415
11,400	Mellon Financial Corp.	361,266
6,600	Merrill Lynch & Co., Inc.	427,284
8,600	Morgan Stanley Dean Witter & Co.	467,926
4,600	State Street Corp.	254,058
29,100	UBS AG (Switzerland)	2,481,250

		6,602,881

	Chemicals —1.5%
5,300	Air Products & Chemicals, Inc.	303,372
5,500	BASF AG (Germany)	396,478
7,300	Bayer AG (Germany)	253,450
35,700	Denki Kagaku Kogyo KK (Japan)	130,852
700	Dow Chemical Co.	32,102
1,600	Du Pont (E.I.) de Nemours	66,704
900	Givaudan SA (Switzerland)	580,060
33,100	Mitsubishi Chemical Corp. (Japan)	205,862
7,400	Monsanto Co.	466,274
7,200	Nalco Holdings Co.	122,400
700	PPG Industries, Inc.	41,979
12,900	Praxair, Inc. (a)	637,389
3,400	Rohm and Haas Co.	148,002
3,400	Scotts Co. (The) (Class A shares)	298,486
2,800	Tokyo Ohka Kogyo Co. Ltd. (Japan)	68,226
6,300	Valspar Corp.	138,915

		3,890,551

	Commercial Banks —5.5%
9,962	ABN AMRO Holding NV (Netherlands)	235,556
4,700	Alliance & Leicester PLC (United Kingdom)	69,381
2,200	Allied Irish Banks PLC (Ireland) (a)	46,457
10,850	Astoria Financial Corp.	303,257
1,500	Banche Popolari Unite Scrl (Italy)	31,747
9,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	162,189
11,500	Banco Santander Central Hispano SA (Spain)	146,643
37,000	Bank of America Corp.	1,618,380
71,200	Bank of Fukuoka Ltd. (The) (Japan) (a)	553,311
33,200	Bank of Yokohama Ltd. (The) (Japan)	270,314
6,700	BankUnited Financial Corp. (Class A shares) (a)	158,924
106,500	Barclays PLC (United Kingdom)	1,055,631
1,000	BB & T Corp. (a)	42,340
5,900	BNP Paribas (France)	447,232
8,330	Boston Private Financial Holdings, Inc.	241,153
33,900	Bradford & Bingley PLC (United Kingdom)	208,661
219,100	China Construction Bank (Class H shares) (China)	66,419
6,100	Commonwealth Bank of Australia (Australia)	177,629
500	Compass Banshares, Inc.	24,380
5,600	Credit Agricole SA (France)	164,092
5,200	Danske Bank SA (Denmark)	163,047
12,600	Dexia (Belgium)	272,111
33,300	HBOS PLC (United Kingdom)	491,864
9,900	ICICI Bank Ltd. (India)	234,135
7,000	Irish Life & Permanent PLC (Ireland)	123,321
17,800	KeyCorp	573,872

STRATEGIC PARTNERS GROWTH ALLOCATION FUND

Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Commercial Banks (cont’d)
128,000	Lloyds TSB Group PLC (United Kingdom)	$1,046,710
500	Marshall & Ilsley Corp.	21,480
1,050	MB Financial, Inc.	39,133
1,500	Natexis Banques Populaires (France) (a)	225,608
48,400	Nordea Bank AB (Sweden)	474,105
14,100	North Fork Bancorporation, Inc.	357,294
9,500	OKO Bank (Finland)	107,477
5,300	Oriental Financial Group, Inc. (Puerto Rico)	65,826
9,590	PrivateBancorp, Inc.	325,772
3,200	Republic Bancorp, Inc.	43,680
20,700	Royal Bank of Scotland Group PLC (United Kingdom)	573,036
18,400	San Paolo - IMI SpA (Italy)	265,280
1,100	Societe Generale (France)	125,568
52,300	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	445,247
800	TCF Financial Corp.	21,680
22,900	U.S. Bancorp	677,382
2,100	UCBH Holdings, Inc.	36,540
11,000	UnionBanCal Corp.	753,280
900	Verwalt & Privat-Bank AG (Germany) (a)	142,048
2,400	Wachovia Corp.	121,248
10,400	Wells Fargo & Co.	626,080
1,300	Zions Bancorporation	95,511

		14,472,031

	Commercial Services & Supplies —2.6%
10,800	Administaff, Inc.	457,056
19,900	Allied Waste Industries, Inc. (a)	161,986
20,030	Amn Healthcare Services, Inc.	330,495
9,290	Barrett Business Services, Inc.	248,043
550	CB Richard Ellis Group, Inc. (a)	26,868
48,500	Cendant Corp.	844,870
500	Consolidated Graphics, Inc. (a)	19,495
1,300	Dollar Thrifty Automotive Group, Inc. (a)	49,010
16,760	FirstService Corp. (Canada)	391,681
20,380	Global Payments, Inc.	873,283
1,625	Healthcare Services Group, Inc.	30,290
19,800	Interserve PLC (United Kingdom)	118,982
8,300	Kelly Services, Inc. (Class A shares)	229,744
6,440	Laureate Education, Inc.	318,136
14,335	McGrath Rentcorp	409,264
5,740	Providence Service Corp. (The)	177,194
9,200	Republic Services, Inc.	325,220
17,420	Rollins, Inc.	331,328
300	School Specialty, Inc. (a)	10,170
16,680	Scientific Games Corp. (Class A shares)	499,733
30,560	Shanks Group PLC (United Kingdom)	84,653
9,320	Steiner Leisure Ltd. (Bahamas)	317,719
375	Strayer Education, Inc.	33,566
1,750	Team, Inc.	44,450
1,600	Tyler Technologies, Inc. (a)	13,024
1,125	Waste Connections, Inc. (a)	37,541
18,400	Waste Management, Inc.	542,984

		6,926,785

	Communication Equipment —1.3%
55,600	Cisco Systems, Inc. (a)	970,220
6,800	Comverse Technology, Inc. (a)	170,680
12,000	Corning, Inc. (a)	241,080
225	F5 Networks, Inc. (a)	11,707
3,700	Juniper Networks, Inc. (a)	86,321
35,469	Motorola, Inc.	785,993
525	NETGEAR, Inc. (a)	10,264

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Communication Equipment (cont’d)
27,791	QUALCOMM, Inc.	$1,104,970

		3,381,235

	Computers & Peripherals —1.7%
13,862	Apple Computer, Inc. (a)	798,312
12,500	Cadence Design System, Inc. (a)	199,750
11,500	Dell, Inc. (a)	366,620
700	EMC Corp. (a)	9,772
23,400	Hewlett-Packard Co.	656,136
5,000	International Business Machines Corp.	409,400
11,128	Logitech International SA (Switzerland) (a)	421,610
10,120	M-Systems Flash Disk Pioneers (Israel) (a)	320,703
14,910	Merge Technologies, Inc. (a)	343,974
1,600	NCR Corp. (a)	48,352
20,740	Optimal Group, Inc., (Class A shares) (Canada)	387,216
32,800	Western Digital Corp. (a)	396,880

		4,358,725

	Construction & Engineering —0.3%
12,123	Frankport AG (Germany)	613,988
7,000	Skanska AB (Sweden) (a)	98,018
10,900	Taiheiyo Cement Corp. (Japan)	39,391

		751,397

	Construction Materials —0.4%
70,600	CSR Ltd. (Australia)	154,601
25,000	Hanson PLC (United Kingdom)	253,332
8,800	Headwaters, Inc. (a)	280,192
4,400	Herman Miller, Inc.	120,604
5,100	JS Group Corp. (Japan)	86,661
12,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	33,892

		929,282

	Consumer Finance —0.8%
1,500	Capital One Financial Corp.	114,525
32,000	MBNA Corp.	818,240
20,800	SLM Corp.	1,155,024

		2,087,789

	Containers & Packaging
500	Temple-Inland, Inc.	18,415

	Distributors —0.2%
1,840	Building Materials Holding Corp.	156,419
58,800	Marubeni Corp. (Japan)	275,579

		431,998

	Diversified Consumer Services
1,050	Regis Corp.	40,278

	Diversified Financial Services —4.4%
7,400	Accredited Home Lenders Holding Co. (a)	267,436
3,100	AMBAC Financial Group, Inc.	219,759
39,500	AmeriCredit Corp.	882,825
120	Ameriprise Financial, Inc.	4,466
4,900	Ameritrade Holding Corp. (a)	103,047
4,000	Chicago Mercantile Exchange Holding, Inc.	1,460,600
15,200	CIT Group, Inc.	695,096
36,800	Citigroup, Inc.	1,684,704
5,900	Deutsche Boerse AG (Germany)	555,063
5,000	Deutsche Boerse AG (Germany) (a)	468,175
15,800	Eaton Vance Corp.	393,262
18,800	Euronext NV (Netherlands)	798,720
650	Financial Federal Corp.	24,817
159,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	533,563
16,800	ING Groep NV (Netherlands)	484,222
16,600	Japan Securities Finance Co. Ltd. (Japan)	191,989
10,800	Jefferies Group, Inc.	458,568
6,000	Moody’s Corp.	319,560
6,960	Portfolio Recovery Associates, Inc. (a)	270,744

STRATEGIC PARTNERS GROWTH ALLOCATION FUND

Schedule of Investments
As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Diversified Financial Services (cont’d)
14,600	Principal Financial Group	$724,598
11,100	Raymond James Financial, Inc.	377,733
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	85,020
1,400	STUDENT LOAN CORP. (The)	306,880
10,700	Suncorp-Metway Ltd. (Australia)	154,501
3,100	Takefuji Corp. (Japan)	216,953

		11,682,301

	Diversified Operations —0.1%
152,200	China Merchants Holdings International Co. Ltd. (Hong Kong)	295,482
14,600	IFIL - Investments SpA (Italy)	60,060

		355,542

	Diversified Telecommunication Services —2.7%
3,800	A T & T Corp.	75,164
41,300	America Movil ADR Series L (Mexico)	1,084,125
128,000	BT Group PLC (United Kingdom)	482,574
725	Dycom Industries, Inc.	14,449
14,300	Koninklijke (Royal) KPN NV (Netherlands)	136,075
3,300	Lucent Technologies, Inc. (a)	9,405
800	MCI, Inc.	15,920
100	Nippon Telegraph and Telephone Corp. (Japan)	478,001
8,820	SafeNet, Inc. (a)	292,559
29,000	SBC Communications, Inc.	691,650
208,200	Singapore Telecommunications Ltd. (Singapore)	286,853
1,925	Sonus Networks, Inc.	8,393
16,061	Sprint Nextel Corp.	374,382
600	Swisscom AG (Switzerland)	197,541
1,125	Synaptics, Inc. (a)	26,134
43,800	Tandberg ASA (Norway)	430,774
11,300	TDC A/S (Denmark)	632,410
73,000	Telestra Corp. Ltd. (Australia)	230,186
2,700	Telewest Global, Inc. (a)	61,587
2,400	Tellabs, Inc. (a)	22,944
26,100	Verizon Communications, Inc.	822,411
23,200	Vodafone Group PLC ADR (United Kingdom)	609,232

		6,982,769

	Education —0.1%
6,080	Universal Technical Institute, Inc. (a)	190,486

	Electric Utilities —2.2%
4,400	Consolidated Edison, Inc.	200,200
4,100	Edison International	179,416
14,100	Endesa SA (Spain)	350,637
37,000	Energias de Portugal SA (Portugal) (a)	104,649
6,800	Entergy Corp.	480,896
11,200	FirstEnergy Corp.	532,000
33,200	FPL Group, Inc.	1,429,592
10,300	Hokkaido Electric Power Co., Inc. (Japan)	213,107
6,200	Kyushu Electric Power Co., Inc. (Japan)	133,031
4,000	Northeast Utilities	72,760
12,200	PG&E Corp.	443,836
3,200	Pinnacle West Capital Corp.	133,632
10,050	PNM Resources, Inc.	254,767
8,000	PPL Corp.	250,720
33,300	Scottish Power PLC (United Kingdom)	325,945
2,500	Tohoku Electric Power Co., Inc. (Japan)	51,005
2,300	TXU Corp.	231,725
5,400	Union Fenosa SA (Spain)	178,617
8,820	Viridian Group PLC (United Kingdom)	121,613
2,350	Westar Energy, Inc.	51,935

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Electric Utilities (cont’d)
7,300	Xcel Energy, Inc. (a)	$133,809

		5,873,892

	Electrical Equipment —0.1%
700	Duke Energy Corp.	18,536
3,900	Emerson Electric Co.	271,245

		289,781

	Electronic Equipment & Instruments —1.5%
8,700	Agilent Technologies, Inc. (a)	278,487
9,000	Alps Electric Co. Ltd. (Japan)	143,174
10,700	Avnet, Inc. (a)	246,635
11,360	Axsys Technologies, Inc.	215,499
14,100	Checkpoint Systems, Inc.	338,400
6,700	CMK Corp. (Japan)	112,134
20,600	FLIR Systems, Inc. (a)	431,776
34,000	Hitachi Ltd. (Japan)	209,363
9,400	Hosiden Corp. (Japan)	90,892
8,020	Intermagnetics General Corp.	229,773
5,490	Itron, Inc. (a)	238,595
5,400	Jabil Circuit, Inc. (a)	161,190
250	MTS Systems Corp.	9,990
8,700	Ricoh Co. Ltd. (Japan)	138,253
60,900	Sanmina-SCI Corp. (a)	222,285
12,000	Secom Co. Ltd. (Japan)	598,739
31,630	SRS Labs, Inc.	186,617
13,475	TT Electronics PLC (United Kingdom) (a)	35,061

		3,886,863

	Energy Equipment & Services —0.8%
1,300	Baker Hughes, Inc.	71,448
2,500	Helmerich & Payne, Inc.	138,500
3,090	Hydril Co. (a)	204,991
8,300	Oceaneering International, Inc. (a)	399,396
1,100	Rowan Cos., Inc.	36,289
8,900	Schlumberger Ltd.	807,853
13,270	Superior Energy Services, Inc.	270,442
4,890	Unit Corp. (a)	256,236

		2,185,155

	Exchange Traded Funds —0.1%
260	iShares Russell 1000 Value Index Fund	17,399
1,850	iShares Russell 2000 Value Index Fund	118,715

		136,114

	Financial - Bank & Trust
4,300	Fortis (Belgium)	122,392

	Food & Staples Retailing —1.8%
2,900	7-Eleven, Inc. (a)	108,489
43,600	Albertson’s, Inc.	1,094,796
12,700	Boots Group PLC (United Kingdom) (a)	138,471
10,100	Carrefour SA (France)	449,072
12,390	Cosi, Inc.	108,412
36,200	CVS Corp.	883,642
14,500	Kroger Co. (The) (a)	288,550
900	Sysco Corp.	28,719
99,100	Tesco PLC (United Kingdom)	527,538
7,100	Wal-Mart Stores, Inc.	335,901
14,100	Walgreen Co.	640,563

		4,604,153

	Food Products —1.3%
14,400	Archer-Daniels-Midland Co.	350,928
63,700	Cadbury Schweppes PLC (United Kingdom)	626,886
500	Campbell Soup Co.	14,550
282,300	Chaoda Modern Agriculture Holdings Ltd. (a)	106,517
1,825	Corn Products International, Inc.	43,453
11,800	Dairy Crest Group PLC (United Kingdom)	94,092

STRATEGIC PARTNERS GROWTH ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Food Products (cont’d)
1,500	Danisco AS (Denmark) (a)	$95,751
500	H.J. Heinz Co.	17,750
5,200	Hershey Foods Corp.	295,516
300	Kellogg Co.	13,251
15,900	Kraft Foods, Inc. (Class A shares)	449,970
46,600	Northern Foods PLC (United Kingdom)	124,136
18,700	Sara Lee Corp.	333,795
20,300	Tate & Lyle PLC (United Kingdom)	166,541
16,900	Unilever PLC, ADR (United Kingdom)	686,140

		3,419,276

	Gas Utilities —0.2%
9,200	Oneok, Inc.	264,408
83,000	Osaka Gas Co. Ltd. (Japan)	303,479

		567,887

	Health Care Equipment & Supplies —2.2%
1,000	Bausch & Lomb, Inc.	74,190
3,800	Boston Scientific Corp. (a)	95,456
9,100	Cooper Cos., Inc.	626,444
4,300	Edwards Lifesciences Corp. (a)	177,934
50,950	Encore Medical Corp.	255,259
2,800	Guidant Corp.	176,400
1,125	Invacare Corp.	38,014
5,220	IRIS International, Inc.	122,409
10,000	Lifeline Systems, Inc. (a)	330,000
29,157	Medtronic, Inc.	1,652,036
6,000	Nipro Corp. (Japan)	90,576
6,750	NuVasive, Inc. (a)	117,652
45,740	Orthovita, Inc.	173,812
11,058	PolyMedica Corp.	365,024
6,540	SonoSite, Inc.	192,211
26,500	Spectranetics Corp.	263,410
9,900	St. Jude Medical, Inc. (a)	475,893
8,220	Symmetry Medical, Inc.	181,991
9,820	Syneron Medical Ltd. (Israel)	352,931
400	Zimmer Holdings, Inc. (a)	25,508

		5,787,150

	Health Care Providers & Services —3.6%
4,600	Aetna, Inc. (a)	407,376
5,250	Amedisys, Inc. (a)	200,602
10,300	American Healthways, Inc. (a)	417,768
10,700	AMERIGROUP Corp. (a)	178,904
4,900	AmerisourceBergen Corp.	373,723
6,190	Chemed Corp.	297,615
10,700	Covance, Inc.	520,555
36,340	Five Star Quality Care	244,932
8,800	HCA, Inc.	424,072
8,300	Humana, Inc.	368,437
7,470	LabOne, Inc. (a)	327,709
6,600	Matria Healthcare, Inc.	221,298
5,400	McKesson Corp.	245,322
650	Pediatrix Medical Group, Inc. (a)	50,089
12,100	Pharmaceutical Product Development, Inc. (a)	695,387
9,800	Quest Diagnostics, Inc.	457,758
11,500	Sunrise Senior Living, Inc.	371,910
55,100	Tenet Healthcare Corp. (a)	463,942
1,050	Triad Hospitals, Inc. (a)	43,187
51,500	UnitedHealth Group, Inc.	2,981,335

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Health Care Providers & Services (cont’d)
4,000	Wellpoint, Inc. (a)	$298,720

		9,590,641

	Hotels, Restaurants & Leisure —2.7%
8,200	Brinker International, Inc. (a)	312,584
2,200	Carnival Corp.	109,274
6,200	CEC Entertainment, Inc. (a)	209,622
28,310	Century Casinos, Inc.	212,891
2,700	Choice Hotels Intrenational, Inc.	89,343
12,000	Darden Restaurants, Inc.	389,040
9,321	Harrah’s Entertainment, Inc.	563,734
4,500	Hilton Hotels Corp.	87,525
1,200	International Game Technology	31,788
500	Marriott International, Inc. (Class A shares)	29,810
10,700	McDonald’s Corp.	338,120
26,600	MGM Mirage (a)	994,042
30,900	Mitchells & Butlers PLC (United Kingdom)	198,400
8,000	Sonic Corp. (a)	231,520
17,578	Starbucks Corp. (a)	497,106
900	Starwood Hotels & Resorts Worldwide, Inc.	52,587
2,775	Triarc Cos., Inc. (Class B shares)	41,264
9,700	TUI AG (Germany)	188,441
14,300	Wynn Resorts Ltd. (a)	667,524
35,009	Yum! Brands, Inc.	1,780,908

		7,025,523

	Household Durables —2.6%
7,400	Alpine Electronics, Inc. (Japan)	111,863
200	Centex Corp.	12,870
6,500	Electrolux AB Series B (Sweden)	151,423
5,900	Harman International Industries, Inc.	589,174
17,300	Hitachi Koko Co. Ltd. (Japan)	235,446
15,800	Hovnanian Enterprises, Inc. (Class A shares) (a)	710,842
5,950	Jacuzzi Brands, Inc. (a)	43,911
5,874	KB Home	383,866
43,337	Lennar Corp. (Class A shares)	2,408,670
2,600	Lennar Corp. (Class B shares)	134,290
3,214	MDC Holdings, Inc.	220,480
7,200	Meritage Homes Corp. (a)	448,344
8,300	Snap-On, Inc.	298,966
13,300	Standard - Pacific Corp.	513,114
35,900	Taylor Woodrow PLC (United Kingdom)	198,890
7,000	Toll Brothers, Inc. (a)	258,370

		6,720,519

	Household Products —1.4%
2,700	American Greetings Corp. (Class A shares)	68,175
7,760	Central Garden & Pet Co.	332,671
7,000	Colgate-Palmolive Co.	370,720
6,400	Energizer Holdings, Inc. (a)	323,136
9,080	Jarden Corp. (a)	306,813
700	Kimberly-Clark Corp.	39,788
38,060	Procter & Gamble Co.	2,130,980

		3,572,283

	Industrial Conglomerates —1.9%
4,100	3M Co.	311,518
80,000	Citic Pacific Ltd. (Hong Kong)	206,912
92,954	General Electric Co.	3,152,070
48,900	Tyco International Ltd. (Bermuda)	1,290,471

		4,960,971

	Insurance —5.4%
4,900	AFLAC, Inc.	234,122
6,700	Allmerica Financial Corp. (a)	255,270
700	Allstate Corp. (The)	36,953
3,200	American International Group, Inc.	207,360

STRATEGIC PARTNERS GROWTH ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Insurance (cont’d)
1,800	Aon Corp.	$60,930
4,500	Assurant, Inc.	171,900
28,400	Aviva PLC (United Kingdom)	335,288
3,500	Baloise Holding (Switzerland)	178,346
100	Chubb Corp. (The)	9,297
2,800	CNP Assurances (France)	194,796
5,700	Commerce Group, Inc.	323,874
5,750	Delphi Financial Group, Inc. (Class A shares)	269,330
41,300	Genworth Financial, Inc. (Class A shares)	1,308,797
4,900	Hartford Financial Service Group, Inc.	390,775
2,637	HCC Insurance Holdings, Inc. (a)	79,110
1,275	Hilb, Rogal & Hobbs Co.	47,749
91,200	Legal & General PLC (United Kingdom)	173,128
3,000	Lincoln National Corp.	151,830
4,100	Loews Corp. (a)	381,218
7,400	MBIA, Inc.	430,976
27,700	MetLife, Inc.	1,368,657
40	Millea Holdings, Inc. (Japan)	723,652
103,800	Old Mutual PLC (United Kingdom) (a)	242,060
7,500	Philadelphia Consolidated Holding Corp. (a)	721,950
3,885	Progressive Corp. (The)	449,922
5,400	Protective Life Corp.	236,736
38,600	St. Paul Travelers Cos., Inc. (The)	1,738,158
2,400	Torchmark Corp.	126,792
11,710	Tower Group, Inc.	225,652
9,600	United Fire & Casualty Co.	432,192
72,200	UnumProvident Corp.	1,464,938
2,200	W.R. Berkely Corp.	96,140
18,700	Willis Group Holdings Ltd. (United Kingdom)	694,518
400	XL Capital Ltd. (Class A shares)	25,624
2,200	Zurich Financial Services AG (Switzerland) (a)	375,212

		14,163,252

	Internet Software & Services —1.8%
22,400	Amdocs Ltd. (a)	592,928
14,800	Check Point Software Technologies Ltd. (Israel) (a)	330,928
39,120	CyberSource Corp. (a)	262,104
31,670	Digitas, Inc.	342,036
8,160	Equinix, Inc.	301,022
2,000	Google, Inc. (Class A shares) (a)	744,280
7,490	Infospace, Inc. (a)	188,149
9,100	j2 Global Communications, Inc. (a)	402,311
27,580	Keynote Systems, Inc.	359,367
33,540	Online Resources Corp. (a)	402,480
11,480	Openwave Systems, Inc. (a)	205,148
16,670	RADVision Ltd. (Israel) (a)	216,710
14,650	Valueclick, Inc. (a)	256,375
1,075	Vignette, Corp.	17,856
13,190	WebSideStory, Inc. (a)	229,374

		4,851,068

	IT Services —0.9%
1,400	Affiliated Computer Services, Inc. (Class A shares)	75,754
4,500	Checkfree Corp. (a)	191,250
5,500	Computer Sciences Corp. (a)	281,875
78,100	Electronic Data Systems Corp.	1,820,511

		2,369,390

	Leisure Equipment & Products —0.3%
19,800	Eastman Kodak Co.	433,620
900	Hasbro, Inc.	16,956
2,675	K2, Inc. (a)	26,830
5,600	Mattel, Inc.	82,600

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Leisure Equipment & Products (cont’d)
14,880	Mikohn Gaming Corp.	$156,091

		716,097

	Machinery —1.5%
1,325	Briggs & Stratton Corp.	42,373
6,600	Bucyrus International, Inc. (Class A shares)	274,230
21,763	Caterpillar, Inc.	1,144,516
200	Danaher Corp.	10,420
2,000	Deere & Co.	121,360
3,100	Eaton Corp.	182,373
7,400	Harsco Corp.	475,450
1,600	ITT Industries, Inc.	162,560
800	Joy Global, Inc.	36,696
4,400	MAN AG (Germany) (a)	204,231
1,200	Nordson Corp.	44,604
40,900	NSK Ltd. (Japan)	238,606
11,320	Presstek, Inc.	116,030
500	Rieter Holdings AG (Switzerland)	142,708
13,200	SPX Corp.	567,864
1,600	Stork NV (Netherlands)	59,462
400	Sulzer AG (Switzerland) (a)	192,345

		4,015,828

	Manufacturing —0.1%
13,320	Hexel Corp. (a)	210,722

	Media —2.5%
18,200	Comcast Corp. (Class A shares)	506,506
3,300	Comcast Corp. (Special Class A shares) (a)	90,453
2,200	DirectTV Group Inc. (The) (a)	31,284
18,600	Disney (Walt) Co.	453,282
1,100	EchoStar Communications Corp. (Class A shares)	29,557
2,200	EW Scripps Co. (Class A shares)	100,760
5,800	Gannett Co., Inc.	363,428
48,700	Liberty Media Corp. (a)	388,139
19,820	Marchex, Inc., (Class B shares)	333,967
3,600	McGraw-Hill Cos., Inc.	176,184
500	New York Times Co. (Class A shares)	13,620
21,400	News Corp. (Class A Shares)	304,950
5,300	Promotora de Informaciones SA (Spain)	97,182
28,600	Rogers Communications, Inc. (Class B shares) (Canada) (a)	1,128,406
11,200	Scholastic Corp. (a)	364,560
24,200	Shaw Communications, Inc. (Canada) (a)	488,672
5,900	Sinclair Broadcast Group, Inc. (Class A shares)	48,911
15,148	Sogecable SA (Spain)	575,668
32,800	Time Warner, Inc. (a)	584,824
17,300	Viacom, Inc. (Class B shares)	535,781

		6,616,134

	Metals & Mining —1.3%
42,600	Alcoa, Inc.	1,034,754
38,800	Bluescope Steel Ltd. (Australia)	247,079
1,000	Boehler-Uddeholm AG (Austria) (a)	151,604
550	Century Aluminum Co.	9,999
272,907	China Shenhua Energy Co. Ltd. (Hong Kong)	299,236
1,650	Gibraltar Industries, Inc.	33,413
1,000	Phelps Dodge Corp.	120,470
11,100	Rautaruukki Oyj (Finland)	226,680
5,900	Salzgitter AG (Germany) (a)	258,228
5,700	Southern Peru Copper Corp.	314,298
11,200	ThyssenKrup AG (Germany)	227,380
13,300	Timken Co.	377,188
3,700	United States Steel Corp.	135,161

		3,435,490

	Miscellaneous —0.4%
33,600	Korea Fund, Inc. (The)	1,069,488

STRATEGIC PARTNERS GROWTH ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Multi-Utilities —0.6%
2,900	Alliant Energy Corp.	$76,705
800	CenterPoint Energy, Inc.	10,592
10,000	CMS Energy Corp. (a)	149,100
4,300	Constellation Energy Group	235,640
5,600	Dominion Resources, Inc.	426,048
2,600	Dynegy, Inc. (a)	11,544
2,900	Public Service Enterprise Group	182,381
2,800	Scana Corp.	111,076
13,200	Suez SA (France)	357,522
2,200	Wisconsin Energy Corp.	83,226

		1,643,834

	Multiline Retail —0.9%
6,200	Benetton Group SpA (Italy)	65,870
70,300	David Jones Ltd. (Australia)	119,673
2,400	Federated Department Stores, Inc.	147,288
25,400	House of Fraser PLC (United Kingdom) (a)	44,958
1,200	Kohl’s Corp. (a)	57,756
13,700	Next PLC (United Kingdom)	323,483
13,300	Nordstrom, Inc.	460,845
19,400	Target Corp.	1,080,386

		2,300,259

	Oil, Gas & Consumable Fuels —5.8%
1,500	Anadarko Petroleum Corp.	136,065
2,900	Apache Corp.	185,107
6,800	Ashland, Inc.	363,868
13,300	BP PLC (United Kingdom)	146,896
14,500	BP PLC, ADR (United Kingdom)	962,800
5,600	Burlington Resources, Inc.	404,432
15,950	Cabot Oil & Gas Corp.	730,350
12,700	Canadian Natural Resources Ltd. (Canada)	519,247
13,500	ChevronTexaco Corp.	770,445
1,228,100	China Petroleum and Chemical Corp. (China)	491,107
2,400	Cia Espanola de Petroleos (Spain)	115,051
172,900	CNOOC Ltd. (Hong Kong)	112,633
9,700	ConocoPhillips	634,186
58,200	Cosmo Oil Co. Ltd. (Japan)	283,190
2,600	Devon Energy Corp.	156,988
650	Energy Partners Ltd. (a)	16,491
15,100	ENI SpA (Italy)	404,640
6,400	EOG Resources, Inc.	433,792
32,700	ExxonMobil Corp.	1,835,778
550	GMX Resources, Inc.	13,486
29,270	Grey Wolf, Inc. (a)	224,794
8,367	Halliburton Co.	494,490
7,000	Houston Exploration Co. (a)	360,850
7,600	Lukoil, ADR (Russia)	419,140
10,250	Maverick Tube Corp. (a)	317,340
2,600	Norsk Hydro ASA (Norway) (a)	260,106
6,000	Occidental Petroleum Corp.	473,280
8,395	Oil States International, Inc. (a)	277,875
7,730	Patterson-UTI Energy, Inc.	263,825
1,425	Petrohawk Energy Corp.	17,613
12,400	Repsol YPF SA (Spain)	369,142
14,200	Royal Dutch Shell PLC (Class A shares) (Netherlands)	437,873
20,700	Royal Dutch Shell PLC (Class B Shares) (Netherlands)	675,259
30,700	Santos Ltd. (Australia)	251,879
500	Southwestern Energy Co. (a)	36,270
5,400	Sunoco, Inc.	402,300
8,600	Swift Energy Co. (a)	375,476
6,200	Tesoro Corp. (a)	379,130
500	Total SA (Class B Shares) (France)	125,478

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Oil, Gas & Consumable Fuels (cont’d)
1,650	Universal Compression Holdings, Inc. (a)	$58,823
1,800	Valero Energy Corp.	189,432
1,300	Weatherford International Ltd.	81,380
1,025	Whiting Petroleum Corp. (a)	41,564

		15,249,871

	Paper & Forest Products —0.3%
800	Bowater, Inc.	21,200
2,100	Georgia-Pacific Corp.	68,313
19,900	Hokuetsu Paper Mills Ltd. (Japan)	102,687
3,000	International Paper Co.	87,540
23,900	Rengo Co. Ltd. (Japan)	129,345
1,600	Smurfit-Stone Container Corp. (a)	16,896
6,200	Weyerhaeuser Co.	392,708

		818,689

	Pharmaceuticals —4.8%
700	Abbott Laboratories	30,135
5,920	Alexion Pharmaceuticals, Inc. (a)	162,149
5,000	Allergan, Inc.	446,500
6,395	Amylin Pharmaceuticals, Inc. (a)	214,872
4,200	AstraZeneca PLC (United Kingdom)	188,304
10,750	Atherogenics, Inc.	161,250
6,775	Barr Pharmaceuticals, Inc.	389,224
13,300	Bristol-Meyers Squibb Co.	281,561
1,800	Eli Lilly & Co.	89,622
13,420	First Horizon Pharmaceutical (a)	193,651
46,800	GlaxoSmithkKine PLC (United Kingdom)	1,216,865
12,790	I-Flow Corp. (a)	154,375
32,767	Johnson & Johnson	2,051,869
29,000	Kaken Pharmaceutical Co. Ltd. (Japan)	205,816
5,600	Kos Pharmaceuticals, Inc. (a)	336,000
900	Medco Health Solutions, Inc. (a)	50,850
15,008	Nabi Biopharmaceuticals	192,853
10,300	Novartis AG (Switzerland)	554,004
11,400	Novo Nordisk SA (Class B Shares) (Denmark)	584,000
54,800	Pfizer, Inc.	1,191,352
8,420	Rigel Pharmaceuticals, Inc.	189,029
4,300	Roche Holding AG (Switzerland)	642,324
12,000	Rohto Pharmaceutical Co. Ltd. (Japan) (a)	111,080
12,800	Rohto Pharmaceutical Co. Ltd. W/I (Japan)	118,533
16,320	Salix Pharmaceuticals Ltd. (a)	292,781
11,100	Sanofi-Aventis SA (France)	888,628
2,500	Sepracor, Inc. (a)	140,625
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	250,383
20,500	Teva Pharmaceutical Industries Ltd., ADR (Israel)	781,460
300	Watson Pharmaceuticals, Inc. (a)	10,368
9,300	Wyeth	414,408

		12,534,871

	Real Estate Investment Trust —1.5%
13,200	Apartment Investment & Management Co. (Class A shares)	506,880
3,850	Ashford Hospitality Trust	40,425
1,100	Camden Property Trust	61,985
1,100	CarrAmerica Realty Corp.	36,223
800	Centerpoint Properties Trust	36,448
1,200	Duke Realty Corp.	40,920
6,600	Entertainment Properties Trust	264,660
400	Equity Office Properties Trust	12,320
3,500	Equity Residential Properties Trust	137,375
1,050	Healthcare Realty Trust, Inc.	39,732
2,575	Highland Hospitality, Corp.	27,063
11,600	Host Marriot Corp.	194,764
15,520	KKR Financial Corp. (a)	346,406
1,200	Liberty Property Trust	50,028
2,500	Mack-Cali Realty Corp.	106,625

STRATEGIC PARTNERS GROWTH ALLOCATION FUND

Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Real Estate Investment Trust (cont’d)
3,075	MFA Mortgage Investments, Inc.	$17,681
17,000	New Century Financial Corp.	524,790
9,400	Plum Creek Timber Co.	365,660
6,300	ProLogis	270,900
525	Redwood Trust, Inc.	24,439
600	Simon Property Group, Inc.	42,972
4,500	SL Green Realty Corp.	306,135
6,669	St. Joe Co. (The)	439,821

		3,894,252

	Road & Rail —0.3%
2,400	CSX Corp.	109,944
10,189	Union Pacific Corp.	704,875

		814,819

	Semiconductors & Semiconductor Equipment —1.4%
15,170	Advanced Analogic Technologies, Inc.	165,353
3,700	Advanced Mirco Devices, Inc. (a)	85,914
400	Agere Systems, Inc. (a)	4,160
1,600	Altera Group, Inc.	26,640
1,900	Analog Devices, Inc.	66,082
1,575	ATMI, Inc. (a)	43,013
14,200	Freescale Semiconductor, Inc. (Class B shares)	339,096
50,700	Intel Corp.	1,191,450
8,040	Microsemi Corp. (a)	186,287
11,500	National Semiconductor Corp.	260,245
12,900	O2 Micro International Ltd.	168,990
1,100	Teradyne, Inc.	14,894
23,200	Texas Instruments, Inc.	662,360
16,160	Ultratech Stepper, Inc. (a)	222,685
12,900	Volterra Semiconductor Corp.	159,057

		3,596,226

	Software —2.6%
9,100	Autodesk, Inc.	410,683
43,900	BMC Software, Inc. (a)	860,001
20,280	Bottomline Technologies, Inc.	256,542
62,100	Computer Associates International, Inc.	1,736,937
9,400	Concur Technologies, Inc. (a)	126,994
21,840	Epicor Software Corp. (a)	268,195
1,100	Fair Isaac Corp.	45,936
65,700	Microsoft Corp.	1,688,490
10,200	Oracle Corp. (a)	129,336
1,100	Reynolds and Reynolds Co. (Class A shares)	29,194
13,400	Sonic Solutions, Inc. (a)	256,476
2,600	Sybase, Inc.	57,850
4,600	Symantec Corp. (a)	109,710
6,100	Synopsys, Inc.	115,595
32,530	Synplicity, Inc.	232,915
8,790	Ultimate Software Group, Inc. (a)	149,342
11,910	Witness Systems, Inc. (a)	233,436

		6,707,632

	Specialty Retail —2.2%
600	Abercrombie & Fitch Co.	31,194
3,800	AutoNation, Inc. (a)	75,544
3,900	Best Buy Co., Inc.	172,614
6,000	Chico’s FAS, Inc. (a)	237,240
21,500	Circuit City Stores, Inc.	382,485
13,100	CSK Auto Corp. (a)	198,203
17,990	Design Within Reach, Inc. (a)	145,179
56,800	DSG International PLC (United Kingdom)	144,772
16,900	FamilyMart Co. Ltd. (Japan)	502,785
15,908	Home Depot, Inc. (The)	652,864

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Specialty Retail (cont’d)
25,300	Lowe’s Cos., Inc.	$1,537,481
7,000	Men’s Wearhouse, Inc. (a)	172,900
14,300	Phillips-Van Heusen Corp.	406,835
2,700	Rallye SA (France)	118,172
400	Ross Stores, Inc.	10,816
3,600	Staples, Inc.	81,828
19,000	Stein Mart, Inc.	348,650
1,275	United Auto Group, Inc.	43,006
8,000	UNY Co. Ltd. (Japan)	99,714
111,600	Wal-Mart de Mexico SA de CV (Mexico)	543,230

		5,905,512

	Textiles, Apparel & Luxury Goods —1.0%
3,100	Adidas-Salomon AG (Germany)	520,091
44,600	Burberry Group PLC (United Kingdom)	302,743
15,600	Coach, Inc. (a)	502,008
1,300	J. C. Penney Co., Inc.	66,560
18,400	Jones Apparel Group, Inc.	501,952
6,350	Jos. A. Bank Clothiers, Inc. (a)	259,144
49,200	Kurabo Industries Ltd. (Japan)	167,321
3,200	NIKE, Inc. (Class B shares)	268,960

		2,588,779

	Thrifts & Mortgage Finance —1.2%
25,455	Countrywide Financial Corp.	808,705
2,000	Downey Financial Corp.	121,900
2,800	Fannie Mae	133,056
20,500	Freddie Mac	1,257,675
24,000	Washington Mutual, Inc.	950,400

		3,271,736

	Tobacco —1.1%
37,300	Altria Group, Inc. (a)	2,799,365

	Transportation —1.5%
700	Amerco, Inc.	40,831
6,310	American Commerical Lines (a)	177,437
2,050	Arlington Tankers Ltd. (Bermuda)	45,654
14,400	Arriva PLC (United Kingdom)	146,939
8,872	Burlington Northern Santa Fe Corp.	550,596
18,100	FedEx Corp.	1,663,933
22,800	FirstGroup PLC (United Kingdom)	132,368
1,200	GATX Corp.	44,844
1,700	Genesee & Wyoming, Inc. (Class A shares) (a)	54,485
2,300	Laidlaw International, Inc.	52,302
750	Landstar System, Inc. (a)	28,890
72,900	Neptune Orient Lines Ltd. (Singapore)	131,268
7,100	Norfolk Southern Corp.	285,420
5,130	Old Dominion Freight Line (a)	181,551
39,050	Orient Overseas International Ltd. (Hong Kong) (a)	123,919
17,150	Vitran Corp., Inc. (Canada)	296,866

		3,957,303

	Water Utilities —0.2%
17,900	Kelda Group PLC (United Kingdom)	220,514
45,100	Northumbrian Water Group PLC (United Kingdom)	189,590

		410,104

	Wireless Telecommunication Services —0.3%
15,000	American Tower Corp. (Class A shares)	357,750
5,500	Bouygues SA (France)	271,372

STRATEGIC PARTNERS GROWTH ALLOCATION FUND

Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Wireless Telecommunication Services (cont’d)
106,100	Mobileone Ltd. (Singapore) (a)	$125,451

		754,573

	Total Common Stocks (cost $221,999,042)	245,213,197

	Preferred Stocks —0.1%
	Health Care Providers & Services
1,200	Fresenius AG (Germany) (cost $142,578)	168,550

	Rights
	Commercial Banks
9,500	OKO Bank- Rights 2005 Exp 11/15/05 (Finland) (cost $37,489)	181

	Total long-term investments (cost $222,179,109)	245,381,928

	SHORT-TERM INVESTMENTS —7.0%

	Money Market Mutual Fund
18,502,123	Dryden Core Investment Fund - Taxable Money Market Series (cost $18,502,123) (w)	18,502,123

	Total Investments (o)—100.5% (cost $240,681,232) (p)	263,884,051
	Liabilities in excess of other assets (u) —(0.5)%	(1,334,157)

	Net Assets —100%	$262,549,894

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

	(a)	Non-income producing security.

	(o)	As of October 31, 2005, 57 securities representing $12,829,641 and 4.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

	(p)	The United States federal income tax basis of the Fund’s investments was $241,534,662; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,349,389 (gross unrealized appreciation - $30,273,781; gross unrealized depreciation - $7,924,392). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

	(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at October 31, 2005:

Purchase Contracts
Description	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Pound Sterling, Expiring 12/05/05	800	$1,474,568	$1,415,469	$(59,099)

Sales Contracts
Description	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros, Expiring 12/02/05	640	$ 793,203	$768,341	$24,862
Pound Sterling, Expiring 12/05/05	1,500	2,699,775	2,654,005	45,770
Mexican Pesos, Expiring 12/06/05	14,000	1,252,011	1,291,275	(39,264)

		$ 4,744,989	$4,713,621	$31,368

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Asset Allocation Funds
STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —100.8%

	Common Stocks —62.7%
	Aerospace & Defense —1.3%
675	Alliant Techsytstems, Inc.	$47,399
37,000	BAE Systems PLC ( United Kingdom)	216,445
12,100	Boeing Co. (The)	782,144
6,955	DRS Technologies, Inc. (a)	342,603
925	Esterline Technologies Corp.	34,826
5,400	General Dynamics Corp.	628,020
28,800	Lockheed Martin Corp.	1,744,128
8,850	Moog, Inc. (Class “A” Shares)	262,403
7,900	Northrop Grumman Corp.	423,835
32,200	Raytheon Co.	1,189,790

		5,671,593

	Agriculture/Heavy Equipment
296,100	Chaoda Modern Agriculture Holdings Ltd. ( Japan) (a)	111,724
700	Syngenta AG ( Switzerland)	75,030

		186,754

	Air Freight & Logistics —0.5%
20,800	FedEx Corp.	1,912,144

	Apparel —0.4%
3,200	Adidas-Salomon AG ( Germany)	536,868
46,500	Burberry Group PLC ( United Kingdom)	315,641
4,100	NIKE, Inc. (Class B Shares)	344,605
11,800	Phillips-Van Heusen Corp.	335,710

		1,532,824

	Auto Components —0.2%
54,500	Delphi Corp.	22,004
9,300	Lear Corp.	283,278
6,300	Magna International, Inc. (Class A Shares)	439,236
925	Monro Muffler, Inc. () (a)	27,704

		772,222

	Automobiles —0.7%
6,100	Bayerische Motoren Werke (BMW) AG ( Germany)	264,642
7,400	Honda Motor Co. Ltd. ( Japan)	411,553
29,600	Nissan Motor Co. Ltd. ( Japan)	310,316
4,800	PSA Peugeot Citroen SA (France)	291,655
2,100	Renault SA ( France) (a)	181,835
32,300	Toyota Motor Corp. ( Japan)	1,497,767
4,300	Winnebago Industries, Inc.	126,076

		3,083,844

	Automobiles & Parts —0.4%
6,300	Autoliv, Inc.	270,648
6,700	AutoNation, Inc. (a)	133,196
4,100	Compagnie Generale des Establissements Michelin (Class B Shares) (France)	221,311
10,900	CSK Auto Corp. (a)	164,917
500	Georg Fischer AG ( Switzerland) (a)	154,729
31,000	GKN PLC ( United Kingdom) (a)	152,676
4,900	Johnson Controls, Inc.	333,445
7,800	Visteon Corp.	64,974

		1,495,896

	Beverages —0.3%
8,100	Asahi Breweries Ltd. ( Japan)	101,253
12,600	Coca-Cola Co. (The)	539,028
8,000	Coca-Cola Enterprises, Inc.	151,200
6,100	PepsiCo, Inc.	360,388

		1,151,869

	Biotechnology —0.9%
9,980	Atherogenics, Inc.	149,700

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Biotechnology (cont’d)
32,600	Genentech, Inc. (a)	$2,953,560
8,153	Genzyme Corp. (a)	589,462
9,630	Illumina, Inc. (a)	149,939
10,375	Serologicals Corp. (a)	202,105

		4,044,766

	Broadcasting —0.2%
18,500	Marchex, Inc., (Class B Shares)	311,725
27,200	New Corp.	387,600
4,900	Sinclair Broadcast Group, Inc. (Class A Shares)	40,621

		739,946

	Building Products —0.2%
12,650	Hexel Corp. (a)	200,123
5,400	JS Group Corp. ( Japan)	91,758
500	Masco Corp.	14,250
111,200	Pilkington PLC ( United Kingdom)	301,634
2,696	US Concrete, Inc.	16,446
6,675	Watsco, Inc.	379,340
775	York International Corp.	43,485

		1,047,036

	Business Services —0.2%
8,760	Barrett Business Services	233,892
6,900	Kelly Services, Inc.	190,992
16,540	Rollins, Inc.	314,591

		739,475

	Cable Television
1,500	EchoStar Communications Corp. (Class A Shares)	40,305
356	Liberty Global, Inc. (Class A Shares) (a)	8,818

		49,123

	Capital Goods —0.2%
21,100	Empresa Brasileira de Aeronautica SA ADR (Brazil)	818,469

	Capital Markets —1.2%
2,000	Bank of New York Co., Inc. (The)	62,580
5,200	Deutsche Bank AG (Germany) (a)	486,902
1,700	E*Trade Financial Corp. (a)	31,535
16,100	Goldman Sachs Group, Inc. (The)	2,034,557
35,400	Korea Fund, Inc. (The)	1,126,782
16,500	UBS AG ( Switzerland)	1,401,288
900	Verwaltungs und Privat-Bank AG (Switzerland) (a)	142,048

		5,285,692

	Chemicals —0.6%
7,200	Air Products & Chemicals, Inc.	412,128
6,700	BASF AG ( Germany)	482,982
37,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	136,717
1,800	Du Pont (E.I.) de Nemours & Co.	75,042
900	Givaudan SA ( Switzerland)	580,060
34,900	Mitsubishi Chemical Corp. ( Japan)	217,057
9,200	Nalco Hldg Co.	156,400
900	PPG Industries, Inc.	53,973
4,300	Rohm & Haas Co.	187,179
200	Sika AG ( Switzerland)	142,397
3,000	Tokyo Ohka Kogyo Co. Ltd. ( Japan)	73,099
5,200	Valspar Corp.	114,660

		2,631,694

	Commercial Banks —2.2%
10,372	ABN AMRO Holding NV ( Netherlands)	245,251
5,000	Alliance & Leicester PLC ( United Kingdom)	73,809
2,800	Allied Irish Banks PLC ( Ireland) (a)	59,127
17,500	Banca Popolare Italiana SpA (Italy)	128,249
11,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	197,447
12,100	Banco Santander Central Hispano SA (Spain)	154,293
34,300	Bank of Yokohama Ltd. (The) ( Japan)	279,270

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Commercial Banks (cont’d)
111,600	Barclays PLC ( United Kingdom)	$1,106,183
1,100	BB&T Corp. (a)	46,574
228,100	China Construction Bank (Class H Shares) ( China)	69,147
6,400	Commonwealth Bank of Australia ( Australia)	186,364
5,500	Danske Bank A/S ( Denmark)	172,453
6,100	Deutsche Boerse AG (Germany) (a)	573,879
9,900	Dexia ( Belgium)	213,801
33,000	HBOS PLC ( United Kingdom)	487,433
11,900	ICICI Bank Ltd. ADR (India)	281,435
23,000	KeyCorp	741,520
125,900	Lloyds TSB Group PLC ( United Kingdom)	1,029,538
1,050	MB Financial, Inc.	39,134
1,600	Natexis Banques Populaires ( Greece) (a)	240,649
42,100	Nordea Bank AB ( Sweden)	412,393
9,900	OKO Bank ( Finland)	112,002
3,200	Republic Bancorp., Inc.	43,680
21,500	Royal Bank of Scotland Group PLC ( United Kingdom)	595,182
6,800	SanPaolo IMI SpA ( Italy)	98,038
1,200	Societe Generale ( France)	136,983
1,300	TCF Financial Corp.	35,230
2,100	UCBH Holdings, Inc.	36,540
12,500	UnionBanCal Corp.	856,000
13,200	Wells Fargo & Co.	794,640
1,700	Zions Bancorp	124,899

		9,571,143

	Commercial Services & Supplies —1.2%
16,500	Allied Waste Industries, Inc. (a)	134,310
550	CB Richard Ellis Group, Inc. (a)	26,868
60,800	Cendant Corp.	1,059,136
5,840	Chemed Corp.	280,787
8,650	Concur Technologies, Inc. (a)	116,862
500	Consolidated Graphics, Inc. (a)	19,495
1,300	Dollar Thrifty Automotive Group (a)	49,010
15,790	FirstService Corp. ( Canada)	369,012
1,625	Healthcare Services Group	30,290
20,700	Interserve PLC ( United Kingdom)	124,390
6,080	Laureate Education, Inc.	300,352
12,230	McGrath Rentcorp	349,167
1,375	McGrath Rentcorp.	39,256
9,200	Moody’s Corp.	489,992
5,320	Providence Service Corp.	164,228
32,127	Shanks Group PLC ( United Kingdom)	88,994
8,790	Steiner Leisure Ltd.	299,651
3,750	Strayer Education, Inc.	33,566
1,750	Team, Inc.	44,450
11,380	TNS, Inc. (a)	200,060
1,600	Tyler Technologies, Inc. (a)	13,024
5,640	Universal Technical Institute, Inc. (a)	176,701
800	USG Corp. (a)	47,296
1,125	Waste Connections, Inc. (a)	37,541
24,100	Waste Management, Inc.	711,191

		5,205,629

	Communication Equipment —0.1%
16,100	Corning, Inc. (a)	323,449
225	F5 Networks, Inc. (a)	11,707
525	Netgear, Inc. (a)	10,264

		345,420

	Computer Hardware —0.5%
15,102	Apple Computer, Inc. (a)	869,724
16,100	Cadence Design System, Inc. (a)	257,278
13,100	Dell, Inc. (a)	417,628

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Computer Hardware (cont’d)
200	EMC Corp. (a)	$2,792
6,500	Synopsys, Inc.	123,175
37,500	Western Digital Corp. (a)	453,750

		2,124,347

	Computer Networking —0.1%
6,950	Infospace, Inc. (a)	174,584
15,480	Radvision Ltd. ( Israel) (a)	201,240

		375,824

	Computer Services & Software —2.1%
11,100	Autodesk, Inc.	500,943
57,300	BMC Software, Inc. (a)	1,122,507
19,240	Bottomline Technologies, Inc.	243,386
81,100	Computer Associates International, Inc.	2,268,367
1,800	CSG Systems International, Inc.	42,318
20,360	Epicor Software Corp. (a)	250,021
19,736	Global Payments, Inc.	845,687
28,600	Hewlett-Packard Co.	801,944
9,520	M-Systems Flash Disk Pioneers ( Israel) (a)	301,689
7,590	Microsemi Corp. (a)	175,860
78,400	Microsoft Corp.	2,014,880
2,100	NCR Corp. (a)	63,462
12,500	Oracle Corp. (a)	158,500
1,100	Reynolds & Reynolds Co. (Class “A” Shares)	29,194
8,210	Ultimate Software Group, Inc. (a)	139,488

		8,958,246

	Computers & Peripherals —0.2%
6,100	IBM Corp.	499,468
11,564	Logitech International ( Switzerland) (a)	438,129
1,125	Synaptics, Inc. (a)	26,134

		963,731

	Conglomerates
285	GenTek Inc.	3,999

	Construction —0.6%
5,800	Bouygues SA (France)	286,174
300	Centex Corp.	19,305
12,669	Frankport AG ( Germany)	641,641
26,200	Hanson PLC ( United Kingdom)	265,492
6,400	KB Home	418,240
3,503	MDC Holdings, Inc.	240,306
11,000	Standard Pacific Corp.	424,380
13,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	36,716
8,000	Toll Brothers, Inc. (a)	295,280

		2,627,534

	Construction & Engineering
7,300	Skanska AB ( Sweden) (a)	102,219

	Construction Materials —0.1%
1,100	Ciments Francais SA (France) (a)	124,513
74,000	CSR Ltd. ( Australia)	162,047
4,800	Sanyo Electric Credit Co. Ltd. ( Japan)	90,688
11,100	Taiheiyo Cement Corp. ( Japan)	40,113

		417,361

	Consumer Finance —0.3%
2,100	Capital One Financial Corp.	160,335
41,400	MBNA Corp.	1,058,598
3,300	Takefuji Corp. ( Japan)	230,950

		1,449,883

	Consumer Products & Services —0.8%
2,500	American Greetings Corp., (Class A Shares)	63,125
7,320	Central Garden & Pet Co.	313,808
8,625	Jarden Corp. (a)	291,439
800	Kimberly-Clark Corp.	45,472

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Consumer Products & Services (cont’d)
42,747	Procter & Gamble Co.	$2,393,405
2,800	Scotts Co. (The) (Class A Shares)	245,812

		3,353,061

	Containers & Packaging
25,000	Rengo Co. Ltd. ( Japan)	135,298
800	Temple-Inland, Inc.	29,464

		164,762

	Distribution/Wholesale
1,720	Building Materials Holding Corp.	146,217

	Diversified Chemicals
800	Dow Chemical Co.	36,688

	Diversified Consumer Services
1,050	Regis Corp.	40,278

	Diversified Financial Services —0.8%
19,600	CIT Group, Inc.	896,308
4,600	Eaton Vance Corp.	270,618
650	Financial Federal Corp.	24,817
14,000	Ifil SPA ( Italy)	57,592
15,300	ING Groep NV ADR ( Netherlands)	440,988
7,300	Irish Life & Permanent PLC ( Ireland)	128,606
19,100	Principal Financial Group, Inc.	947,933
9,300	Raymond James Financial, Inc.	316,479
11,200	Suncorp-Metway Ltd. ( Australia)	161,720

		3,245,061

	Diversified Operations
19,000	Citic Pacific Ltd. ( Hong Kong)	49,294
200	Danaher Corp.	10,420

		59,714

	Diversified Telecommunication Services —0.4%
121,900	BT Group PLC ( United Kingdom)	459,577
7,250	Dycom Industries, Inc.	14,449
15,100	Koninklijke KPN NV ( Netherlands)	143,687
100	Nippon Telegraph and Telephone Corp. ( Japan)	478,001
1,925	Sonus Networks, Inc.	8,393
600	Swisscom AG ( Switzerland)	197,541
76,500	Telestra Corp. Ltd ( Australia)	241,222

		1,542,870

	Drugs & Medicine
2,900	Coventry Health Care, Inc. (a)	156,571
	Electric Utilities —1.2%
5,700	Consolidated Edison, Inc.	259,350
5,200	Edison International	227,552
13,500	Endesa SA ( Spain)	335,716
38,800	Energias de Portugal SA (Portugal) (a)	109,740
9,100	Entergy Corp.	643,552
14,500	FirstEnergy Corp.	688,750
43,500	FPL Group, Inc.	1,873,110
7,800	Hokkaido Electric Power Co., Inc. ( Japan)	161,382
7,800	Kyushu Electric Power Co., Inc. ( Japan)	167,361
10,200	PPL Corp.	319,668
5,700	Union Fenosa SA ( Spain)	188,541
9,360	Viridian Group PLC ( United Kingdom)	129,059
2,350	Westar Energy, Inc.	51,935

		5,155,716

	Electronic Components & Equipment —0.9%
14,130	Advanced Analogic Technologies, Inc.	154,017
10,000	Agilent Technologies, Inc. (a)	320,100
2,300	Altera Corp.	38,295
8,500	Avnet, Inc. (a)	195,925

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Electronic Components & Equipment (cont’d)
10,680	Axsys Technologies, Inc.	$202,600
8,700	Energizer Holdings, Inc. (a)	439,263
2,500	First Data Corp.	101,125
17,000	FLIR Systems, Inc. (a)	356,320
4,900	Harman International Industries, Inc.	489,314
10,900	Jabil Circuit, Inc. (a)	325,365
4,100	Pinnacle West Capital Corp.	171,216
8,350	PNM Resources, Inc.	211,672
50,400	Sanmina-SCI Corp. (a)	183,960
12,500	Secom Co. Ltd. ( Japan)	623,687
30,140	Synplicity, Inc.	215,802

		4,028,661

	Electronic Equipment & Instruments —0.2%
9,000	Alps Electric Co. Ltd. ( Japan)	143,174
11,600	CheckPoint Systems, Inc.	278,400
7,000	CMK Corp. ( Japan)	117,155
12,300	Hosiden Corp. ( Japan)	118,932
250	MTS Systems Corp.	9,990
14,100	TT Electronics PLC ( United Kingdom) (a)	36,687

		704,338

	Electronics —0.2%
5,210	Itron, Inc. (a)	226,426
12,470	Sonic Solutions, Inc. (a)	238,676
29,410	SRS Labs, Inc.	173,519

		638,621

	Energy Equipment & Services —0.1%
1,500	Baker Hughes, Inc.	82,440
1,283,800	China Petroleum Chemical Corp. ( China)	513,381

		595,821

	Entertainment & Leisure —0.3%
2,800	Carnival Corp. ( Panama)	139,076
26,320	Century Casinos, Inc.	197,926
13,910	Mikohn Gaming Corp.	145,916
15,530	Scientific Games Corp. (Class A Shares)	465,279
9,200	TUI AG ( Germany)	178,728

		1,126,925

	Exchange Traded Fund
2,160	iShares Russell 200 Value Index Fund	139,460
	Farming & Agriculture —0.2%
15,700	Archer-Daniels-Midland Co.	382,609
8,500	Monsanto Co.	535,585

		918,194

	Financial - Bank & Trust —2.1%
38,000	AmeriCredit Corp.	849,300
10,450	Astoria Financial Corp.	292,077
1,400	Banco Popolare Bergamo ( Italy)	29,631
46,300	Bank of America Corp.	2,025,162
74,100	Bank of Fukuoka Ltd. (The) ( Japan) (a)	575,848
5,600	Bankunited Financial Corp. (a)	132,832
6,100	BNP Paribas (France)	462,393
7,760	Boston Private Financial Holdings, Inc.	224,652
700	Compass Banshares Inc	34,132
2,200	Downey Financial Corp.	134,090
4,800	Fortis ( Belgium)	136,623
700	Marshall & Ilsley Corp.	30,072
14,900	Mellon Financial Corp.	472,181
18,000	North Fork Bancorp.	456,120
4,400	Oriental Financial Group, Inc.	54,648
6,000	State Street Corp.	331,380
1,500	Student Loan Corp. (The)	328,800
33,000	Sumitomo Trust & Banking Co. Ltd. (The) ( Japan)	280,940
29,400	U.S. Bancorp	869,652

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Financial - Bank & Trust (cont’d)
15,300	UBS AG, ADR ( Switzerland)	$1,310,751
3,200	Wachovia Corp.	161,664

		9,192,948

	Financial Services —2.6%
6,100	Accredited Home Lenders Holding Co. (a)	220,454
140	Ameriprise Financial, Inc.	5,211
2,000	Ameritrade Holding Corp. (a)	42,060
4,600	Chicago Mercantile Exchange Holdings, Inc.	1,679,690
46,400	Citigroup, Inc.	2,124,192
13,100	Eaton Vance Corp.	326,059
19,700	Euronext NV ( Netherlands)	836,957
700	Franklin Resources, Inc.	61,859
166,300	Hong Kong Exchanges and Clearing Ltd. ( Hong Kong)	555,613
17,400	Japan Securities Finance Co. Ltd. ( Japan)	201,242
9,000	Jefferies Group, Inc.	382,140
25,870	Keynote Systems, Inc.	337,086
7,478	Lehman Brothers Holdings, Inc.	894,892
8,900	Merrill Lynch & Co., Inc.	576,186
10,800	Morgan Stanley Dean Witter & Co.	587,628
6,490	Portfolio Recovery Associates, Inc. (a)	252,461
8,940	PrivateBancorp, Inc.	303,692
23,259	SLM Corp.	1,291,572
13,840	Valueclick, Inc. (a)	242,200
12,290	Websidestory, Inc. (a)	213,723

		11,134,917

	Food & Staples Retailing —0.4%
56,900	Albertson’s, Inc.	1,428,759
1,600	Danisco A/S ( Denmark) (a)	102,135
700	Heinz Co., H.J.	24,850

		1,555,744

	Food Products —1.1%
66,600	Cadbury Schweppes PLC ( United Kingdom)	655,426
700	Campbell Soup Co.	20,370
10,600	Carrefour SA ( France)	471,303
1,825	Corn Products International, Inc.	43,453
12,400	Dairy Crest Group PLC ( United Kingdom)	98,876
6,600	Hershey Foods Corp.	375,078
400	Kellogg Co.	17,668
21,000	Kraft Foods, Inc. (Class A Shares)	594,300
15,700	Kroger Co. (The) (a)	312,430
48,600	Northern Foods PLC ( United Kingdom)	129,464
24,400	Sara Lee Corp.	435,540
1,100	Sysco Corp.	35,101
21,200	Tate & Lyle PLC ( United Kingdom)	173,924
103,200	Tesco PLC ( United Kingdom)	549,364
2,400	Tyson Foods, Inc.	42,720
22,100	Unilever PLC, ADR ( United Kingdom)	897,260

		4,852,277

	Gas Utilities —0.1%
69,200	Osaka Gas Co. Ltd. (Japan)	253,021
	Health Care Equipment & Supplies —0.5%
4,800	Boston Scientific Corp. (a)	120,576
1,200	Fresenius AG ( Germany)	168,550
1,125	Invacare Corp.	38,014
4,940	IRIS International, Inc.	115,843
6,600	Nipro Corp. ( Japan)	99,634
6,300	NuVasive Inc. (a)	109,809
42,600	Orthovita, Inc.	161,880
10,309	PolyMedica Corp.	340,300
6,100	SonoSite, Inc.	179,279

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Health Care Equipment & Supplies (cont’d)
25,160	Spectranetics Corp.	$250,090
7,710	Symmetry Medical, Inc.	170,699
9,160	Syneron Medical Ltd. ( Israel)	329,211

		2,083,885

	Health Care Providers & Services —2.2%
4,300	Aetna, Inc. (a)	380,808
4,850	Amedisys, Inc. (a)	185,318
8,500	American Healthways, Inc. (a)	344,760
8,900	AMERIGROUP Corp. (a)	148,808
18,880	AMN Healthcare Services, Inc.	311,520
8,800	Covance, Inc.	428,120
33,800	Five Star Quality Care, Inc.	227,812
3,100	Guidant Corp.	195,300
11,100	HCA, Inc.	534,909
9,000	Humana Inc.	399,510
7,080	LabOne, Inc. (a)	310,600
6,270	Matria Healthcare, Inc.	210,233
6,200	McKesson Corp.	281,666
650	Pediatrix Medical Group, Inc. (a)	50,089
11,200	Quest Diagnostics, Inc.	523,152
9,500	Sunrise Senior Living, Inc.	307,230
72,000	Tenet Healthcare Corp. (a)	606,240
1,050	Triad Hospitals, Inc. (a)	43,187
59,000	UnitedHealth Group, Inc.	3,415,510
5,200	WellPoint Health Networks, Inc. (a)	388,336

		9,293,108

	Hotels, Restaurants & Leisure —1.3%
3,600	Choice Hotels Intrenational, Inc.	119,124
12,222	Harrah’s Entertainment, Inc.	739,187
6,000	Hilton Hotels Corp.	116,700
1,500	International Game Technology	39,735
700	Marriott International, Inc.	41,734
40,300	MGM Mirage (a)	1,506,011
32,400	Mitchells & Butlers PLC ( United Kingdom)	208,031
1,100	Starwood Hotels & Resorts Worldwide, Inc.	64,273
2,775	Triarc Cos., Inc. (Class “B” Shares)	41,264
16,300	Wynn Resorts Ltd. (a)	760,884
40,758	Yum! Brands, Inc.	2,073,359

		5,710,302

	Household Durables —0.8%
7,800	Alpine Electronics, Inc. ( Japan)	117,910
5,950	Jacuzzi Brands, Inc. (a)	43,911
54,174	Lennar Corp. (Class A Shares)	3,010,991
3,400	Lennar Corp. (Class B Shares)	175,610
37,600	Taylor Woodrow PLC ( United Kingdom)	208,308

		3,556,730

	Household/Personal Care —0.1%
6,000	Colgate-Palmolive Co.	317,760

	Independent Power Producers & Energy Traders —0.1%
5,700	Constellation Energy Group, Inc.	312,360

	Industrial Conglomerates —0.4%
63,500	Tyco International Ltd.	1,675,765

	Insurance —3.4%
6,000	Aflac, Inc.	286,680
8,700	Allmerica Financial Corp. (a)	331,470
1,000	Allstate Corp. (The)	52,790
4,000	Ambac Financial Group, Inc.	283,560
4,200	American International Group, Inc.	272,160
2,400	Aon Corp.	81,240
6,000	Assurant, Inc.	229,200
29,800	Aviva PLC ( United Kingdom)	351,817
100	Chubb Corp.	9,297
3,100	CNP Assurances ( France)	215,667

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Insurance (cont’d)
4,700	Commerce Group, Inc.	$267,054
4,700	Delphi Financial Group, Inc. (Class A Shares)	220,148
53,200	Genworth Financial, Inc. (Class A Shares)	1,685,908
6,100	Hartford Financial Services Group, Inc.	486,475
1,625	HCC Insurance Holdings, Inc. (a)	79,110
1,275	Hilb, Rogal & Hobbs Co.	47,749
107,300	Legal & General Group PLC ( United Kingdom)	203,691
3,900	Lincoln National Corp.	197,379
4,700	Loews Corp. (a)	437,006
8,300	MBIA, Inc.	483,392
42	Millea Holdings, Inc. ( Japan)	759,835
108,900	Old Mutual PLC ( United Kingdom) (a)	253,953
6,200	Philadelphia Consolidated Holding Corp. (a)	596,812
4,304	Progressive Corp.	498,446
5,200	Protective Life Corp.	227,968
50,300	St. Paul Travelers Cos., Inc. (The)	2,265,009
3,000	Torchmark Corp.	158,490
11,120	Tower Group, Inc.	214,282
7,900	United Fire & Casualty Co.	355,658
94,400	UnumProvident Corp.	1,915,376
19,700	Willis Group Holdings Ltd. ( United Kingdom)	731,658
3,200	WR Berkely Corp.	139,840
800	XL Capital Ltd. (Class A Shares)	51,248
1,700	Zurich Financial Services AG ( Switzerland) (a)	289,937

		14,680,305

	Internet Software & Services —0.8%
15,600	Check Point Software Technologies Ltd. ( Israel) (a)	348,816
1,600	Checkfree Corp. (a)	68,000
36,890	CyberSource Corp. (a)	247,163
29,830	Digitas, Inc.	322,164
7,620	Equinix, Inc.	281,102
2,300	Google, Inc. (Class A Shares) (a)	855,922
8,640	J2 Global Communications, Inc. (a)	381,974
31,840	Online Resources Corp. (a)	382,080
10,840	Openwave Systems, Inc. (a)	193,711
8,200	SafeNet, Inc. (a)	271,994
5,300	Symantec Corp. (a)	126,405
1,075	Vignette Corp.	17,856

		3,497,187

	IT Services —0.6%
1,800	Affiliated Computer Services, Inc.	97,398
1,900	Computer Sciences Corp. (a)	97,375
102,000	Electronic Data Systems Corp.	2,377,620

		2,572,393

	Leisure Equipment & Products —0.2%
25,700	Eastman Kodak Co.	562,830
1,100	Hasbro, Inc.	20,724
2,675	K2, Inc. (a)	26,830
7,300	Mattel, Inc.	107,675

		718,059

	Machinery & Equipment —1.1%
1,325	Briggs & Stratton Corp.	42,373
5,500	Bucyrus International, Inc. (Class A Shares)	228,525
23,712	Caterpillar, Inc.	1,247,014
2,300	Deere & Co.	139,564
5,500	Harsco Corp.	353,375
18,000	Hitachi Koko Co., Ltd. (Japan)	244,972
35,000	Hitachi Ltd. ( Japan)	215,521
800	Joy Global, Inc.	36,696
4,600	MAN AG ( Germany) (a)	213,514

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Machinery & Equipment (cont’d)
1,200	Nordson Corp.	$44,604
42,900	NSK Ltd. ( Japan)	250,273
10,740	Presstek, Inc.	110,085
500	Rieter Holdings AG ( Switzerland)	142,708
6,900	Snap-On, Inc.	248,538
17,300	SPX Corp.	744,246
1,700	Stork NV ( Netherlands)	63,179
400	Sulzer AG ( Switzerland) (a)	192,345

		4,517,532

	Manufacturing —0.1%
2,800	ITT Industries, Inc.	284,480
	Marine —0.1%
82,000	Neptune Orient Lines Ltd. ( Singapore)	147,654
41,030	Orient Overseas International Ltd. ( Hong Kong) (a)	130,202

		277,856

	Media —1.4%
19,800	Comcast Corp. (Class A Shares)	551,034
3,000	Comcast Corp. (Special Class A Shares) (a)	82,230
2,700	DIRECTTV Group, Inc. (The) (a)	38,394
2,700	E.W. Scripps Co. (Class A Shares)	123,660
7,300	Gannett Co., Inc.	457,418
53,300	Liberty Media Corp. (Class A Shares) (a)	424,801
356	Libery Global, Inc. (Class C Shares)	8,444
5,600	Promotora de Informaciones SA ( Spain)	102,683
29,900	Rogers Communications, Inc. ( Canada) (a)	1,179,697
9,800	Scholastic Corp. (a)	318,990
25,100	Shaw Communications, Inc. ( Canada) (a)	506,845
15,700	Sogecable SA ( Spain)	596,646
39,900	Time Warner, Inc. (a)	711,417
32,200	Viacom, Inc. (Class B Shares)	997,234
2,400	Walt Disney Co.	58,488

		6,157,981

	Medical Products —0.4%
23,276	Amgen, Inc. (a)	1,763,390
1,100	Express Scripts, Inc.	82,951
1,500	Merck & Co., Inc.	42,330

		1,888,671

	Medical Supplies & Equipment —1.1%
5,550	Alexion Pharmaceutcal, Inc. (a)	152,015
1,500	Bausch & Lomb, Inc.	111,285
7,700	Cooper Cos, Inc. (The)	530,068
3,100	Edwards Lifesciences Corp. (a)	128,278
12,530	First Horizon Pharmaceutical Corp. (a)	180,808
12,140	I-Flow Corp. (a)	146,530
9,400	Lifeline Systems, Inc. (a)	310,200
30,761	Medtronic, Inc.	1,742,918
14,150	Merge Technologies, Inc. (a)	326,440
19,340	Optimal Group,Inc. (Class B Shares) ( Canada)	361,078
11,400	St. Jude Medical, Inc. (a)	547,998
1,100	Zimmer Holdings, Inc. (a)	70,147

		4,607,765

	Metals & Mining —0.9%
55,700	Alcoa, Inc.	1,352,953
40,500	BlueScope Steel Ltd. ( Australia)	257,904
1,200	Boehler-Uddeholm AG (Austria) (a)	181,925
550	Century Aluminum Co.	9,999
284,201	China Shenhua Energy Co. Ltd. (Class H Shares) ( Hong Kong)	311,620
1,650	Gibraltar Industries, Inc.	33,412
11,600	Rautaruukki Oyj ( Finland)	236,891
6,000	Salzgitter AG ( Germany) (a)	262,605
6,400	Southern Copper Corp.	352,896
11,700	ThyssenKrup AG ( Germany)	237,531

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Metals & Mining (cont’d)
11,000	Timken Co.	$311,960
4,500	United States Steel Corp.	164,385

		3,714,081

	Multi-Utilities —0.4%
3,700	Alliant Energy Corp.	97,865
13,000	CMS Energy Corp. (a)	193,830
7,200	Dominion Resources, Inc.	547,776
3,800	Public Service Enterprise Group, Inc.	238,982
3,600	Scana Corp.	142,812
2,600	Wisconsin Energy Corp.	98,358
10,200	Xcel Energy, Inc. (a)	186,966

		1,506,589

	Multiline Retail —0.4%
73,700	David Jones Ltd. ( Australia)	125,461
2,800	Federated Department Stores, Inc.	171,836
26,600	House of Fraser PLC ( United Kingdom) (a)	47,082
1,400	Kohl’s Corp. (a)	67,382
22,600	Target Corp.	1,258,594

		1,670,355

	Office Equipment
9,000	Ricoh Co. Ltd. ( Japan)	143,020

	Oil, Gas & Consumable Fuels —4.8%
1,800	Anadarko Petroleum Corp.	163,278
3,700	Apache Corp.	236,171
8,800	Ashland, Inc.	470,888
15,300	BP PLC, ADR ( Britain)	1,015,920
7,100	Burlington Resources, Inc.	512,762
13,150	Cabot Oil & Gas Corp.	602,138
13,200	Canadian Natural Resources Ltd. ( Canada)	539,690
17,300	ChevronTexaco Corp.	987,311
181,400	CNOOC Ltd. ( Hong Kong)	118,171
2,500	Compania Espanola de Petroleos, SA (CEPSA) ( Spain)	119,845
12,600	ConocoPhillips	823,788
45,800	Cosmo Oil Co. Ltd. ( Japan)	222,854
5,500	Devon Energy Corp.	332,090
47,690	Encore Medical Corp.	238,927
650	Energy Partners Ltd. (a)	16,491
15,900	Eni SpA ( Italy)	426,078
6,400	EOG Resources, Inc.	433,792
42,000	Exxon Mobil Corp.	2,357,880
550	GMX Resources, Inc.	13,486
27,590	Grey Wolf, Inc. (a)	211,891
9,183	Halliburton Co.	542,715
4,400	Helmerich & Payne, Inc.	243,760
5,800	Houston Exploration Co. (a)	298,990
2,910	Hydril Co. (a)	193,049
8,000	Lukoil, ADR ( Russia)	441,200
9,640	Maverick Tube Corp. (a)	298,454
2,700	Norsk Hydro ASA ( Norway) (a)	270,110
7,700	Occidental Petroleum Corp.	607,376
6,800	Oceaneering International, Inc. (a)	327,216
7,945	Oil States International, Inc. (a)	262,979
7,600	ONEOK, Inc.	218,424
7,290	Patterson-UTI Energy, Inc.	248,808
1,425	Petrohawk Energy Corp.	17,613
15,700	Praxair, Inc. (a)	775,737
9,700	Repsol YPF SA ( Spain)	288,765
1,600	Rowan Cos., Inc.	52,784
18,849	Royal Dutch Shell PLC ( United Kingdom)	614,877
15,000	Royal Dutch Shell PLC (Class A Shares) ( United Kingdom)	462,542
32,200	Santos Ltd. ( Australia)	264,186

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Oil, Gas & Consumable Fuels (cont’d)
9,400	Schlumberger Ltd.	$853,238
5,000	Southwestern Energy Co.	36,270
6,600	Sunoco, Inc.	491,700
12,490	Superior Energy Services, Inc.	254,546
7,100	Swift Energy Co. (a)	309,986
8,000	Tesoro Corp. (a)	489,200
500	Total SA ( France)	125,478
4,550	Unit Corp. (a)	238,420
1,650	Universal Compression Holdings, Inc. (a)	58,823
2,200	Valero Energy Corp.	231,528
33,600	Verizon Communications, Inc.	1,058,736
1,600	Weatherford International Ltd.	100,160
1,025	Whiting Petroleum Corp. (a)	41,564

		20,562,685

	Other Technology
8,100	Sybase, Inc.	180,225
	Paper & Forest Products —0.2%
1,000	Bowater, Inc.	26,500
2,600	Georgia-Pacific Corp.	84,578
20,800	Hokuetsu Paper Mills Ltd. ( Japan)	107,331
3,900	International Paper Co.	113,802
2,100	Smurfit-Stone Container Corp. (a)	22,176
8,000	Weyerhaeuser Co.	506,720

		861,107

	Personal Services —0.1%
8,900	Administaff, Inc.	376,648

	Pharmaceuticals —3.2%
800	Abbott Laboratories	34,440
5,700	Allergan, Inc.	509,010
5,600	AmerisourceBergen Corp.	427,112
5,946	Amylin Pharmaceuticals, Inc. (a)	199,786
3,400	AstraZeneca PLC ( United Kingdom)	152,436
4,350	Barr Pharmaceuticals, Inc.	249,907
12,300	Bristol-Meyers Squibb Co.	260,391
2,100	Eli Lilly & Co.	104,559
6,500	Endo Pharmaceutical, Inc (a)	174,980
48,700	GlaxoSmithkKine PLC ( United Kingdom)	1,266,267
36,967	Johnson & Johnson	2,314,874
24,300	Kaken Pharmaceutical Co. Ltd. ( Japan)	172,460
6,000	Kos Pharmaceuticals, Inc. (a)	360,000
1,200	Medco Health Solutions, Inc. (a)	67,800
12,932	Nabi Biopharmaceuticals	166,176
10,700	Novartis AG ( Switzerland)	575,519
11,900	Novo Nordisk SA ( Denmark)	609,614
68,200	Pfizer, Inc.	1,482,668
10,100	Pharmaceutical Product Development, Inc. (a)	580,447
7,850	Rigel Pharmaceuticals, Inc.	176,232
4,500	Roche Holding AG-Genusshein ( Switzerland)	672,199
12,300	Rohto Pharmaceutical Co. Ltd. ( Japan) (a)	113,858
13,200	Rohto Pharmaceutical Co. Ltd. (When Issued) ( Japan)	122,237
15,490	Salix Pharmaceuticals Ltd. (a)	277,891
11,600	Sanofi-Aventis ( France)	928,656
3,200	Sepracor, Inc. (a)	180,000
27,000	Tanabe Seiyaku Co. Ltd. ( Japan)	260,014
21,600	Teva Pharmaceutical Industries Ltd., ADR ( Israel)	823,392
400	Watson Pharmaceuticals, Inc. (a)	13,824
12,100	Wyeth	539,176

		13,815,925

	Pipelines
3,900	Dynegy, Inc. (a)	17,316

	Printing & Publishing
700	The New York Times Co.	19,068

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Publishing
1,900	Wiley, (John) & Sons, Inc.	$74,480

	Real Estate —0.4%
6,000	Benetton Group SpA ( Italy)	63,745
5,600	Entertainment Properties Trust	224,560
13,100	Hovnanian Enterprises, Inc. (Class A Shares) (a)	589,369
5,900	Meritage Homes Corp. (a)	367,393
7,266	Saint Joe Co. (The)	479,193

		1,724,260

	Real Estate Investment Trust —0.9%
17,200	Apartment Investment & Management Co.	660,480
3,850	Ashford Hospital	40,425
2,200	Camden Property Trust	123,970
1,400	CarrAmerica Realty Corp.	46,102
1,200	Centerpoint Properties Trust	54,672
1,500	Duke Realty Corp.	51,150
400	Equity Office Properties Trust	12,320
4,500	Equity Residential	176,625
1,050	Healthcare Realty Trust, Inc.	39,732
2,575	Highland Hospitality Corp.	27,063
14,800	Host Marriot Corp.	248,492
14,460	KKR Financial Corp. (a)	322,747
1,500	Liberty Property Trust	62,535
3,300	Mack-Cali Realty Corp.	140,745
3,075	MFA Mortgage Investments, Inc.	15,865
19,700	New Century Financial Corp.	608,139
12,300	Plum Creek Timber Co.	478,470
8,400	ProLogis	361,200
525	Redwood Trust, Inc.	24,439
800	Simon Property Group, Inc.	57,296
3,700	SL Green Realty Corp.	251,711

		3,804,178

	Restaurants —0.1%
11,540	Cosi, Inc.	100,975
13,600	McDonald's Corp.	429,760

		530,735

	Retail & Merchandising —2.2%
3,800	7-Eleven, Inc. (a)	142,158
8,200	Best Buy Co., Inc.	362,932
6,800	Brinker International, Inc. (a)	259,216
5,200	CEC Entertainment, Inc. (a)	175,812
2,400	Chico’s FAS, Inc. (a)	94,896
23,400	Circuit City Stores, Inc.	416,286
41,400	CVS Corp.	1,010,574
8,400	Darden Restaurants, Inc.	272,328
16,770	Design Within Reach, Inc. (a)	135,334
17,600	FamilyMart Co. Ltd. ( Japan)	523,610
1,600	J. C. Penney Co., Inc.	81,920
5,997	JOS. A. Bank Clothiers, Inc. (a)	244,737
27,331	Lowe’s Cos., Inc.	1,660,905
7,400	Men’s Wearhouse, Inc. (The) (a)	182,780
14,400	Next PLC ( United Kingdom)	340,011
9,900	Nordstrom, Inc.	343,035
3,900	Proffitt’s, Inc.	70,785
2,900	Rallye SA (France)	126,926
600	Ross Stores, Inc.	16,224
2,400	School Specialty, Inc. (a)	81,360
6,650	Sonic Corp. (a)	192,451
4,600	Staples, Inc.	104,558
15,078	Starbucks Corp. (a)	426,406
15,700	Stein Mart, Inc.	288,095
8,000	UNY Co. Ltd. ( Japan)	99,714

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Retail & Merchandising (cont’d)
116,200	Wal-Mart de Mexico SA de CV ( Mexico)	$565,620
8,100	Wal-Mart Stores, Inc.	383,211
16,100	Walgreen Co.	731,423

		9,333,307

	Road & Rail —0.7%
15,100	Arriva PLC ( United Kingdom)	154,081
5,700	CSX Corp.	261,117
24,000	FirstGroup PLC ( United Kingdom)	139,335
35,500	MetLife, Inc.	1,754,055
8,165	Union Pacific Corp.	564,855

		2,873,443

	Semiconductors & Semiconductor Equipment —0.9%
1,100	Agere Systems, Inc. (a)	11,440
2,300	Analog Devices, Inc.	79,994
1,575	ATMI, Inc.	43,013
15,100	Freescale Semiconductor, Inc.	360,588
60,700	Intel Corp.	1,426,450
7,460	Intermagnetics General Corp.	213,729
13,900	National Semiconductor Corp.	314,557
12,030	O2Micro International Ltd.	157,593
8,900	Republic Services, Inc.	314,615
900	Teradyne, Inc.	12,186
26,500	Texas Instruments, Inc.	756,575
15,040	Ultratech Stepper, Inc. (a)	207,251
12,000	Volterra Semiconductor Corp.	147,960

		4,045,951

	Specialty Retail —0.2%
900	Abercrombie & Fitch Co.	46,791
59,600	Dixons Group PLC ( United Kingdom)	151,909
18,048	Home Depot, Inc.	740,690
13	United Auto Group, Inc.	43,006

		982,396

	Telecommunications —2.2%
23,600	Amdocs Ltd. (a)	624,692
43,600	America Movil SA de CV ADR (Class L Shares) ( Mexico)	1,144,500
13,300	American Tower Corp. (Class A Shares)	317,205
5,300	AT&T Corp.	104,834
3,300	CenturyTel, Inc.	108,009
55,100	Cisco Systems, Inc. (a)	961,495
10,300	Comverse Technology, Inc. (a)	258,530
4,700	Juniper Networks Inc (a)	109,651
4,200	Lucent Technologies, Inc. (a)	11,970
800	MCI, Inc.	15,920
687	Mcleodusa, Inc. Ser A Pfd.	69
39,609	Motorola, Inc.	877,735
47,555	Netia SA ( Poland)	66,148
32,627	QUALCOMM, Inc.	1,297,250
37,100	SBC Communications, Inc.	884,835
216,900	Singapore Telecommunications Ltd. ( Singapore)	298,839
19,915	Sprint Nextel Corp.	464,219
45,700	Tandberg ASA ( Norway)	449,461
11,800	TDC A/S ( Denmark)	660,393
3,100	Tellabs, Inc. (a)	29,636
24,500	Vodafone Group PLC ADR (France)	643,370
11,260	Witness Systems, Inc. (a)	220,696

		9,549,457

	Textiles, Apparel & Luxury Goods —0.3%
17,100	Coach, Inc. (a)	550,278
24,000	Jones Apparel Group, Inc.	654,720

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Textiles, Apparel & Luxury Goods (cont’d)
61,000	Kurabo Industries Ltd. ( Japan)	$207,451

		1,412,449

	Thrifts & Mortgage Finance —1.0%
35,500	Bradford & Bingley PLC ( United Kingdom)	218,509
30,310	Countrywide Financial Corp.	962,949
3,600	Fannie Mae	171,072
26,800	Freddie Mac	1,644,180
29,400	Washington Mutual, Inc.	1,164,240

		4,160,950

	Tobacco —1.0%
9,100	3M Co.	691,418
47,200	Altria Group, Inc. (a)	3,542,360
1,900	Fair Isaac Corp.	79,344

		4,313,122

	Trading Companies & Distributors —0.1%
63,500	Marubeni Corp. ( Japan)	297,607

	Transportation —0.4%
700	Amerco, Inc.	40,831
5,910	American Commerical Lines, Inc. (a)	166,189
2,050	Arlington Tankers Ltd.	45,653
9,665	Burlington Northern Santa Fe Corp.	599,810
1,200	GATX Corp.	44,844
1,700	Genesee & Wyoming, Inc. (Class “A” Shares) (a)	54,485
1,700	Laidlaw International, Inc.	38,658
750	Landstar Systems, Inc. (a)	28,890
5,800	Norfolk Southern Corp.	233,160
4,730	Old Dominion Freight Line (a)	167,395
16,060	Vitran Corp., Inc. ( Canada)	277,999

		1,697,914

	Transportation Infrastructure —0.1%
159,100	China Merchants Holdings International Co. Ltd. ( Hong Kong)	308,878

	Utilities —1.4%
900	Centerpoint Energy, Inc.	11,916
800	Duke Energy Corp.	21,184
4,400	Emerson Electric Co.	306,020
104,257	General Electric Co.	3,535,355
7,200	Headwaters Inc. (a)	229,248
4,400	Northeast Utilities	80,036
13,700	PG&E Corp.	498,406
34,900	Scottish Power PLC ( United Kingdom)	341,606
13,700	Suez SA (France)	371,064
3,000	Tohoku Electric Power Co. ( Japan)	61,206
3,300	TXU Corp.	332,475

		5,788,516

	Water Utilities —0.1%
18,800	Kelda Group PLC ( United Kingdom)	231,602
47,400	Northumbrian Water Group PLC ( United Kingdom)	199,258

		430,860

	Wireless Telecommunication Services
111,300	MobileOne Ltd. ( Singapore) (a)	131,600

	Total Common Stocks (cost $245,529,958)	268,829,809

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds —7.3%
		Aerospace & Defense
		Alliant Techsystems, Inc., Sr. Sub. Notes
B2	85	8.50%, 05/15/11	88,825
		Airlines
		AMR Corp., Debs.
Caa2	50	10.00%, 04/15/21	28,250
NR	100	10.55%, 03/12/21	53,000
		Continental Airlines, Inc., Pass Through Certificates, Ser. 1996-C
B3	21	9.50%, 10/15/13	15,438

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Airlines (cont’d)
		Continental Airlines, Inc., Pass Through Certificates, Ser. 981B
Ba2	39	6.748%, 03/15/17	33,405

			130,093

		Automobile Manufacturers —0.1%
		Ford Motor Co., Notes
Ba1	100	7.45%, 07/16/31	73,500
		Ford Motor Credit Co., Sr. Notes
Baa3	400	7.25%, 10/25/11	372,795

			446,295

		Automotive —0.3%
		Affinia Group, Inc., Gtd. Notes(g)
Caa1	63	9.00%, 11/30/14	48,825
		DaimlerChrysler NA, Gtd. Notes
A3	400	4.026%, 03/07/07	399,293
A3	100	4.747%, 08/08/06	100,645
		DaimlerChrysler NA, Notes(c)
A3	600	4.43%, 05/24/06	601,508
		Goodyear Tire & Rubber Co. (The) Notes
B3	125	7.857%, 08/15/11	119,375
B3	125	9.00%, 07/01/15	120,625
		Tenneco Automotive, Inc., Gtd. Notes
B3	50	8.625%, 11/15/14	47,750

			1,438,021

		Building Materials & Construction —0.1%
		D.R. Horton, Inc., Sr. Notes
Ba1	115	7.875%, 08/15/11	124,024

		Goodman Global Holding Co., Inc., Sr. Notes, Series 144A
B3	125	6.41%, 06/15/12(g)	122,500
Caa1	188	7.875%, 12/15/12	176,720
		Grohe Holding GmbH, Notes
B3	125	8.625%, 10/01/14	132,579

			555,823

		Cable
		CSC Holdings, Inc., Sr. Notes
B1	75	7.25%, 07/15/08	75,750

		Capital Goods —0.1%
		Mueller Group, Inc., Sr. Sub. Notes
Caa1	63	10.00%, 05/01/12	66,150
		Rexnord Corp., Gtd. Notes
B3	150	10.125%, 12/15/12	164,250

			230,400

		Capital Goods - Others —0.1%
		Gentek, Inc. (Escrow)(g)
Nr	150	Zero Coupon, 08/01/09	—
		Navistar International Corp., Sr. Notes
Ba3	125	6.25%, 03/01/12	112,187
		Nortek, Inc., Sr. Sub. Notes
Caa1	250	8.50%, 09/01/14	238,750
		Panolam Industries International, Inc., Notes(g)
Caa1	63	10.75%, 10/01/13	61,110

			412,047

		Chemicals —0.5%
		Borden U.S. Finance Corp. / Nova Scotia Finance ULC(g)
B3	75	9.00%, 07/15/14	73,781
		Equistar Chemicals LP, Gtd. Notes
B2	150	10.125%, 09/01/08	161,625

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Chemicals (cont’d)
			Hercules Inc., Debs.
Ba1		200	6.60%, 08/01/27	204,000
			Huntsman Advanced Materials LLC, Sec’d. Notes
Ba3		120	11.00%, 07/15/10	133,200
			Huntsman International LLC
B2		125	9.875%, 03/01/09	131,250
B3		15	10.125%, 07/01/09	15,431
			IMC Global, Inc., Sr. Sec’d. Notes
Ba3		225	10.875%, 06/01/08-08/01/2013	258,938
Ba3		50	11.25%, 06/01/11	54,250
			ISP Chemco, Inc., Sr. Sub. Notes, Ser. B
B1		100	10.25%, 07/01/11	106,375
			KRATON Polymers, Sr. Sub. Notes
Caa1		125	8.125%, 01/15/14	113,125
			Lyondell Chemical Co., Gtd. Notes
B1		120	9.50%, 12/15/08	125,700
			OM Group, Inc., Gtd. Notes
Caa1		54	9.25%, 12/15/11	51,975
			PQ Corp., Gtd. Notes 144A(g) Sr. Sub. Notes
B3		75	7.50%, 02/15/13	69,000
			Rhodia SA, Sr. Notes
B3		200	10.25%, 06/01/10	213,000
			Rhodia SA, Sr. Sub. Notes
Caa1		95	8.875%, 06/01/11	89,775
			Rockwood Specialties Corp., Gtd. Notes
B3	EUR	125	7.625%, 11/15/14	151,305
			Rockwood Specialties, Inc., Sr. Sub. Notes
B3		90	10.625%, 05/15/11	96,300

				2,049,030

			Conglomerates —0.1%
			Blount, Inc., Sr. Sub. Notes
B3		100	8.875%, 08/01/12	105,250
			Manitowoc Co., Inc., Sr. Sub. Notes
B2		127	10.50%, 08/01/12	142,240

				247,490

			Consumer Cyclical - Services —0.1%
			Affinion Group Inc.(g)
B3		62	10.125%, 10/15/13	58,900
			Crystal US Holdings LLC, Sr. Disc. Notes, Zero Coupon (Until 10/01/09)
Caa2		125	10.50%, 10/01/14	86,562
			Great Lakes Dredge & Dock Corp.
Caa3		40	7.75%, 12/15/13	37,000
			K&F Acquisition, Inc., Gtd. Notes, PIK
Caa1		125	7.75%, 11/15/14	125,000
			Nell AF SARL, Sr. Notes, 144A(g)
B2		125	8.375%, 08/15/15	120,000
			United Rentals North America, Inc., Sr. Sub. Notes
Caa1		50	7.75%, 11/15/13	47,500

				474,962

			Consumer Products —0.2%
			Aearo Co., Sr. Sub. Notes
B3		125	8.25%, 04/15/12	124,375
			Church & Dwight Co. Inc., Co. Guart’d Notes
Ba3		125	6.00%, 12/15/12	121,250
			Delco Remy International, Inc., Sr. Sub. Notes
Caa1		125	9.375%, 04/15/12	53,750
			Iron Mountain, Inc., Sr. Sub. Notes
Caa1		75	8.625%, 04/01/13	78,188
			Johnson Diversified Holdings, Inc., Gtd.Notes
B3		55	9.625%, 05/15/12	54,450

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Consumer Products (cont’d)
		Johnson Diversified Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 05/15/07)
Caa1	100	10.67%, 05/15/13	72,000
		Playtex Products, Inc., Gtd. Notes
Caa2	125	9.375%, 06/01/11	129,375
		Quiksilver, Inc., Sr. Notes 144A(g)
B1	125	6.875%, 04/15/15	115,937
		TRW Automotive, Inc., Sr. Notes
Ba3	59	9.375%, 02/15/13	63,425
		United Rentals North America, Inc., Gtd. Notes
B3	25	6.50%, 02/15/12	23,969

			836,719

		Consumer Products & Services —0.1%
		Clorox Co., Sr. Notes(c)
A3	500	3.525%, 12/14/07	500,602
		Spectrum Brands, Inc., Gtd. Notes
B3	125	7.375%, 02/01/15	107,969

			608,571

		Containers —0.1%
		Crown Euro Holdings SA, Sr. Sec’d. Notes
B1	250	9.50%, 03/01/11	275,000

		Defense
		Elan Finance Corp. PLC, Sr. Notes(g)
B3	25	7.75%, 11/15/11	22,000
		Sequa Corp., Sr. Notes
B1	125	8.875%, 04/01/08	128,125

			150,125

		Electric —0.2%
		AES Corp., Sr. Notes
B1	175	9.375%, 09/15/10	189,875
		Calpine Corp., Sr. Notes(g)
B-	225	8.75%, 07/15/13	155,812
		CMS Energy Corp., Sr. Notes
B1	60	8.50%, 04/15/11	65,550
		Dynegy Holdings, Inc., Sec’d. Notes
B3	10	9.875%, 07/15/10	10,750
B3	130	10.125%, 07/15/13	143,000
		Edison Mission Energy, Sr. Notes
B1	130	7.73%, 06/15/09	134,875
		Homer City Funding LLC, Gtd. Notes
Ba2	47	8.137%, 10/01/19	52,170
		NoteCo Ltd., Notes(c)
NR	3	6.673%, 06/30/25	4,555
		Sierra Pacific Resources, Sr. Notes
B1	60	8.625%, 03/15/14	65,400
		Texas Genco LLC, Sr. Notes(g)
B1	175	6.875%, 12/15/14	187,250

			1,009,237

		Electronic Components & Equipment
		Legrand Holding SA, Sr. Unsub. Notes
B1	125	10.50%, 02/15/13	141,562

		Energy —0.4%
		AES Eastern Energy, Pass-Thru Certificates, Class A-1
Ba1	162	9.00%, 01/02/17	187,447
		Chesapeake Energy Corp., Sr. Notes
Ba2	175	6.375%, 06/15/15	171,937
Ba2	125	6.875%, 01/15/16	126,563
		CMS Energy Corp., Sr. Notes
B1	140	7.50%, 01/15/09	145,075

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Energy (cont’d)
			El Paso Natural Gas Co. LLC, Bonds
B1		125	8.375%, 06/15/32	138,210
			Encore Acquisition Co., Sr. Sub. Notes
B2		50	6.25%, 04/15/14	48,500
			Forest Oil Corp., Sr. Notes
Ba3		40	8.00%, 12/15/11	43,700
			Inergy L.P., Sr. Notes
B1		50	6.875%, 12/15/14	47,375
			Magnum Hunter Resources, Inc., Gtd. Notes
Ba3		7	9.60%, 03/15/12	7,560
			Mission Energy Holdings, Co., Sr. Sec’d. Notes
B2		30	13.50%, 07/15/08	34,725
			Nevada Power Co., Notes
Ba1		6	10.875%, 10/15/09	6,570
			Nevada Power, Ref. Mtge. Bonds
Ba1		80	6.50%, 04/15/12	81,400
			NRG Energy, Inc., Sr. Sec’d. Notes
B1		85	8.00%, 12/15/13	92,650
			Orion Power Holdings, Inc., Sr. Notes
B2		115	12.00%, 05/01/10	135,125
			Parker Drilling Co., Gtd. Notes
B2		5	10.125%, 11/15/09	5,175
			Premcor Refining Group Inc. (The)
Baa3		110	6.75%, 05/01/14	114,950
			Pride International, Inc., Sr. Notes
Ba2		25	7.375%, 07/15/14	26,938
			Stone Energy Corp.
B2		145	8.25%, 12/15/11	150,800

				1,564,700

			Entertainment —0.2%
			AMC Entertainment Inc
B2		75	8.625%, 08/15/12	75,563
			Boyd Gaming Corp., Sr. Sub. Notes
B1		205	8.75%, 04/15/12	219,094
			Codere Finance SA, Sr. Notes (Luxembourg)(g)
NR	EUR	63	8.25%, 06/15/15	78,711
			Intrawest Corp
B1		75	7.50%, 10/15/13	76,312
			Penn National Gaming, Inc., Sr. Sub. Notes
B3		50	6.75%, 03/01/15	48,000
			Royal Caribbean Cruises Ltd
Ba1		25	7.50%, 10/15/27	25,813
Ba1		125	8.00%, 05/15/10	135,000
			Six Flags Inc
Caa1		25	9.625%, 06/01/14	24,750
			Universal City Florida Holding Co., Sr. Notes
B3		75	8.375%, 05/01/10	76,875
			Warner Music Group, Sr. Sub. Notes
B3		125	7.375%, 04/15/14	121,875

				881,993

			Environmental —0.1%
			Alliance One International Inc(g) Notes 144A
B2		63	11.00%, 05/15/12	52,920
			Allied Waste North America, Inc., Sr. Notes
B2		50	7.875%, 04/15/13	51,250
			Allied Waste North America, Inc., Sr. Notes, Ser. B
B2		165	8.50%, 12/01/08	171,600

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Environmental (cont’d)
			Allied Waste North America, Sr. Notes
B2		55	6.50%, 11/15/10	53,350

				329,120

			Finance —0.1%
			Arch Western Finance LLC, Sr. Notes
Ba3		50	6.75%, 07/01/13	50,250
			Cellu Tissue Holdings Inc
B2		100	9.75%, 03/15/10	97,000
			E*trade Financial Corp.(g)
B1		63	7.375%, 09/15/13	62,055
			Eircom Funding, Gtd. Notes (Ireland)
B1		55	8.25%, 08/15/13	59,263
			Kloeckner Investment Sca, Sr. Notes
NR		63	10.50%, 05/15/15	83,241

				351,809

			Financial - Bank & Trust —0.1%
			HSBC Bank USA Na,
Aa2		400	3.99%, 09/21/07	400,478

			Financial Institutions —0.1%
			Ray Acquisition SCA. Sr. Sub. Notes (France) 144A
Caa1	EUR	250	9.375%, 03/15/15	307,103
			Standard Aero Holdings Inc., Sr. Sub. Notes
Caa1		40	8.25%, 09/01/14	38,000

				345,103

			Financial Services —0.3%
			General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)
NR	JPY	36,000	1.40%, 11/02/06	313,164
			General Motors Acceptance Corp., Bonds
NR		63	8.00%, 11/01/31	65,037
			General Motors Acceptance Corp., Notes
Ba1		625	6.875%, 09/15/11	606,012
			Pemex Project Funding Master Trust, Gtd. Notes
Baa1		250	9.50%, 03/30/18	311,250

				1,295,463

			Food And Beverage —0.1%
			Dole Foods Co., Inc., Sr. Notes
B2		38	8.625%, 05/01/09	39,282
B2		55	8.875%, 03/15/11	56,925
			Landry’s Restaurants, Inc., Gtd. Notes
B2		125	7.50%, 12/15/14	115,000
			Smithfield Foods, Inc., Sr. Notes
Ba2		100	8.00%, 10/15/09	105,625
			United Biscuits, Co., Gtd. Notes (United Kingdom)
B3	EUR	125	10.625%, 04/15/11	160,293

				477,125

			Gaming —0.4%
			Isle of Capri Casinos, Inc., Sr. Sub. Notes
B2		75	7.00%, 03/01/14	70,875
			Kerzner International Ltd., Sr. Sub. Notes(g)
B2		125	6.75%, 10/01/15	118,750
			MGM Mirage Inc., Sr. Notes 144A(g)
Ba2		125	6.625%, 07/15/15	121,250
			MGM Mirage, Gtd. Notes
Ba2		290	6.00%, 10/01/09	284,925
			MGM Mirage, Inc., Gtd. Notes
Ba2		145	9.75%, 06/01/07	152,250
			MGM Mirage., Gtd. Notes(g)
Ba2		125	6.625%, 07/15/15	121,250

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Gaming (cont’d)
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes
Ba3	110	8.00%, 04/01/12	114,538
		Park Place Entertainment Corp., Sr. Sub. Notes
Ba1	30	9.375%, 02/15/07	31,275
		Park Place Entertainment Corp., Sr. Sub. Notes
Ba1	125	7.875%, 03/15/10	133,281
Ba1	60	8.125%, 05/15/11	65,550
		Seneca Gaming Corp., Sr. Notes(g)
B1	63	7.25%, 05/01/12	64,339
		Station Casinos, Inc., Sr. Sub. Notes
Ba3	250	6.875%, 03/01/16	251,875
		Wynn Las Vegas LLC Wynn Las Vegas Capital Corp. Notes
B2	265	6.625%, 12/01/14	252,412

			1,782,570

		Health Care & Pharmaceutical —0.5%
		Alliance Imaging, Inc., Sr. Sub. Notes
B3	25	7.25%, 12/15/12	21,875
		Concentra Operating Corp., Sr. Sub. Notes
B3	100	9.125%, 06/01/12	103,000
		Coventry Health Care Inc
Ba1	50	8.125%, 02/15/12	53,250
		HCA, Inc., Debs.
Ba2	50	8.36%, 04/15/24	52,435
		HCA, Inc., Notes
Ba2	50	5.50%, 12/01/09	48,706
Ba2	125	6.375%, 01/15/15	122,655
Ba2	50	7.50%, 12/15/23	49,002
Ba2	55	9.00%, 12/15/14	62,677
		Healthsouth Corp
WR	100	8.50%, 02/01/08	98,000
		Healthsouth, Corp., Notes
WR	100	7.625%, 06/01/12	94,000
		Iasis Healthcare Llc Iasis Capital Corp
B3	70	8.75%, 06/15/14	71,750
		Magellan Health Services Inc., Sr. Notes
B3	178	9.375%, 11/15/08	186,384
		Medical Device Manufacturing, Inc., Gtd. Notes 144A
Caa1	75	10.00%, 07/15/12	87,750
		Mylan Laboratories, Inc., Sr. Notes 144A(g)
Ba1	63	6.375%, 08/15/15	62,213
		Omega Healthcare Investors, Inc., Sr. Notes 144A
B1	25	7.00%, 04/01/14	25,125
		Select Medical Corp.,Gtd. Notes
B3	50	7.625%, 02/01/15	46,375
		Tenet Healthcare Corp., Sr. Notes
B3	65	6.375%, 12/01/11	56,713
B3	40	6.50%, 06/01/12	34,800
		Tenet Healthcare Corp., Sr. Notes 144A(g)
B3	75	9.25%, 02/01/15	71,062
		Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
Caa1	75	9.00%, 10/01/14	78,187
		Ventas Realty Lp Ventas Capital Corp
Ba3	121	8.75%, 05/01/09	129,167
Ba3	120	9.00%, 05/01/12	135,000
		VWR International, Inc., Sr. Sub. Notes
Caa1	125	8.00%, 04/15/14	121,250

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Health Care & Pharmaceutical (cont’d)
			Warner Chilcott Corp., Gtd. Notes 144A(g)
Caa1		125	8.75%, 02/01/15	115,000

				1,926,376

			Hotels & Motels —0.1%
			ITT Corp., Debentures
Ba1		200	7.375%, 11/15/15	212,000
			Lodging —0.2%
			HMH Properties, Inc., Gtd. Notes, Series B
Ba3		13	7.875%, 08/01/08	13,146
			Host Marriott Corp., Co. Gtd.
Ba3		50	9.25%, 10/01/07	52,875
			Host Marriott L.P. Sr. Notes
Ba3		75	7.00%, 08/15/12	75,562
			Host Marriott L.P., Gtd. Notes
Ba3		185	9.50%, 01/15/07	193,094
			Host Marriott, L.P. Sr. Notes
Ba3		45	7.125%, 11/01/13	45,619
			K Hovnanian Enterprises, Inc.
Ba1		25	6.25%, 01/15/15	22,548
			KB Home, Sr. Notes
Ba2		95	8.625%, 12/15/08	100,113
			Meritage Homes Corp., Sr. Notes
Ba3		125	6.25%, 03/15/15	108,750
			Senior Housing Properties Trust, Sr. Notes
Ba2		80	8.625%, 01/15/12	88,000
			Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
Ba1		70	7.875%, 05/01/12	75,425

				775,132

			Machinery
			Terex Corp., Gtd. Notes
Caa1		170	10.375%, 04/01/11	181,475
			Media & Entertainment —0.1%
			American Color Graphics, Inc., Sr. Notes
Caa3		35	10.00%, 06/15/10	23,188
			WDAC Subsidiary Corp., Sr. Notes
Caa1	EUR	250	8.50%, 12/01/14	286,879

				310,067

			Media - Broadcast Towers
			American Tower Corp., Sr. Notes
B1		125	7.50%, 05/01/12	130,312

			Media - Broadcasting & Radio
			Lin Television Corp., Sr. Sub. Notes(g)
B1		63	6.50%, 05/15/13	59,693

			Media - Cable — 0.1%
			Callahan Nordrhein-Westfalen Gmbh(g)
WR		50	16.00%, 07/15/10	4,500
			Charter Communications Corp., Sr. Notes(g)
Ca		188	Zero Coupon, 05/15/14	119,380
			Charter Communications Holdings II, Sr. Notes
Caa1		125	10.25%, 09/15/10	125,313
			CSC Holdings, Inc., Sr. Notes
B1		20	7.875%, 12/15/07	20,500
			CSC Holdings, Inc., Sr. Notes 144A(g)
B1		75	7.00%, 04/15/12	72,375

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Media - Cable (cont’d)
			Kabel Deutschland Gmbh., Gtd. Notes(g)
B2		65	10.625%, 07/01/14	69,956

				412,024

			Media - Non Cable — 0.2%
			DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
Ba2		48	8.375%, 03/15/13	51,960
			Echostar DBS Corp Sr. Notes 144A
Ba3		125	6.625%, 10/01/14	121,250
			Emmis Operating Co., Sr. Sub. Notes
B2		125	6.875%, 05/15/12	123,438
			Lighthouse International Co. SA, Sr. Notes (Luxembourg)
B3	EUR	125	8.00%, 04/30/14	157,297
			Panamsat Corp., Gtd. Notes 144A
B1		125	9.00%, 08/15/14	131,562
			Quebecor Media, Inc.
B2		150	11.125%, 07/15/11	162,375

				747,882

			Metals — 0.2%
			AK Steel Corp., Gtd. Notes
B1		60	7.75%, 06/15/12	54,000
B1		100	7.875%, 02/15/09	95,250
			Impress Group, Sr. Notes
B2		150	10.50%, 05/25/07	190,194
			Ispat Inland ULC, Sec’d. Notes
Ba1		110	9.75%, 04/01/14	124,300
			Novelis, Inc., Sr. Notes(g)
B1		125	7.25%, 02/15/15	114,062
			Oregon Steel Mills, Inc., /gtd. Notes
Ba3		50	10.00%, 07/15/09	53,625
			Progress Rail Services Corp., Sr. Notes(g)
B2		63	7.75%, 04/01/12	64,418
			Ryerson Tull, Inc., Sr. Notes
B2		40	8.25%, 12/15/11	38,700
			United States Steel Corp., Sr. Notes
Ba2		125	10.75%, 08/01/08	138,750

				873,299

			Oil & Gas Exploration & Production — 0.2%
			El Paso Corp., Notes
Caa1		125	7.875%, 06/15/12	127,500
			El Paso Corp., Sr. Notes
Caa1		375	7.80%, 08/01/31	372,187
			El Paso Production Holding Co., Gtd. Notes
B3		275	7.75%, 06/01/13	283,250
			Vintage Petroleum, Inc., Sr. Notes
Ba3		75	8.25%, 05/01/12	80,813
			Williams Cos., Inc., Sr. Notes
B1		125	7.625%, 07/15/19	132,500

				996,250

			Oil, Gas & Consumable Fuels
			Pacific Energy Partners Lp, Sr. Notes, 144A
Ba2		75	7.125%, 06/15/14	78,000

			Packaging — 0.1%
			Graham Packaging Co., Gtd. Notes
Caa1		63	8.50%, 10/15/12	60,480
			Graham Packaging Co., Sub. Notes 144A
Caa2		175	9.875%, 10/15/14	163,625
			Graham Packaging International Corp., Sr. Sub. Notes
B3		125	9.50%, 08/15/13	112,187

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Packaging (cont’d)
		Owens Brockway Glass Container, Inc., Notes
B1	250	8.75%, 11/15/12	268,125

			604,417

		Paper —0.2%
		Abitibi-Consolidated, Inc., Notes
Ba3	150	5.25%, 06/20/08	138,750
		Ainsworth Lumber Co., Ltd., Sr. Notes
B2	25	6.75%, 03/15/14	21,375
B2	125	7.25%, 10/01/12	112,812
		Georgia-Pacific Corp., Notes
Ba2	100	7.50%, 05/15/06	101,000
Ba2	45	8.125%, 05/15/11	48,825
Ba2	80	8.875%, 05/15/31	91,000
		Jefferson Smurfit Corp., Gtd. Notes
B2	100	7.50%, 06/01/13	90,000
B2	25	8.25%, 10/01/12	23,563
		Mercer International, Inc., Sr. Notes
Caa1	25	9.25%, 02/15/13	21,000
		Millar Western Forest Products, Ltd., Sr. Notes
B2	100	7.75%, 11/15/13	81,500
		Tembec Industries, Inc., Gtd. Notes ( Canada)
B3	90	7.75%, 03/15/12	56,250

			786,075

		Pharmaceuticals
		Amerisourcebergen, Corp., Notes(g)
Ba2	125	5.625%, 09/15/12	120,313

		Pipelines —0.2%
		Hanover Compressor Co., Gtd. Notes
B3	75	8.625%, 12/15/10	79,500
		Hanover Equipment Trust, Sec’d. Notes
B2	50	8.75%, 09/01/11	53,000
		Newfield Exploration Co., Sr. Sub. Notes
Ba3	50	8.375%, 08/15/12	53,625
		Premcor Refining Group, Inc. (The), Sr. Notes
Baa3	25	7.50%, 06/15/15	26,625
		Tennessee Gas Pipeline Co., Debs
B1	50	7.00%, 10/15/28	48,312
B1	155	7.625%, 04/01/37	159,120
		Transmontaigne, Inc., Sr. Sub. Notes
B3	55	9.125%, 06/01/10	54,450
		Williams Cos., Inc., Notes
B1	175	7.125%, 09/01/11	180,469
B1	95	8.125%, 03/15/12	102,600

			757,701

		Publishing —0.2%
		Dex Media East LLC, Gtd. Notes
B2	134	12.125%, 11/15/12	156,445
		Dex Media West Finance, Sr. Sub. Notes
B2	147	9.875%, 08/15/13	162,067
		Houghton Mifflin Co., Sr. Sub. Notes
Caa1	125	9.875%, 02/01/13	129,063
		Medianews Group, Inc., Sr. Sub. Notes
B2	100	6.875%, 10/01/13	98,750

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Publishing (cont’d)
		Vertis, Inc., Gtd. Notes, Series B
Caa1	70	10.875%, 06/15/09	65,100

			611,425

		Retailers —0.1%
		Autonation, Inc., Gtd. Notes
Ba2	25	9.00%, 08/01/08	27,000
		Neiman Marcus Group, Inc., Sr. Unsec`d. Notes 144A(g)
B2	62	9.00%, 10/15/15	60,915
		Suburban Propane Partners LP, Sr. Notes
B1	125	6.875%, 12/15/13	115,000
		Toys R US Inc., Notes
B3	30	7.875%, 04/15/13	24,150

			227,065

		Retailers - Food & Drug —0.1%
		Agrilink Foods, Inc., Gtd. Notes
B3	17	11.875%, 11/01/08	17,383
		Ahold Finance USA, Inc., Notes
Ba2	25	8.25%, 07/15/10	26,875
		Biovail Corp., Sr. Sub. Notes
B2	125	7.875%, 04/01/10	128,906
		Jean Coutu PJC, Inc. Sr. Sub. Notes ( Canada)
B3	90	8.50%, 08/01/14	83,475

			256,639

		Technology —0.3%
		BE Aerospace, Inc., Sr. Sub. Notes
Caa2	125	8.875%, 05/01/11	130,937
		Flextronics International, Ltd., Sr. Sub. Notes
Ba2	75	6.25%, 11/15/14	72,750
		Invensys PLC, Sr. Notes 144A(g)
B3	40	9.875%, 03/15/11	38,400
		L-3 Communications Corp., Sr. Sub. Notes
Ba3	125	6.375%, 10/15/15	123,438
Ba3	125	7.625%, 06/15/12	130,625
		Sanmina - SCI Corp., Gtd. Notes
Ba2	115	10.375%, 01/15/10	125,925
		Sungard Data Systems Inc., Sr. Unsec’d. Notes(g)
B3	125	9.125%, 08/15/13	126,875
		Tyco International Group SA(g)
Baa3	20	3.125%, 01/15/23	25,575
		UGS Corp. Co., Gtd. Notes
B3	250	10.00%, 06/01/12	273,125
		Xerox Corp., Sr. Notes
Ba2	100	7.625%, 06/15/13	105,000

			1,152,650

		Telecommunication Services
		MCI, Inc., Sr. Notes
B2	70	6.908%, 05/01/07	70,700

		Telecommunications
		Qwest Capital Funding Corp., Gtd. Notes
Caa2	100	7.25%, 02/15/11	95,500
		Rogers Wireless, Inc., Sec’d. Notes
Ba3	25	7.50%, 03/15/15	26,812

			122,312

		Telecommunications - Cellular —0.5%
		Alamosa Delaware, Inc., Sr. Notes
Caa1	125	8.50%, 01/31/12	129,687
Caa1	100	11.00%, 07/31/10	110,750
		AT&T Corp., Sr. Notes
Ba1	86	9.05%, 11/15/11	95,030

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Telecommunications - Cellular (cont’d)
		Centennial Communications Corp., Sr. Notes
B3	125	8.125%, 02/01/14	129,375
		Cincinnati Bell, Inc., Sr. Sub Notes
B3	50	8.375%, 01/15/14	48,625
		Citizens Communications Co., Notes
Ba3	250	9.25%, 05/15/11	270,625
		Citizens Communications Co., Sr. Notes
Ba3	85	6.25%, 01/15/13	80,538
		Dobson Cellular Systems
B1	25	8.443%, 11/01/11(c)	25,938
		Dobson Communications Corp., Sr. Notes
Caa2	125	8.875%, 10/01/13	122,187
		Intelsat Bermuda Ltd., Sr. Notes 144A(g)
B2	150	8.25%, 01/15/13	149,625
		MCI Inc., Sr. Notes
NR	101	7.688%, 05/01/09	104,661
		Nextel Communications, Sr. Notes
Baa2	125	5.95%, 03/15/14	125,389
		Nortel Networks Corp., Gtd. Notes
B3	40	4.25%, 09/01/08	37,350
		Nortel Networks Ltd., Notes
B3	25	6.125%, 02/15/06	24,938
		Qwest Capital Funding, Gtd. Notes
Caa2	125	7.00%, 08/03/09	122,500
		Qwest Corp., Gtd. Notes
Ba3	225	7.875%, 09/01/11	235,687
		Qwest Services Corp., Notes
Caa1	186	13.50%, 12/15/10	212,505
		Rodgers Wireless Inc., Sr. Sub. Notes ( Canada)
B2	25	8.00%, 12/15/12	26,438
		Rogers Wireless, Inc., Sec’d. Notes ( Canada)
Ba3	65	9.625%, 05/01/11	74,588
		US Unwired, Inc., Sec’d. Notes
B2	25	8.12%, 06/15/10(c)	25,500

			2,151,936

		Textiles, Apparel & Luxury Goods
		Levi Strauss & Co., Sr. Notes
Caa2	90	12.25%, 12/15/12	98,775
		Propex Fabrics, Inc. Gtd. Notes
Caa1	75	10.00%, 12/01/12	65,156

			163,931

		Transportation
		Stena AB, Sr. Notes Sr. Notes ( Sweden). 144A
Ba3	75	7.50%, 11/01/13	71,250

		Utilities —0.2%
		Allegheny Energy Supply Co. LLC, Notes 144A(g)
Ba3	30	8.25%, 04/15/12	33,150
		Midwest Generation LLC, Pass-Through Certificates
B1	30	8.30%, 07/02/09	31,350
		Midwest Generation LLC, Sec’d. Notes
B1	14	8.56%, 01/02/16	15,470
B1	125	8.75%, 05/01/34	136,875
		PPL Capital Funding, Inc., Trust I Co., Gtd. Notes
Ba1	300	7.29%, 05/18/06	303,087
		Reliant Energy, Inc., Sec’d. Notes
B1	135	9.50%, 07/15/13	143,775
		Southern Natural Gas Co., Unsec’d. Notes
B1	50	8.875%, 03/15/10	53,661

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Utilities (cont’d)
		Tennessee Gas Pipeline Co., Debs.
B1	105	7.00%, 03/15/27	106,904
		TXU Energy Co. LLC, Notes(c)
Baa2	99	4.92%, 01/17/06	99,020

			923,292

		Total corporate bonds (cost $31,226,957)	31,320,527

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	U.S. Government Mortgage Backed Obligations — 14.7%
	Federal Home Loan Mortgage Corp.
$594	4.41%, 09/01/35	587,467
662	6.00%, 08/01/06-09/01/22	$676,262
	Federal National Mortgage Assoc.
405	3.741%, 07/25/35	404,521
9,993	4.00%, 05/01/19-01/01/20	9,476,640
20	4.24%, 10/18/30	20,535
126	4.41%, 05/01/36	126,463
740	4.50%, 08/01/33	693,673
481	4.725%, 12/01/34	476,533
136	5.00%, 02/01/19	133,827
195	5.317%, 09/01/34	195,694
32,009	5.50%, 07/01/14-10/01/35	31,600,979
17,000	5.50%, TBA	16,766,250
343	5.936%, 11/01/11	357,185
67	6.00%, 03/01/17	68,847
749	6.30%, 10/17/38	788,872
	Government National Mortgage Assoc.
12	3.75%, 09/20/22	12,200
49	4.125%, 10/20/27-11/20/29	49,160
11	4.218%, 11/15/30	11,213
57	4.272%, 02/16/30	57,664
67	4.50%, 08/15/33	63,644
191	5.50%, 01/15/32	191,232
84	7.50%, 01/15/21	83,737
21	8.50%, 05/20/30-04/20/31	22,391

	Total U.S. Government mortgage backed obligations (cost $63,775,319)	62,864,989

	U.S. Treasury Obligations —12.6%
	United States Treasury Bonds
2,650	6.25%, 08/15/23	3,092,735
750	6.50%, 11/15/26	913,799
600	6.625%, 02/15/27	742,336
100	8.125%, 08/15/19	133,543
2,900	8.875%, 08/15/17-02/15/19	4,001,198
1,850	9.00%, 11/15/18	2,608,789
	United States Treasury Inflationary Bonds [TIPS]
3,000	0.875%, 04/15/10	2,988,395
	United States Treasury Notes
800	3.125%, 01/31/07	787,718
10,400	3.375%, 09/15/09-10/15/09	10,007,262
2,700	3.50%, 02/15/10	2,598,539
2,900	3.625%, 07/15/09-01/15/2010	2,817,429
3,100	4.00%, 03/15/10-04/15/2010	3,041,366
12,900	4.25%, 08/15/14-11/15/2014	12,586,372
6,800	4.875%, 02/15/12	6,935,204
	United States Treasury Strip, P/O
1,550	Zero coupon , 11/15/16-02/15/2022	747,082

	Total U.S. Treasury obligations (cost $54,484,521)	54,001,767

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
			Collateralized Mortgage Obligations —1.7%
			BankTrust Mortgage Trust, Ser. 1, Class G
NR		252	5.70%, 12/01/23	203,968
			Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4 , Class 23A2
Aaa		449	5.433%, 05/25/35	448,111
			Commercial Mortgage Pass Through Certificates, Series 2005-F10A Class Moa1
Aaa		1,700	3.948%, 03/15/20(c)	1,699,682
			FHLMC Structured Pass Through Securities, Series T-61, Class 1A1
Aaa		2,459	4.137%, 07/25/44	2,466,620
			GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1(c) Sr Mortgage Loan Trust, Series 2005-Ar6 Class 2A1
NR		600	4.541%, 12/25/34	590,052
			Washington Mutual, Inc., Series 2003-R1, Class A1(c)
Aaa		1,416	4.308%, 12/25/27	1,414,782
			Washington Mutual, Inc., Series 2005-AR1, Class AR1(c)
Aaa		600	Zero Coupon , 10/25/35	600,564

			Total Collateralized Mortgage Obligations (cost $7,501,655)	7,423,779

			Foreign Government Bonds —1.0%
			Rebublic of Brazil ( Brazil)
B1		60	8.25%, 01/20/34	58,380
B1		70	10.00%, 08/07/11	79,800
B1		800	11.00%, 01/11/12-08/17/2040	957,175
			Republic of Italy ( Italy)
Aa2		54,000	3.80%, 03/27/08	501,628

			Republic of Panama ( Panama)
Ba1		200	9.625%, 02/08/11	230,000
			Russian Federation ( Russia)
Baa3		850	5.00%, 03/31/30	944,860
			United Kingdom Treasury ( United Kingdom)
Aaa	GBP	600	4.75%, 06/07/10	1,080,822
Aaa		200	5.75%, 12/07/09	372,693

			Total Foreign Government Bonds (cost $4,051,517)	4,225,358

			Municipals —0.8%
			Florida State Board of Education
Aa1		400	5.00%, 06/01/32	410,956
			Georgia State Road & Tollway Authority Revenue Bonds
Aaa		200	5.00%, 03/01/21	210,978
			Golden State Tobacco Securitization Corp Ca Series 2003-A-1
Baa3		250	6.25%, 06/01/33	274,468
			Massachusetts Water Resources Authority, Series J
Aaa		250	5.00%, 08/01/32	255,875
			Salt River Project Agricultural Improvement & Power District
Aa2		500	4.75%, 01/01/32	499,970
			San Antonio Texas Water Revenue
Aaa		400	5.00%, 05/15/25	412,116
			South Carolina State Highway, Series B
Aaa		200	5.00%, 04/01/17	211,594
			South Central Regional Water Authority Water System Revenue Bonds
Aaa		600	5.00%, 08/01/26	627,204

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Municipals (cont’d)
		Tobacco Settlement Financing Corp.
Baa3	$300	6.00%, 06/01/37	$313,221
Baa3	250	6.375%, 06/01/32	277,282

		Total municipals (cost $3,275,277)	3,493,664

		Asset-Backed Securities
		Brazos Student Loan Finance Corp., Student Loan Assoc., Notes Series 1998-A Class A2 (cost $180,289)
Aaa	182	4.238%, 06/01/23(c)	182,908

UNITS	DESCRIPTION	VALUE

	Warrants
333	Gentek, Inc., Class B, expires 10/31/08 (g)	1,365
162	Gentek, Inc., Class C, expires 10/31/10 (g)	729
1,525	McLeod USA, Inc., expires 4/16/07	9

	Total warrants (cost $0)	2,103

SHARES	DESCRIPTION	VALUE

	Rights (a)
	Commercial Banks
9,900	Oko Bank, expires 11/15/05 ( Finland) (cost $39,067)	189

	Total long-term investments (cost $410,064,560 )	432,341,543

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	SHORT-TERM INVESTMENTS —10.6%

	Commercial Paper —0.1%
	Viacom, Inc. (Cost $597,936)
600	4.27%, 11/30/05	597,936

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Foreign Government Bonds —3.3%
			Bank of England DN ( United Kingdom)(n)
NR		2,600	2.34%, 12/15/05	3,108,073
			Dutch Treasury ( Netherlands)
NR	EUR	1,700	2.06%, 12/15/05	2,032,288
NR		2,500	2.21%, 11/30/05	2,991,365
			French Treasury Bill(n)
NR		2,700	2.23%, 12/29/05	3,224,915

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Foreign Government Bonds (cont’d)
			German Treasury Bill ( Germany)(n)
NR	EUR	2,200	2.02%, 01/18/06	2,624,729

			Total Foreign Government Bonds (cost $14,127,116)	13,981,370

		SHARES

			Money Market Mutual Fund —7.1%
		30,409,509	Dryden Core Investment Fund - Taxable Money Market Series (w)	30,409,509

			Total Money Market Mutual Fund (cost $30,409,509)	30,409,509

		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			U.S. Treasury Obligations —0.1%
			U S Treasury Bills
		345	4.00%, 12/15/05	343,489
		150	3.495%, 12/15/05	149,359

			Total U.S. Treasury obligations (cost $492,930)	492,848

			Total short-term investments (cost $45,752,146 )	45,598,007

		CONTRACTS/ NOTIONAL AMOUNT (000)#	DESCRIPTION	VALUE

			Outstanding Options Purchased
			Call Options
		3,200	Swap Option on 3 Month LIBOR, expiring 10/12/06 @ 4.25%	5,616
		690	Swap Option on 3 Month LIBOR, expring 10/18/06 @ 4.50%	21,348
		280	Swap Option on 3 Month LIBOR, expring 10/19/06 @ 4.25%	5,060

				32,024
			Put Options
		50	Euro Futures, expiring 03/13/06 @ $92.50	313
		154	Euro Futures, expiring 12/19/05 @ $93.75	962
		30	Euro Futures, expiring 12/19/05 @ $94	188
		600	Swap Option on 3 Month LIBOR, expring 04/27/06 @ 6.25%	21,500
		600	Swap Option, expiring 04/27/09 @ 5.75%	61,357

				84,320

			Total Outstanding Options Purchased (cost $124,655)	116,344

			Total Investments, Before Outstanding Options Written and Securities Sold Short —111.4% (cost $455,816,706)(p)	477,939,550

			SECURITIES SOLD SHORT —(4.5)%

			Short Sales —(4.5)%
			United States Treasury Notes
		800	3.375%, 09/15/09	(769,813)
			United States Treasury Notes
		1,500	3.625%, 07/15/09	(1,458,164)
			United States Treasury Notes
		9,200	4.25%, 11/15/14	(8,975,391)
			United States Treasury Notes
		6,800	4.875%, 02/15/12	(6,935,204)
			United States Treasury Notes
		1,000	6.00%, 02/15/26	(1,053,672)

			Total SECURITIES SOLD SHORT (cost $(19,672,813))	(19,192,244)

STRATEGIC PARTNERS MODERATE ALLOCATION FUND
Schedule of Investments As of October 31, 2005 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNT (000)#	DESCRIPTION	VALUE

	OUTSTANDING OPTIONS WRITTEN

	Put Options
5	90 Day GBP, expiring 12/21/05 @ 94.00	(55)
1,700	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 4.0%	(5,415)
1,400	Swap Option 3 Month LIBOR, expring 07/03/06 @ 4.30%	(6,003)
300	Swap Option 3 Month LIBOR, expring 10/18/06 @ 4.56%	(22,572)
120	Swap Option 3 Month LIBOR, expring 10/19/06 @ 4.31%	(5,395)
1,700	Swap Option 3 Month LIBOR, expring 7/03/06 @ 6.0%	(1,821)

	Total outstanding options written (premiums received $ 140,045)	(41,261)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short(o) —106.9% (cost $436,003,848)	458,706,045
	Liabilities in excess of other assets(u) —(6.9)%	(29,683,201)

	Net Assets —100%	$429,022,844

The following abbreviations are used in portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NR	Not Rated by Moodys or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen

	(1)	Principal amount in U.S. Dollars unless otherwise indicated.

	(2)	The fund’s current prospectus contains descriptions of Moody’s and Standard & Poor’s ratings.
	(a)	Non-income producing security.

	(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

	(g)	Indicates a security that has been deemed illiquid.

	(k)	Securities or a portion thereof with an aggregate market value of $149,343 have been segregated with the custodian to cover margin requirements for futures contracts open at October 31, 2005.

	(n)	Rates shown are the effective yields at purchase date.

	(o)	As of October 31, 2005, 57 securities representing $12,888,431 and 3.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

	(p)	The United States federal income tax basis of the Fund’s investments was $457,691,394; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,248,156 (gross unrealized appreciation - $33,242,565; gross unrealized depreciation - $12,994,409). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

	(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

	(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2005	Unrealized Appreciation (Depreciation)

Long Position:
9	5 Year Treasury Note	Dec 05	$970,734	$953,016	$(17,718)
4	Eurodollar	Dec 05	956,600	955,200	(1,400)
184	Eurodollar	Mar 06	43,901,975	43,821,900	(80,075)

					$(99,193)

Short Position
37	5 Year Treasury Note	Dec 05	$4,050,922	$4,012,766	$38,156
2	10 Year German Government Bond	Dec 05	290,888	288,635	2,253

					$40,409

Forward foreign currency exchange contracts outstanding at October 31, 2005:

Purchase Contracts
Description	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)

Euros, 2,041,000, Expiring 11/08/05	$2,452,765	$2,447,095	$(5,670)
Japanese Yen, 212,720,000, Expiring, 12/01/05	1,870,981	1,833,753	(37,228)
Pound Sterling, 765,000, Expiring 12/05/05	1,410,056	1,353,543	(56,513)

	$5,733,802	$5,634,391	$(99,411)

Sales Contracts
Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros, 15,191,052, Expiring 11/08/05	18,322,635	18,212,828	109,807
Pound Sterling, 865,000, Expiring 11/21/05	1,520,873	1,530,685	(9,812)
Pound Sterling, 1,500,000, Expiring 12/05/05	2,699,774	2,654,005	45,769
Mexican Peso, 14,600,000, Expiring 12/06/05	1,305,669	1,346,615	(40,946)

	$23,848,951	$23,744,133	$104,818

Interest rate swap agreements outstanding at October 31, 2005:

Counter Party	Termination Date		Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America, N.A. (2)	06/15/2035	USD	$700,000	6.00%	3 Month LIBOR	$75,422
Barclays Capital(1)	09/15/2010	GBP	1,200,000	5.00%	6 Month LIBOR	27,558
Goldman Sachs Capital Markets L.P.(1)	12/15/2010	USD	2,700,000	4.00%	3 Month LIBOR	(95,173)
Bank of America, N.A.(2)	12/15/2015	USD	2,300,000	4.00%	3 Month LIBOR	84,707
Bank of America, N.A.(1)	12/15/2010	USD	1,700,000	4.00%	3 Month LIBOR	(59,957)
Morgan Stanley (2)	12/15/2010	USD	400,000	4.00%	3 Month LIBOR	(13,550)
RBS Greenwich Capital (1)	12/15/2010	USD	1,200,000	4.00%	3 Month LIBOR	(40,650)
Goldman Sachs Capital Markets L.P.(1)	12/15/2010	USD	400,000	4.00%	3 Month LIBOR	(27,381)
Barclays Capital (2)	12/15/2007	USD	1,500,000	4.00%	3 Month LIBOR	(15,067)
Merrill Lynch & Co.(2)	12/15/2014	EUR	3,300,000	4.00%	6 Month LIBOR	(50,469)
UBS AG(1)	10/15/2010	EUR	100,000	2.15%	6 Month LIBOR	224
Merrill Lynch & Co. (2)	06/15/2015	JPY	60,000,000	1.50%	6 Month LIBOR	3,781
Barclays Capital (2)	06/15/2015	JPY	30,000,000	1.50%	6 Month LIBOR	2,109

						($108,446)

(1) Porfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at October 31, 2005 were as follows:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co.(1)	12/20/2008	$200,000	0.26%	Allstate Corp,, 6.125%, due 02/15/12	($ 471)
UBS AG(1)	12/20/2008	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	700
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07
Goldman Sachs (2)	6/20/2010	3,900,000	0.40%	Dow Jones CDX IG4 Index	(24,030)
Bank of America Securities LLC (2)	6/20/2010	600,000	0.40%	Dow Jones CDX IG4 Index	(3,697)
Barclays Bank PLC(1)	6/20/2010	400,000	0.40%	Dow Jones CDX IG4 Index	(2,465)
Bear Sterns International Ltd. (2)	6/20/2010	1,700,000	0.40%	Dow Jones CDX IG4 Index	(11,091)
Bank of America Securities LLC (1)	12/20/2008	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	58
Citigroup (1)	12/20/2008	100,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(383)
Barclays Bank PLC(1)	12/20/2008	200,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(649)
Morgan Stanley & Co.(1)	12/20/2008	100,000	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(177)
Citigroup (1)	12/20/2008	100,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(383)
Lehman Brothers (1)	12/20/2008	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,936)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(441)
Lehman Brothers (1)	12/20/2008	100,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(59)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.32%	Ingersoll-Rand Co.,6.48%,due 6/1/25	(619)
Lehman Brothers (1)	12/20/2008	100,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(177)
Lehman Brothers (1)	12/20/2008	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,148)
Lehman Brothers (1)	12/20/2008	100,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(59)
Lehman Brothers (1)	12/20/2008	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,060)
Lehman Brothers (1)	6/20/2009	500,000	0.40%	People-s Republic of China, 6.80%, due 5/23/11	(3,835)
Lehman Brothers (1)	12/20/2008	100,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,192
Morgan Stanley & Co.(1)	9/20/2010	200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(8,210)
Merrill Lynch & Co.(2)	3/20/2007	400,000	0.61%	Russian Federation, 2.25%, due 03/31/30	631
Citigroup (1)	12/20/2008	300,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(442)
Barclays Bank PLC(1)	12/20/2008	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(996)
Lehman Brothers (1)	12/20/2008	100,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	350

					($ 59,397)

(1) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/Deborah A. Docs
—————————————
Deborah A. Docs Secretary of the Fund

Date December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
——————————
Judy A. Rice President and Principal Executive Officer

Date December 21, 2005

By (Signature and Title)*	/s/Jack Benintende
————————————
Jack Benintende Acting Principal Financial Officer

Date December 21, 2005

* Print the name and title of each signing officer under his or her signature.